ING Life Insurance and Annuity Company Variable Annuity Account B of ING Life Insurance and Annuity Company Deferred Variable Annuity Contract

ING MARATHON PLUS

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April 28 , 2008

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The Contracts. The contracts described in this prospectus are group or individual “Marathon Plus” deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”).
They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the
Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p). We do not currently offer this contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable
Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying
Fund may be obtained by calling our Customer Service Center at 800-531-4547. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 28 , 2008 , Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-
800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA
Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public
Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102.
The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

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ILIAC Marathon Plus – INGMARP

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ILIAC Guaranteed Account (the Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus. To obtain a copy, write to our Customer Service Center at P.O. Box 9271, Des
Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC.
The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Marathon Plus – INGMARP

The investment portfolios available under your Contract are:

ING Investors Trust	ING Variable Funds
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING Variable Portfolios, Inc.
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	ING BlackRock Global Science and Technology Portfolio
ING JPMorgan Value Opportunities Portfolio (Class S)	(Class I)
ING Marsico International Opportunities Portfolio (Class S)	ING Opportunistic Large Cap Growth Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING Opportunistic Large Cap Value Portfolio (Class I)
ING Oppenheimer Main Street Portfolio (Class I)	ING VP Index Plus LargeCap Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)	ING VP Small Company Portfolio (Class I)
ING Van Kampen Capital Growth Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class I)	ING Variable Products Trust
ING VP High Yield Bond (Class I)
ING Partners, Inc.
ING Legg Mason Partners Aggressive Growth Portfolio	ING VP Balanced Portfolio, Inc. (Class I)
(Initial Class)
ING Neuberger Berman Partners Portfolio (Initial Class)	ING VP Intermediate Bond Portfolio (Class I)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING VP Money Market Portfolio (Class I)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)	Calvert Variable Series, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Calvert Social Balanced Portfolio
(Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Fidelity Variable Insurance Products
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Fidelity VIP Contrafund Portfolio (Class I)
ING Van Kampen Equity and Income Portfolio (Initial Class)	Fidelity VIP Equity-Income Portfolio (Class I)
Fidelity VIP Index 500 Portfolio (Class I)
ING Strategic Allocation Portfolios, Inc.
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)

ILIAC Marathon Plus – INGMARP

ILIAC Marathon Plus – INGMARP

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:

ING	ING
Attn: Customer Service	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your

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account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and
“Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs, 401(a) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement.
However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees: Early Withdrawal Charge (As a percentage of payments withdrawn.)

Contracts Issued Outside of the State of New York Contracts Other Than Roth IRA Contracts:

Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts[1]

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

Contracts Issued in the State of New York:

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Annual Maintenance Fee	$30.00[2]
Transfer Charge	$ 0.00[3]

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2	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees – Transaction Fees — Annual Maintenance Fee.”

3	During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

Contracts Issued Outside of the State of New York

·	Other than Roth IRA Contracts Issued before May 1, 1998
	Mortality and Expense Risk Charge	1.25%[4]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.40%

·	Roth IRA Contracts and Contracts Issued on or after May 1, 1998
	Mortality and Expense Risk Charge	1.10%[4]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.25%

Contracts Issued in New York

·	All Contracts
	Mortality and Expense Risk Charge	1.25%[4]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.40%

GET Fund Guarantee Charge*		0.50%

*	For investments in the ING GET U.S. Core Portfolio subaccount, an additional 0.50% guarantee charge will be made. The GET Fund guarantee charges applies during each guarantee period to amounts invested in the GET

Fund investment option only. See “Investment Options – Variable Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Amount During the Income Phase. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

·	All Contracts
	Mortality and Expense Risk Charge	1.25%[4]
	Administrative Expense Charge	0.00% - 0.25%[5]
	Total Separate Account Expenses	1.25% - 1.50%

4	Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees – Fees Deducted from Investments in the Separate Account - Mortality and Expense Risk Charge.”

5	We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase - Charges Deducted.”

Fees Deducted by the Funds

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The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund’s most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1], and	0.10%	1.25%
other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contract Issued Outside of the State of New York

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$955	$1,384	$1,839	$2,850
2)	If you do not withdraw your entire account value or if you select an income phase
	payment option at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$255	$784	$1,339	$2,850

For Contracts Issued In the State of New York

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$755	$1,084	$1,439	$2,850
2)	If you do not withdraw your entire account value or if you select an income phase
	payment option at the end of the applicable time period:*
	1 year	3 years	5 years	10 years
	$255	$784	$1,339	$2,850

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*	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable
Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

  Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or

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  any other government agency. Unless otherwise noted, all funds are diversified as defined under theInvestment Company Act of 1940. Refer to the fund prospectuses for additional information. Fundprospectuses may be obtained, free of charge, from our Customer Service Center at the address and phonenumber listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.
  ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The
Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the
GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the
Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed
Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company
  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed
Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt

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management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the

ILIAC Marathon Plus – INGMARP

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warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not

ILIAC Marathon Plus – INGMARP

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limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer
Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential.
Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transactions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix III for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract
Overview—Questions: Contacting the Company.”

PURCHASE AND RIGHTS

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How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics -- Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.
  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).

Your Rights Under the Contract

· Individual Contracts. You have all contract rights.

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  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sump;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment. Purchase Payment Amounts. The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified

Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,500,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated

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among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK Contracts Other Than Roth IRA Contracts

Years from Receipt	Early Withdrawal
of Purchase Payment	Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts[1]

Completed	Early Withdrawal
Account Years	Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

CONTRACTS ISSUED IN THE STATE OF NEW YORK

Years from Receipt	Early Withdrawal
of Purchase Payment	Charge

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Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 of more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn.
For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is
10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

  Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or
  Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment

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  option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or
  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one year has elapsed since the account effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Contracts Issued Outside of the State of New York
·	Contracts other than Roth IRAs Issued before May 1, 1998	1.25%
·	Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts	1.10%
Contracts Issued in the State of New York
·	All Contracts	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See
“The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to
0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25%
during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

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ING GET U.S. Core Portfolio Guarantee Charge.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET
Fund subaccount. See “Investment Options-Variable Investment Options.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses,
each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be

ILIAC Marathon Plus – INGMARP

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subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

  Fidelity Variable Insurance Product Portfolios
  Calvert Variable Series, Inc.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in

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company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET
Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

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Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING
  GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock
Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option).

Steps for Making A Withdrawal

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.

However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and deliver it to our Customer Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer
Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds reinstated more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated
them in an ING GET U.S. Core Portfolio series that was then accepting deposits. However,

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since June 21, 2007, no new series of the GET Fund are available.
The reinstatement
privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed
Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

  SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

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This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed
Account. The adjustment may be positive or negative.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation.
If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview — Questions: Contacting the Company.”

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)	The account value on the claim date; or

(2)	The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1)	The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined;

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or

(2) Your account value on that account anniversary.

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1)	The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2)	The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

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(3) The account value as of the date of death.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit - Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Taxation ;”
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Taxation.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning

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within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview - Questions: Contacting the Company.”

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Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences.
You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant’s 90th birthday.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See
“Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

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Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit — None: All payments end upon the death of both annuitants.

Life Income —	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to
Two Lives —	30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit — Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income —	Length of Payments: For as long as the annuitant lives.
Cash Refund Option	Death Benefit — Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited availability	lump-sum payment equal to the amount originally applied to the income phase payment option
— fixed payment	(less any premium tax) and less the total amount of income payments paid.
only)

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Life Income— Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit — Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited availability	sum payment equal to the amount applied to the income phase payment option (less any
— fixed payment	premium tax) and less the total amount of income payments paid.
only)

Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum
Guaranteed	payment may be requested at any time (see below).
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.

Calculation of Lump-Sum Payments. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

TAXATION Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

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Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract,

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plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has

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been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects

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not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section 401, 408 or408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section

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402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, transfersand death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

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  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

· You have attained age 59 1/2;

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  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

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Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity
Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the
10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a) and IRAs
only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.
These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code
Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

ILIAC Marathon Plus – INGMARP

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Tax Consequences of Enhanced Death Benefits
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of
“separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against

ILIAC Marathon Plus – INGMARP

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the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the
Contract. The obligations under the Contract are solely the responsibility of ING Life Insurance and Annuity
Company.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insuranceand Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ILIAC Marathon Plus – INGMARP

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities
Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the Contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry
Regulatory Authority, Inc. (“FINRA”) and the Securities Investor Protection Corporation. ING Financial
Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774.

The Contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the Contracts as “distributors.”

All registered representatives selling the Contracts must also be licensed as insurance agents for the Company.

The following is a list of broker/dealers that are affiliated with the Company:

·	Bancnorth Investment Group, Inc.	·	ING Funds Distributor, LLC
·	Directed Services LLC	·	ING Investment Management Services LLC
·	Financial Network Investment Corporation	·	ING Private Wealth Management LLC
·	Guaranty Brokerage Services, Inc.	·	Multi-Financial Securities Corporation
·	ING America Equities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING DIRECT Securities, Inc.	·	ShareBuilder Securities Corporation
·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.

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· ING Financial Partners, Inc.

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7.0% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 1.00% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the
Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time.
Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of Contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

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43

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

1.	Symetra Investment Services, Inc.	14.	Cadaret, Grant & Co., Inc.
2.	AIG Financial Advisors, Inc.	15.	Wachovia Securities, LLC
3.	Financial Network Investment Corporation	16.	First Heartland Capital, Inc.
4.	Linsco/Private Ledger Corporation	17.	Northwestern Mutual Investment Services, LLC
5.	Lincoln Investment Planning, Inc.	18.	A.G. Edwards & Sons, Inc.
6.	Walnut Street Securities, Inc.	19.	Financial Telesis Inc./JHW Financial &
			Insurance Services
7.	Valor Insurance Agency, Inc.	20.	Tower Square Securities, Inc.
8.	NFP Securities, Inc.	21.	Mutual Service Corporation
9.	ING Financial Partners, Inc.	22.	Morgan Keegan and Company, Inc.
10.	National Planning Corporation	23.	Ameritas Investment Corporation
11.	Multi-Financial Securities Corporation	24.	Lincoln Financial Advisors Corporation
12.	Jefferson Pilot Securities Corporation	25.	Waterstone Financial Group
13.	Securities America, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least
14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a
24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to

ILIAC Marathon Plus – INGMARP

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$2,500 or less solely due to investment performance. Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions: Contacting the Company.”

ILIAC Marathon Plus -INGMARP

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APPENDIX I

ILIAC GUARANTEED ACCOUNT

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the
Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

·	When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn: The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

·	The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

·	Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
·	Tax penalties and/or tax withholding—see “Taxation;”
·	Early withdrawal charge—see “Fees;” or
·	Maintenance fee—see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

ILIAC Marathon Plus – INGMARP	I-1

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

·	Transfers due to participation in the dollar cost averaging program;
·	Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
·	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
·	Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Marathon Plus – INGMARP	I-2

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) (formerly Aetna
Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of
1934 as a broker-dealer and is a member of the Financial Industry
Regulatory Authority and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers

ILIAC Marathon Plus – INGMARP	I-3

APPENDIX II

FIXED ACCOUNT

General Disclosure.

·	The Fixed Account is an investment option available during the accumulation phase under the contract.
·	Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
·	Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
·	Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
·	Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
·	Additional information about this option may be found in the contract.

Interest Rates.

·	The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

·	Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Marathon Plus – INGMARP	II-1

APPENDIX III

DESCRIPTION OF UNDERLYING FUNDS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance level. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING VP Global Science and Technology Portfolio	ING BlackRock Global Science and Technology Portfolio
ING VP Growth Portfolio	ING Opportunistic Large Cap Growth Portfolio
ING VP Value Opportunity Portfolio	ING Opportunistic Large Cap Value Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ILIAC Marathon Plus -INGMARP	III-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Evergreen Omega Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class I)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Value Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class I)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING Oppenheimer Main Street Portfolio (Class I)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ILIAC Marathon Plus – INGMARP	III-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Van Kampen Capital Growth Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING VP Index Plus International Equity Portfolio (Class I)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia and
Far East® Index (“MSCI EAFE® Index”), while maintaining
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management	market level of risk.
Advisors, B.V.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Initial Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: ClearBridge Advisors, LLC

ING Neuberger Berman Partners Portfolio (Initial Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Strategic Income Portfolio (Initial Class)	Seeks a high level of current income principally derived from interest on debt securities.
Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Initial Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ILIAC Marathon Plus – INGMARP	III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Thornburg Value Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Thornburg Investment
Management

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
(Initial Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Initial Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio	Seeks to provide total return consistent with preservation of
(Class I)	capital.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Strategic Allocation Growth Portfolio (Class I)	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Strategic Allocation Moderate Portfolio (Class I)	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ILIAC Marathon Plus – INGMARP	III-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Global Science and Technology Portfolio	Seeks long-term capital appreciation.
(Class I) (formerly, ING VP Global Science and
Technology Portfolio)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Opportunistic Large Cap Growth Portfolio (Class I)	Seeks growth of capital through investment in a diversified
(formerly, ING VP Growth Portfolio)	portfolio consisting primarily of common stocks and
securities convertible into common stocks believed to offer
Investment Adviser: ING Investments, LLC	growth potential.
Investment Subadviser: ING Investment Management
Co.

ING Opportunistic Large Cap Value Portfolio (Class I)	Seeks growth of capital primarily through investment in a
(formerly, ING VP Value Opportunity Portfolio)	diversified portfolio of common stocks.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Index Plus LargeCap Portfolio (Class I)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP High Yield Bond (Class I)	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ILIAC Marathon Plus – INGMARP	III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio (Class I)	Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a diversified
Investment Adviser: ING Investments, LLC	portfolio of one or more of the following asset classes:
stocks, bonds and cash equivalents, based on the judgment of
Investment Subadviser: ING Investment Management	the portfolio’s management, of which of those sectors or mix
Co.	thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

ING VP Money Market Portfolio

ING VP Money Market Portfolio (Class I)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC	high-quality money market instruments. There is no
guarantee that the ING VP Money Market Subaccount
Investment Subadviser: ING Investment Management	will have a positive or level return.
Co.

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio	A don-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Asset Management	portfolio of stocks, bonds and money market instruments
Company, Inc.	which offer income and capital growth opportunity and which
Investment Subadviser: New Amsterdam Partners LLC	satisfy the investment and social criteria.
and SSgA Funds Management, Inc.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity VIP Equity-Income Portfolio (Class I)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the Standard
& Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

ILIAC Marathon Plus – INGMARP	III-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Fidelity VIP Index 500 Portfolio (Class I)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
Investment Adviser: Fidelity Management & Research	represented by the S&P 500®
Company
Investment Subadviser: Geode Capital Management,
LLC (GeodeSM); FMR Co., Inc.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Marathon Plus – INGMARP	III-7

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APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007, the “Value at beginning of period” shown is the value at first date of investment.

TABLE I FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976
Value at end of period	$13.66	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437
Number of accumulation units outstanding at end of period	39,563	46,853	59,966	73,314	84,238	79,520	73,665	75,859	63,517	34,438
FEDERATED FUND FOR US GOVT. SECURITIES II
Value at beginning of period	$16.35	$15.92	$15.83
Value at end of period	$17.13	$16.35	$15.92
Number of accumulation units outstanding at end of period	124,027	145,844	259,027
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.95	$31.73	$27.52	$24.17	$19.08	$21.347	$24.674	$26.797	$21.872	$17.066
Value at end of period	$40.52	$34.95	$31.73	$27.52	$24.17	$19.08	$21.347	$24.674	$26.797	$21.872
Number of accumulation units outstanding at end of period	2,167,408	2,031,367	2,452,038	2,745,176	3,011,967	3,334,536	3,675,855	4,392,710	5,373,381	5,718,966
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$31.39	$26.48	$25.37	$23.07	$17.95	$21.922	$23.395	$21.883	$20.872	$18.963
Value at end of period	$31.42	$31.39	$26.48	$25.37	$23.07	$17.95	$21.922	$23.395	$21.883	$20.872
Number of accumulation units outstanding at end of period	1,967,292	1,992,502	2,530,754	3,222,464	3,679,829	3,974,733	4,671,456	5,036,497	6,104,314	6,923,692
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$26.13	$22.90	$22.16	$20.31	$16.04	$20.929	$24.151	$27.005	$22.727	$17.961
Value at end of period	$27.17	$26.13	$22.90	$22.16	$20.31	$16.04	$20.929	$24.151	$27.005	$22.727
Number of accumulation units outstanding at end of period	1,328,685	1,644,685	2,079,099	2,661,119	3,107,194	3,363,853	4,072,090	4,683,497	5,394,051	5,533,320
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$17.16	$16.68	$16.55
Value at end of period	$17.66	$17.16	$16.68
Number of accumulation units outstanding at end of period	61,123	70,534	105,179
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.62	$10.17	$9.92
Value at end of period	$11.72	$10.62	$10.17
Number of accumulation units outstanding at end of period	418,336	371,566	450,767

ILIAC Mthn Plus

IV-1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.04	$9.90	$9.66
Value at end of period	$10.27	$10.04	$9.90
Number of accumulation units outstanding at end of period	2,739,394	3,186,486	448,587
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.73	$10.97	$10.69
Value at end of period	$20.16	$14.73	$10.97
Number of accumulation units outstanding at end of period	279,590	231,336	106,027
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912
Value at end of period	$17.81	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64
Number of accumulation units outstanding at end of period	318,963	246,553	276,430	248,566	179,917	191,334	218,709	253,493	183,802	199,291
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$10.64	$10.05
Value at end of period	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	219,617	258,379	290,702
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.27	$14.96	$13.62	$12.59	$9.24	$14.485	$19.644	$27.973	$18.803	$14.707
Value at end of period	$15.79	$16.27	$14.96	$13.62	$12.59	$9.24	$14.485	$19.644	$27.973	$18.803
Number of accumulation units outstanding at end of period	1,089,566	1,248,174	1,552,599	1,960,116	2,405,160	2,842,989	3,504,571	4,169,944	4,571,240	5,270,772
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.69	$9.97
Value at end of period	$12.70	$10.69
Number of accumulation units outstanding at end of period	228,907	182,540
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.53	$10.42	$10.05
Value at end of period	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	2,222,297	2,103,047	2,762,120
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.97	$12.00	$10.06
Value at end of period	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	4,258,951	5,058,380	6,278,643
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.55	$11.04	$10.24
Value at end of period	$12.93	$12.55	$11.04
Number of accumulation units outstanding at end of period	53,124	53,331	49,331

ILIAC Mthn Plus

IV-2

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.80	$10.10	$10.01
Value at end of period	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	1,580,399	1,448,500	1,713,163
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.29	$10.51	$9.98
Value at end of period	$11.45	$11.29	$10.51
Number of accumulation units outstanding at end of period	159,124	201,990	191,704
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152
Value at end of period	$15.15	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686
Number of accumulation units outstanding at end of period	359,077	326,456	422,122	591,044	726,562	846,007	1,075,773	1,162,340	975,016	881,252
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.57	$11.69	$10.04
Value at end of period	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	1,383,807	1,362,629	1,689,424
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$30.09	$26.93	$25.72	$23.71	$18.37	$24.288	$27.438	$27.835	$23.078	$18.343
Value at end of period	$32.60	$30.09	$26.93	$25.72	$23.71	$18.37	$24.288	$27.438	$27.835	$23.078
Number of accumulation units outstanding at end of period	982,830	1,231,358	1,536,643	1,898,219	2,230,071	2,520,654	3,007,877	3,475,122	3,902,489	4,440,083
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$17.32	$15.34	$14.22	$12.57	$10.20	$13.775	$17.659	$18.75	$15.331	$12.641
Value at end of period	$17.28	$17.32	$15.34	$14.22	$12.57	$10.20	$13.775	$17.659	$18.75	$15.331
Number of accumulation units outstanding at end of period	801,155	889,065	1,141,400	1,400,307	1,734,132	2,125,862	2,768,107	3,282,514	3,631,867	4,136,851
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.09	$10.88	$10.06
Value at end of period	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	2,703,698	2,650,463	3,280,731
ING VP BALANCED PORTFOLIO
Value at beginning of period	$27.81	$25.64	$24.95	$23.12	$19.73	$22.309	$23.622	$24.091	$21.507	$18.653
Value at end of period	$28.95	$27.81	$25.64	$24.95	$23.12	$19.73	$22.309	$23.622	$24.091	$21.507
Number of accumulation units outstanding at end of period	1,127,306	1,057,043	1,052,872	1,301,154	1,386,103	1,497,149	1,777,784	2,057,800	2,243,590	2,533,501
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824	$9.738
Value at end of period	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	423,656	420,854	626,518	707,921	822,310	476,267	451,032	366,685

ILIAC Mthn Plus

IV-3

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$23.96	$21.28	$19.96	$18.67	$15.02	$20.311	$25.247	$28.758	$24.839	$22.004
Value at end of period	$25.37	$23.96	$21.28	$19.96	$18.67	$15.02	$20.311	$25.247	$28.758	$24.839
Number of accumulation units outstanding at end of period	1,934,457	2,055,253	2,526,478	3,054,427	3,762,254	4,488,575	5,533,623	6,649,057	7,621,660	8,999,336
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158
Value at end of period	$17.92	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862
Number of accumulation units outstanding at end of period	221,147	216,057	284,277	399,687	498,520	573,853	801,461	1,107,042	947,366	738,449
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414
Value at end of period	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704
Number of accumulation units outstanding at end of period	1,348,920	837,662	1,080,462	1,398,953	1,709,966	1,883,338	2,099,794	2,629,361	2,708,365	2,252,763
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.19	$18.70	$18.38	$17.78	$16.96	$15.88	$14.811	$13.70	$13.998	$13.128
Value at end of period	$20.06	$19.19	$18.70	$18.38	$17.78	$16.96	$15.88	$14.811	$13.70	$13.998
Number of accumulation units outstanding at end of period	1,054,671	929,670	1,183,071	1,440,153	1,906,360	2,475,954	2,227,649	1,640,793	1,967,951	1,948,373
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.32	$13.84	$13.63	$13.68	$13.75	$13.723	$13.392	$12.766	$12.322	$11.85
Value at end of period	$14.84	$14.32	$13.84	$13.63	$13.68	$13.75	$13.723	$13.392	$12.766	$12.322
Number of accumulation units outstanding at end of period	3,949,260	2,561,195	2,849,755	3,544,103	4,086,227	6,600,978	7,306,703	5,982,730	7,902,384	6,973,165
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638
Value at end of period	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595
Number of accumulation units outstanding at end of period	499,075	543,958	692,361	912,241	1,058,759	1,032,724	993,412	970,627	715,582	873,316
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$18.09	$16.93	$16.54	$15.53	$13.86	$14.695	$15.267	$14.772	$13.989	$13.267
Value at end of period	$18.87	$18.09	$16.93	$16.54	$15.53	$13.86	$14.695	$15.267	$14.772	$13.989
Number of accumulation units outstanding at end of period	320,452	382,893	515,601	584,968	674,272	798,446	917,449	988,465	1,203,703	1,551,324
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.44	$18.31	$17.49	$15.83	$12.91	$15.187	$17.415	$17.779	$15.769	$15.333
Value at end of period	$21.17	$20.44	$18.31	$17.49	$15.83	$12.91	$15.187	$17.415	$17.779	$15.769
Number of accumulation units outstanding at end of period	273,725	316,640	354,898	441,999	464,322	493,887	554,667	664,702	742,494	1,027,839
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$19.15	$17.47	$16.92	$15.56	$13.21	$14.814	$16.155	$16.316	$15.013	$14.377
Value at end of period	$19.91	$19.15	$17.47	$16.92	$15.56	$13.21	$14.814	$16.155	$16.316	$15.013
Number of accumulation units outstanding at end of period	448,223	579,527	688,961	755,251	629,632	589,474	671,070	765,165	947,776	1,316,579
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246
Value at end of period	$221.80	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985
Number of accumulation units outstanding at end of period	241,280	318,470	398,293	533,300	654,656	760,214	849,750	641,673	609,862	841,078

ILIAC Mthn Plus

IV-4

Condensed Financial Information (continued)

TABLE II

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.67	$12.72	$12.20	$11.41	$9.68	$11.161	$12.146	$12.696	$11.456	$10.882
Value at end of period	$13.87	$13.67	$12.72	$12.20	$11.41	$9.68	$11.161	$12.146	$12.696	$11.456
Number of accumulation units outstanding at end of period	39,885	55,126	69,445	71,382	71,475	65,983	61,262	59,786	58,632	56,713
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$28.30	$25.65	$22.21	$19.48	$15.35	$17.15	$19.792	$21.463	$17.492	$15.503
Value at end of period	$32.85	$28.30	$25.65	$22.21	$19.48	$15.35	$17.15	$19.792	$21.463	$17.492
Number of accumulation units outstanding at end of period	2,747,401	414,222	532,467	609,405	591,046	590,672	614,227	731,695	787,797	637,258
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$22.74	$19.16	$18.33	$16.64	$12.93	$15.765	$16.799	$15.689	$14.942	$15.151
Value at end of period	$22.80	$22.74	$19.16	$18.33	$16.64	$12.93	$15.765	$16.799	$15.689	$14.942
Number of accumulation units outstanding at end of period	2,144,372	495,273	628,401	751,001	795,914	820,646	895,708	877,097	992,829	919,970
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$22.03	$19.27	$18.62	$17.05	$13.44	$17.509	$20.173	$22.522	$18.925	$17.227
Value at end of period	$22.93	$22.03	$19.27	$18.62	$17.05	$13.44	$17.509	$20.173	$22.522	$18.925
Number of accumulation units outstanding at end of period	230,587	302,827	458,510	608,369	654,473	761,472	888,564	988,345	1,101,289	844,490
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.64	$10.18	$9.92
Value at end of period	$11.76	$10.64	$10.18
Number of accumulation units outstanding at end of period	209,064	2,885	2,764
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.06	$9.91	$9.61
Value at end of period	$10.31	$10.06	$9.91
Number of accumulation units outstanding at end of period	1,334,171	418,622	4,021
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.76	$10.97	$10.85
Value at end of period	$20.23	$14.76	$10.97
Number of accumulation units outstanding at end of period	86,905	23,921	4,253

ILIAC Mthn Plus

IV-5

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001		2000	1999	1998

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.64	$13.79	$12.69	$10.81	$8.45	$10.449	$14.482	$18.238		$11.659	$11.775
Value at end of period	$18.09	$16.64	$13.79	$12.69	$10.81	$8.45	$10.449	$14.482		$18.238	$11.659
Number of accumulation units outstanding at end of period	768,192	59,183	88,833	85,528	67,796	68,657	56,361	67,478		80,485	107,009
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.62	$10.65	$10.01
Value at end of period	$12.32	$12.62	$10.65
Number of accumulation units outstanding at end of period	16,435	22,947	9,771
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.18	$10.26	$9.33	$8.61	$6.31	$9.875	$13.372	$19.012		$12.761	$12.011
Value at end of period	$10.86	$11.18	$10.26	$9.33	$8.61	$6.31	$9.875	$13.372		$19.012	$12.761
Number of accumulation units outstanding at end of period	724,262	215,783	266,522	318,929	359,508	393,581	482,715	555,263		554,655	503,944
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.70	$9.97
Value at end of period	$12.74	$10.70
Number of accumulation units outstanding at end of period	182,335	13,425
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.56	$10.43	$10.02
Value at end of period	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	2,465,846	584,339	825,261
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.00	$12.02	$10.06
Value at end of period	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	2,584,190	801,709	1,038,532
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.58	$11.05	$10.50
Value at end of period	$12.98	$12.58	$11.05
Number of accumulation units outstanding at end of period	50,694	12,735	12,734
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.83	$10.11	$10.01
Value at end of period	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	1,498,009	313,936	411,905
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.32	$10.52	$10.45
Value at end of period	$11.49	$11.32	$10.52
Number of accumulation units outstanding at end of period	20,597	5,994	5,454
ILIAC Mthn Plus

IV-6

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001		2000	1999	1998

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.53	$12.59	$12.56	$11.27	$8.91	$12.917	$17.385	$18.672		$12.708	$12.147
Value at end of period	$15.39	$14.53	$12.59	$12.56	$11.27	$8.91	$12.917	$17.385		$18.672	$12.708
Number of accumulation units outstanding at end of period	507,299	87,608	124,382	170,465	203,718	243,401	308,780	314,991		289,620	214,290
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.61	$11.70	$10.04
Value at end of period	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	1,609,823	233,358	286,323
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$22.01	$19.67	$18.76	$17.27	$13.36	$17.636	$19.893	$20.151		$16.682	$15.327
Value at end of period	$23.89	$22.01	$19.67	$18.76	$17.27	$13.36	$17.636	$19.893		$20.151	$16.682
Number of accumulation units outstanding at end of period	263,940	159,581	197,597	244,111	244,873	234,755	281,779	293,211		304,102	272,321
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.04	$10.65	$9.86	$8.70	$7.05	$9.506	$12.169	$12.901		$10.532	$10.102
Value at end of period	$12.03	$12.04	$10.65	$9.86	$8.70	$7.05	$9.506	$12.169		$12.901	$10.532
Number of accumulation units outstanding at end of period	700,549	131,679	203,458	273,288	310,163	356,088	491,018	579,224		576,382	554,095
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.12	$10.89	$10.06
Value at end of period	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	3,038,623	670,897	824,275
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.91	$18.33	$17.81	$16.48	$14.04	$15.852	$16.759	$17.066		$15.212	$14.392
Value at end of period	$20.76	$19.91	$18.33	$17.81	$16.48	$14.04	$15.852	$16.759		$17.066	$15.212
Number of accumulation units outstanding at end of period	1,708,968	303,633	318,872	379,563	356,122	342,040	387,907	452,342		456,097	363,745
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83	$9.999
Value at end of period	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	404,000	39,712	56,742	79,278	113,309	61,730	70,054	53,902
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.21	$14.38	$13.46	$12.58	$10.10	$13.64	$16.928	$19.253		$16.604	$16.554
Value at end of period	$17.19	$16.21	$14.38	$13.46	$12.58	$10.10	$13.64	$16.928		$19.253	$16.604
Number of accumulation units outstanding at end of period	2,958,414	440,709	536,182	672,513	779,501	892,957	1,051,190 1,199,815		1,372,572		1,327,157
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.65	$15.44	$14.29	$13.50	$10.49	$14.948	$20.755	$23.87		$17.909	$15.809
Value at end of period	$18.21	$15.65	$15.44	$14.29	$13.50	$10.49	$14.948	$20.755		$23.87	$17.909
Number of accumulation units outstanding at end of period	356,136	97,336	144,026	181,831	216,334	234,214	312,228	419,749		367,226	266,761

ILIAC Mthn Plus

IV-7

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001		2000	1999	1998

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$21.45	$18.96	$18.21	$16.68	$13.39	$17.281	$20.261	$22.646		$18.449	$16.421
Value at end of period	$22.24	$21.45	$18.96	$18.21	$16.68	$13.39	$17.281	$20.261		$22.646	$18.449
Number of accumulation units outstanding at end of period	1,789,703	296,025	444,521	539,378	596,166	635,456	719,529	867,634		838,357	609,863
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.52	$16.08	$15.79	$15.24	$14.52	$13.573	$12.64	$11.674		$11.91	$11.367
Value at end of period	$17.30	$16.52	$16.08	$15.79	$15.24	$14.52	$13.573	$12.64		$11.674	$11.91
Number of accumulation units outstanding at end of period	1,745,839	274,574	350,177	421,917	490,687	624,875	512,374	429,645		487,814	387,995
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.10	$12.65	$12.44	$12.46	$12.51	$12.465	$12.145	$11.561		$11.141	$10.847
Value at end of period	$13.61	$13.10	$12.65	$12.44	$12.46	$12.51	$12.465	$12.145		$11.561	$11.141
Number of accumulation units outstanding at end of period	3,976,528	527,585	552,474	657,978	729,177	1,031,858	1,479,116	939,266	1,373,014		1,221,159
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$27.83	$24.13	$22.16	$19.62	$14.45	$19.063	$18.563	$17.613		$13.631	$15.596
Value at end of period	$29.11	$27.83	$24.13	$22.16	$19.62	$14.45	$19.063	$18.563		$17.613	$13.631
Number of accumulation units outstanding at end of period	571,638	161,032	221,559	272,890	294,168	286,773	287,178	297,717		276,386	272,562
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.07	$15.95	$15.55	$14.58	$12.99	$13.757	$14.271	$13.787		$13.037	$13.073
Value at end of period	$17.83	$17.07	$15.95	$15.55	$14.58	$12.99	$13.757	$14.271		$13.787	$13.037
Number of accumulation units outstanding at end of period	183,524	134,201	175,247	226,963	244,360	283,368	327,498	368,911		430,582	467,027
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.38	$16.45	$15.68	$14.18	$11.55	$13.557	$15.521	$15.822		$14.012	$14.947
Value at end of period	$19.07	$18.38	$16.45	$15.68	$14.18	$11.55	$13.557	$15.521		$15.822	$14.012
Number of accumulation units outstanding at end of period	130,792	65,251	61,873	76,407	92,633	97,671	121,059	128,642		143,278	160,746
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.54	$15.98	$15.45	$14.19	$12.03	$13.468	$14.665	$14.789		$13.588	$14.044
Value at end of period	$18.27	$17.54	$15.98	$15.45	$14.19	$12.03	$13.468	$14.665		$14.789	$13.588
Number of accumulation units outstanding at end of period	130,635	88,924	132,033	139,920	126,684	139,966	177,460	228,739		254,767	237,468
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$21.78	$19.01	$17.99	$16.53	$13.44	$18.382	$20.596	$18.926		$16.028	$15.274
Value at end of period	$22.15	$21.78	$19.01	$17.99	$16.53	$13.44	$18.382	$20.596		$18.926	$16.028
Number of accumulation units outstanding at end of period	66,658	64,898	89,369	121,623	137,774	171,772	211,524	157,762		160,010	173,741

ILIAC Mthn Plus

IV-8

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

ING MARATHON PLUS

Statement of Additional Information

Dated
April 28, 2008

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated
April 28, 2008.

A free prospectus is available upon request from the local ING Life Insurance and Annuity
Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration, TS21
One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2007, the Company had $62 billion invested through its products, including $49 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of
July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way,
Windsor, Connecticut 06095-4774.

In addition to serving as the principal underwriter and the depositor for the separate account, the
Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

2

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The investment portfolios available under your Contract are:

ING Investors Trust	ING Variable Funds
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING Variable Portfolios, Inc.
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	ING BlackRock Global Science and Technology Portfolio
ING JPMorgan Value Opportunities Portfolio (Class S)	(Class I)
ING Marsico International Opportunities Portfolio (Class S)	ING Opportunistic Large Cap Growth Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING Opportunistic Large Cap Value Portfolio (Class I)
ING Oppenheimer Main Street Portfolio (Class I)	ING VP Index Plus LargeCap Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)	ING VP Small Company Portfolio (Class I)
ING Van Kampen Capital Growth Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class I)	ING Variable Products Trust
ING VP High Yield Bond (Class I)
ING Partners, Inc.
ING Legg Mason Partners Aggressive Growth Portfolio	ING VP Balanced Portfolio, Inc. (Class I)
(Initial Class)
ING Neuberger Berman Partners Portfolio (Initial Class)	ING VP Intermediate Bond Portfolio (Class I)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING VP Money Market Portfolio (Class I)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)	Calvert Variable Series, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Calvert Social Balanced Portfolio
(Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Fidelity Variable Insurance Products
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Fidelity VIP Contrafund Portfolio (Class I)
ING Van Kampen Equity and Income Portfolio (Initial Class)	Fidelity VIP Equity-Income Portfolio (Class I)
Fidelity VIP Index 500 Portfolio (Class I)
ING Strategic Allocation Portfolios, Inc.
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)

3

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of
Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous.
A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2007, 2006 and 2005 amounted to $2,666,060.62, $2,507,216.09 and $2,761,989.83, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s)
fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum).
Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

4

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the
Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s
Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance
Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.

5

From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 an Independent
Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable Annuity Account B.

6

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2007

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2007

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares
AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio
Federated Insurance Series:
Federated American Leaders Fund II
Federated Capital Income Fund II
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Mid Cap Growth Strategies Fund II
Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class

ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Institutional Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Global Real Estate Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional
Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING MarketPro Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service
Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Institutional Class
ING Pioneer Fund Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class*
ING VP Index Plus International Equity Portfolio - Institutional
Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class
ING American Century Select Portfolio - Initial Class
ING American Century Small-Mid Cap Value Portfolio - Service
Class
ING Baron Asset Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis New York Venture Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class
ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Pioneer High Yield Portfolio - Initial Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I
ING VP Growth Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP International Equity Portfolio - Class I
ING VP Small Company Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class S
ING VP Real Estate Portfolio - Class I
ING VP SmallCap Opportunities Portfolio - Class I
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional
Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Mid Cap Fund/VA

PIMCO Variable Insurance Trust:

PIMCO Real Return Portfolio - Administrative Class Pioneer Variable Contracts Trust: Pioneer Emerging Markets VCT Portfolio - Class I

Pioneer Equity Income VCT Portfolio - Class I Pioneer Fund VCT Portfolio - Class I

Pioneer High Yield VCT Portfolio - Class I Pioneer Mid Cap Value VCT Portfolio - Class I

Wanger Advisors Trust: Wanger International Small Cap Wanger Select Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II

Assets
Investments in mutual funds
at fair value	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537
Total assets	929	1,492	1,766	17,444	2,537
Net assets	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537

Net assets
Accumulation units	$ 823	$ 1,289	$ 1,766	$ 17,405	$ 2,528
Contracts in payout (annuitization)
period	106	203	-	39	9

Total net assets	$ 929	$ 1,492	$ 1,766	$ 17,444	$ 2,537

Total number of shares	31,632	51,244	920,863	1,018,346	263,728

Cost of shares	$ 832	$ 1,262	$ 1,718	$ 19,034	$ 2,154

The accompanying notes are an integral part of these financial statements. 4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II

Assets
Investments in mutual funds
at fair value	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114
Total assets	4,689	2,125	5,582	3,549	6,114
Net assets	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114

Net assets
Accumulation units	$ 4,587	$ 2,125	$ 5,541	$ 3,526	$ 6,114
Contracts in payout (annuitization)
period	102	-	41	23	-

Total net assets	$ 4,689	$ 2,125	$ 5,582	$ 3,549	$ 6,114

Total number of shares	289,288	184,265	745,309	189,690	202,049

Cost of shares	$ 3,565	$ 2,072	$ 5,554	$ 2,429	$ 4,343

The accompanying notes are an integral part of these financial statements. 5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176
Total assets	1,915	144,175	16,955	103	10,176
Net assets	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176

Net assets
Accumulation units	$ 1,915	$ 144,175	$ 16,955	$ -	$ 10,176
Contracts in payout (annuitization)
period	-	-	-	103	-

Total net assets	$ 1,915	$ 144,175	$ 16,955	$ 103	$ 10,176

Total number of shares	1,914,925	6,029,884	375,770	17,257	401,911

Cost of shares	$ 1,915	$ 136,681	$ 12,604	$ 109	$ 8,989

The accompanying notes are an integral part of these financial statements. 6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	ING GET
	Initial Class	Initial Class	Initial Class	- Class 2	Fund - Series U

Assets
Investments in mutual funds
at fair value	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Total assets	241,923	41,388	1,079	4,263	16,973
Net assets	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973

Net assets
Accumulation units	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 241,923	$ 41,388	$ 1,079	$ 4,263	$ 16,973

Total number of shares	8,671,068	252,333	84,595	249,322	1,693,931

Cost of shares	$ 220,006	$ 30,359	$ 1,076	$ 4,352	$ 16,857

The accompanying notes are an integral part of these financial statements. 7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET	Portfolio - Service	Funds Growth	Income	International
	Fund - Series V	Class	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453
Total assets	25,731	183	28,095	24,551	29,453
Net assets	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453

Net assets
Accumulation units	$ 25,731	$ 183	$ 25,677	$ 22,057	$ 26,749
Contracts in payout (annuitization)
period	-	-	2,418	2,494	2,704

Total net assets	$ 25,731	$ 183	$ 28,095	$ 24,551	$ 29,453

Total number of shares	2,490,901	10,406	395,039	551,085	1,121,575

Cost of shares	$ 24,884	$ 184	$ 23,710	$ 21,952	$ 24,154

The accompanying notes are an integral part of these financial statements. 8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING BlackRock
	Large Cap		ING Evergreen	ING FMRSM
	Growth	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Portfolio -	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Class	Service Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256
Total assets	43,667	556	11,913	28,743	1,256
Net assets	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256

Net assets
Accumulation units	$ 40,507	$ 556	$ 11,074	$ 26,479	$ 1,256
Contracts in payout (annuitization)
period	3,160	-	839	2,264	-

Total net assets	$ 43,667	$ 556	$ 11,913	$ 28,743	$ 1,256

Total number of shares	3,527,193	43,738	924,917	1,874,953	82,391

Cost of shares	$ 44,402	$ 541	$ 10,062	$ 27,305	$ 1,156

The accompanying notes are an integral part of these financial statements. 9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Franklin	ING Global
	Portfolio -	Growth	Income	Mutual Shares	Real Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393
Total assets	60,289	174	6,948	3,654	2,393
Net assets	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393

Net assets
Accumulation units	$ 59,465	$ 174	$ 6,948	$ 3,654	$ 2,393
Contracts in payout (annuitization)
period	824	-	-	-	-

Total net assets	$ 60,289	$ 174	$ 6,948	$ 3,654	$ 2,393

Total number of shares	5,344,777	13,733	620,953	378,265	198,237

Cost of shares	$ 58,072	$ 176	$ 6,896	$ 3,585	$ 2,777

The accompanying notes are an integral part of these financial statements. 10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core	ING JPMorgan
	ING Global	Markets Equity	Emerging	Equity	Small Cap
	Resources	Portfolio -	Markets Equity	Portfolio -	Core Equity
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Total assets	11,102	9,890	10,312	4,187	145
Net assets	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145

Net assets
Accumulation units	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 11,102	$ 9,890	$ 10,312	$ 4,187	$ 145

Total number of shares	423,905	368,462	385,055	313,373	10,923

Cost of shares	$ 9,821	$ 8,401	$ 7,704	$ 4,261	$ 158

The accompanying notes are an integral part of these financial statements. 11

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Value	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Portfolio -	Mason Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434
Total assets	27,694	2,897	15,744	21,314	434
Net assets	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434

Net assets
Accumulation units	$ 27,694	$ 2,897	$ 15,744	$ 19,709	$ 434
Contracts in payout (annuitization)
period	-	-	-	1,605	-

Total net assets	$ 27,694	$ 2,897	$ 15,744	$ 21,314	$ 434

Total number of shares	2,354,946	246,568	856,114	2,022,213	41,509

Cost of shares	$ 25,533	$ 2,741	$ 13,780	$ 20,108	$ 450

The accompanying notes are an integral part of these financial statements. 12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING Lord
	ING LifeStyle		ING LifeStyle		Abbett
	Aggressive	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Total assets	2,201	8,193	14,773	12,276	7,030
Net assets	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030

Net assets
Accumulation units	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 2,201	$ 8,193	$ 14,773	$ 12,276	$ 7,030

Total number of shares	157,696	606,004	1,141,646	977,413	554,406

Cost of shares	$ 2,238	$ 7,890	$ 14,180	$ 11,837	$ 6,900

The accompanying notes are an integral part of these financial statements. 13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Lord		ING Marsico	ING MFS Total
	Abbett	ING Marsico	International	Return	ING MFS
	Affiliated	Growth	Opportunities	Portfolio -	Total Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Total assets	955	2,142	13,733	92,899	1,623
Net assets	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623

Net assets
Accumulation units	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 955	$ 2,142	$ 13,733	$ 92,899	$ 1,623

Total number of shares	75,289	113,154	805,432	5,087,570	89,051

Cost of shares	$ 924	$ 2,019	$ 11,762	$ 91,745	$ 1,653

The accompanying notes are an integral part of these financial statements. 14

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		Oppenheimer	ING		ING Pioneer
	ING MFS	Main Street	Oppenheimer	ING PIMCO	Equity Income
	Utilities	Portfolio® -	Main Street	High Yield	Portfolio -
	Portfolio -	Institutional	Portfolio® -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290
Total assets	4,096	3,002	77	2,850	6,290
Net assets	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290

Net assets
Accumulation units	$ 4,096	$ 2,715	$ 77	$ 2,850	$ 6,290
Contracts in payout (annuitization)
period	-	287	-	-	-

Total net assets	$ 4,096	$ 3,002	$ 77	$ 2,850	$ 6,290

Total number of shares	229,623	146,563	3,772	288,208	685,211

Cost of shares	$ 3,903	$ 2,854	$ 76	$ 2,938	$ 6,508

The accompanying notes are an integral part of these financial statements. 15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING Pioneer		ING T. Rowe	ING T. Rowe
	ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital	Price Equity
	Fund Portfolio -	Portfolio -	Mid Cap Value	Appreciation	Income
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Total assets	21,812	3,758	1,247	9,010	7,362
Net assets	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362

Net assets
Accumulation units	$ 17,223	$ 3,758	$ 1,247	$ 9,010	$ 7,362
Contracts in payout (annuitization)
period	4,589	-	-	-	-

Total net assets	$ 21,812	$ 3,758	$ 1,247	$ 9,010	$ 7,362

Total number of shares	1,657,410	303,803	101,244	364,924	483,678

Cost of shares	$ 18,430	$ 3,843	$ 1,352	$ 9,435	$ 7,080

The accompanying notes are an integral part of these financial statements. 16

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING Van		ING VP Index
			Kampen		Plus
	ING Templeton	ING UBS U.S.	Growth and	ING Van	International
	Global Growth	Allocation	Income	Kampen Real Equity Portfolio
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio	- Institutional
	Service Class	Service Class	Service Class	- Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842
Total assets	1,268	5,992	1,195	1,504	24,842
Net assets	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842

Net assets
Accumulation units	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 22,111
Contracts in payout (annuitization)
period	-	-	-	-	2,731

Total net assets	$ 1,268	$ 5,992	$ 1,195	$ 1,504	$ 24,842

Total number of shares	88,149	590,881	44,534	52,922	1,753,143

Cost of shares	$ 1,303	$ 5,865	$ 1,218	$ 2,034	$ 25,193

The accompanying notes are an integral part of these financial statements. 17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING American	ING American
	Plus	Fargo	Fargo Small	Century Large	Century Small-
	International	Disciplined	Cap Disciplined	Company	Mid Cap Value
	Equity Portfolio	Value Portfolio	Portfolio -	Value Portfolio	Portfolio -
	- Service Class	- Service Class	Service Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Total assets	1,345	375	318	268	1,399
Net assets	$ 1,345	$ 375	$ 318	$ 268	$ 1,399

Net assets
Accumulation units	$ 1,345	$ 375	$ 318	$ 268	$ 1,399
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,345	$ 375	$ 318	$ 268	$ 1,399

Total number of shares	95,286	22,178	29,032	18,550	122,704

Cost of shares	$ 1,370	$ 406	$ 339	$ 292	$ 1,512

The accompanying notes are an integral part of these financial statements. 18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING Baron	ING Columbia
		Small Cap	Small Cap	ING Davis New	ING JPMorgan
	ING Baron	Growth	Value II	York Venture	International
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905
Total assets	688	5,233	1,676	3,386	37,905
Net assets	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905

Net assets
Accumulation units	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 34,923
Contracts in payout (annuitization)
period	-	-	-	-	2,982

Total net assets	$ 688	$ 5,233	$ 1,676	$ 3,386	$ 37,905

Total number of shares	56,884	269,029	160,534	166,055	2,163,510

Cost of shares	$ 688	$ 4,690	$ 1,545	$ 3,259	$ 30,504

The accompanying notes are an integral part of these financial statements. 19

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
		Mason	ING Lord
		Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman	Berman
	Mid Cap Value	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47
Total assets	2,982	32,332	11,164	40,033	47
Net assets	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47

Net assets
Accumulation units	$ 2,982	$ 31,077	$ 11,164	$ 33,225	$ 47
Contracts in payout (annuitization)
period	-	1,255	-	6,808	-

Total net assets	$ 2,982	$ 32,332	$ 11,164	$ 40,033	$ 47

Total number of shares	190,313	669,261	1,102,089	3,542,718	4,163

Cost of shares	$ 2,909	$ 21,818	$ 11,038	$ 36,924	$ 46

The accompanying notes are an integral part of these financial statements. 20

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING	ING
	ING Neuberger			Oppenheimer	Oppenheimer
	Berman	ING OpCap	ING	Strategic	Strategic
	Regency	Balanced	Oppenheimer	Income	Income
	Portfolio -	Value Portfolio	Global Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 134	$ 805	$ 159,447	$ 66,638	$ 20
Total assets	134	805	159,447	66,638	20
Net assets	$ 134	$ 805	$ 159,447	$ 66,638	$ 20

Net assets
Accumulation units	$ 134	$ 805	$ 154,167	$ 63,112	$ -
Contracts in payout (annuitization)
period	-	-	5,280	3,526	20
Total net assets	$ 134	$ 805	$ 159,447	$ 66,638	$ 20

Total number of shares	12,441	63,479	9,451,531	5,949,838	1,799

Cost of shares	$ 145	$ 827	$ 119,450	$ 60,908	$ 20

The accompanying notes are an integral part of these financial statements. 21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Total assets	8,027	355	1,452	2,417	1,630
Net assets	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630

Net assets
Accumulation units	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 8,027	$ 355	$ 1,452	$ 2,417	$ 1,630

Total number of shares	683,745	34,649	117,442	188,532	122,633

Cost of shares	$ 7,515	$ 363	$ 1,338	$ 2,349	$ 1,575

The accompanying notes are an integral part of these financial statements. 22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538
Total assets	1,381	1,264	68,707	53,823	1,538
Net assets	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538

Net assets
Accumulation units	$ 1,381	$ 1,264	$ 68,707	$ 46,814	$ 1,538
Contracts in payout (annuitization)
period	-	-	-	7,009	-

Total net assets	$ 1,381	$ 1,264	$ 68,707	$ 53,823	$ 1,538

Total number of shares	100,444	108,676	7,217,129	869,661	112,840

Cost of shares	$ 1,384	$ 1,236	$ 56,198	$ 38,982	$ 1,493

The accompanying notes are an integral part of these financial statements. 23

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING	Large Cap	Small Cap	Kampen	Kampen Equity
	Thornburg	Equity	Growth	Comstock	and Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954
Total assets	27,434	30,926	36	2,568	112,954
Net assets	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954

Net assets
Accumulation units	$ 23,818	$ 30,926	$ 36	$ 2,568	$ 112,954
Contracts in payout (annuitization)
period	3,616	-	-	-	-

Total net assets	$ 27,434	$ 30,926	$ 36	$ 2,568	$ 112,954

Total number of shares	806,893	2,914,809	3,750	205,613	2,991,371

Cost of shares	$ 20,045	$ 24,053	$ 39	$ 2,499	$ 101,718

The accompanying notes are an integral part of these financial statements. 24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	I	Class I	Class I	Class I	Series 1

Assets
Investments in mutual funds
at fair value	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041
Total assets	13,112	14,104	16,300	339,189	14,041
Net assets	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041

Net assets
Accumulation units	$ 10,498	$ 11,476	$ 12,555	$ 255,620	$ 14,041
Contracts in payout (annuitization)
period	2,614	2,628	3,745	83,569	-
Total net assets	$ 13,112	$ 14,104	$ 16,300	$ 339,189	$ 14,041

Total number of shares	970,546	851,153	1,075,218	13,699,060	1,355,335

Cost of shares	$ 12,302	$ 12,173	$ 14,961	$ 260,173	$ 13,567

The accompanying notes are an integral part of these financial statements. 25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Total assets	6,128	23,314	4,033	2,393	31,137
Net assets	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137

Net assets
Accumulation units	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,128	$ 23,314	$ 4,033	$ 2,393	$ 31,137

Total number of shares	592,108	2,203,611	381,529	225,972	2,937,469

Cost of shares	$ 5,910	$ 22,011	$ 3,845	$ 2,286	$ 29,673

The accompanying notes are an integral part of these financial statements. 26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Total assets	19,355	15,240	11,868	9,950	11,430
Net assets	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430

Net assets
Accumulation units	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 19,355	$ 15,240	$ 11,868	$ 9,950	$ 11,430

Total number of shares	1,802,180	1,418,964	1,097,858	914,514	1,091,675

Cost of shares	$ 18,192	$ 14,344	$ 11,072	$ 9,237	$ 11,016

The accompanying notes are an integral part of these financial statements. 27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio - Class	Portfolio -
	Series 12	Series 13	Series 14	I	Class I

Assets
Investments in mutual funds
at fair value	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364
Total assets	42,061	33,324	25,572	9,192	17,364
Net assets	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364

Net assets
Accumulation units	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 14,891
Contracts in payout (annuitization)
period	-	-	-	-	2,473

Total net assets	$ 42,061	$ 33,324	$ 25,572	$ 9,192	$ 17,364

Total number of shares	3,725,468	3,143,746	2,456,523	1,686,622	1,385,802

Cost of shares	$ 37,904	$ 31,972	$ 25,025	$ 7,988	$ 11,610

The accompanying notes are an integral part of these financial statements. 28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small	ING VP Value
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio - Class
	Class I	Class I	Class I	Class I	I

Assets
Investments in mutual funds
at fair value	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809
Total assets	155,324	14,668	6,359	53,080	8,809
Net assets	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809

Net assets
Accumulation units	$ 119,338	$ 14,668	$ 6,359	$ 46,559	$ 8,809
Contracts in payout (annuitization)
period	35,986	-	-	6,521	-

Total net assets	$ 155,324	$ 14,668	$ 6,359	$ 53,080	$ 8,809

Total number of shares	8,567,244	800,206	418,637	2,713,688	548,868

Cost of shares	$ 118,936	$ 13,794	$ 6,810	$ 52,161	$ 6,665

The accompanying notes are an integral part of these financial statements. 29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING VP			ING VP
	ING VP Value	Financial	ING VP High	ING VP	MidCap
	Opportunity	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio	Portfolio - Class
	Class S	Class I	Class I	- Class I	I

Assets
Investments in mutual funds
at fair value	$ 784	$ 653	$ 24,256	$ 6,503	$ 860
Total assets	784	653	24,256	6,503	860
Net assets	$ 784	$ 653	$ 24,256	$ 6,503	$ 860

Net assets
Accumulation units	$ 784	$ 653	$ 22,780	$ 6,503	$ 860
Contracts in payout (annuitization)
period	-	-	1,476	-	-

Total net assets	$ 784	$ 653	$ 24,256	$ 6,503	$ 860

Total number of shares	49,189	60,599	8,271,714	456,643	83,780

Cost of shares	$ 685	$ 750	$ 24,832	$ 6,578	$ 747

The accompanying notes are an integral part of these financial statements. 30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP		ING VP	ING VP
	MidCap	ING VP Real	SmallCap	SmallCap	ING VP
	Opportunities	Estate	Opportunities	Opportunities	Balanced
	Portfolio - Class	Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio -
	S	Class I	I	S	Class I

Assets
Investments in mutual funds
at fair value	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449
Total assets	6,959	1,460	410	4,184	145,449
Net assets	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449

Net assets
Accumulation units	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 108,241
Contracts in payout (annuitization)
period	-	-	-	-	37,208

Total net assets	$ 6,959	$ 1,460	$ 410	$ 4,184	$ 145,449

Total number of shares	688,985	95,566	18,643	193,004	10,065,684

Cost of shares	$ 4,361	$ 1,849	$ 400	$ 3,317	$ 126,174

The accompanying notes are an integral part of these financial statements. 31

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Janus Aspen	Series Large
	ING VP	ING VP Money	Series Balanced	Series Flexible	Cap Growth
	Intermediate	Market	Portfolio -	Bond Portfolio	Portfolio -
	Bond Portfolio	Portfolio -	Institutional	- Institutional	Institutional
	- Class I	Class I	Shares	Shares	Shares

Assets
Investments in mutual funds
at fair value	$ 105,197	$ 204,844	$ 23	$ 12	$ 9
Total assets	105,197	204,844	23	12	9
Net assets	$ 105,197	$ 204,844	$ 23	$ 12	$ 9

Net assets
Accumulation units	$ 95,374	$ 200,750	$ 23	$ 12	$ 9
Contracts in payout (annuitization)
period	9,823	4,094	-	-	-

Total net assets	$ 105,197	$ 204,844	$ 23	$ 12	$ 9

Total number of shares	7,951,387	15,164,199	767	1,066	349

Cost of shares	$ 107,305	$ 199,173	$ 20	$ 12	$ 7

The accompanying notes are an integral part of these financial statements. 32

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Mid Cap	Worldwide	Lord Abbett
	Growth	Growth	Series Fund -
	Portfolio -	Portfolio -	Mid-Cap	Oppenheimer	Oppenheimer
	Institutional	Institutional	Value Portfolio	Global	Main Street
	Shares	Shares	- Class VC	Securities/VA	Fund®/VA

Assets
Investments in mutual funds
at fair value	$ 8	$ 8	$ 4,141	$ 84	$ 434
Total assets	8	8	4,141	84	434
Net assets	$ 8	$ 8	$ 4,141	$ 84	$ 434

Net assets
Accumulation units	$ 8	$ 8	$ 4,141	$ 84	$ -
Contracts in payout (annuitization)
period	-	-	-	-	434

Total net assets	$ 8	$ 8	$ 4,141	$ 84	$ 434

Total number of shares	204	215	219,079	2,308	16,939

Cost of shares	$ 6	$ 8	$ 4,622	$ 76	$ 397

The accompanying notes are an integral part of these financial statements. 33

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			PIMCO Real	Pioneer
	Oppenheimer		Return	Emerging	Pioneer High
	Main Street	Oppenheimer	Portfolio -	Markets VCT	Yield VCT
	Small Cap	Mid Cap	Administrative	Portfolio -	Portfolio -
	Fund®/VA	Fund/VA	Class	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452

Total assets	617	180	4,609	2,870	1,452
Net assets	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452

Net assets
Accumulation units	$ 617	$ -	$ 4,609	$ 2,870	$ 1,452
Contracts in payout (annuitization)
period	-	180	-	-	-

Total net assets	$ 617	$ 180	$ 4,609	$ 2,870	$ 1,452

Total number of shares	33,918	3,338	366,652	65,425	131,443

Cost of shares	$ 626	$ 182	$ 4,557	$ 2,688	$ 1,468

The accompanying notes are an integral part of these financial statements. 34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	Wanger		Wanger U.S.
	International		Smaller
	Small Cap	Wanger Select	Companies

Assets
Investments in mutual funds
at fair value	$ 1,172	$ 4,305	$ 436
Total assets	1,172	4,305	436
Net assets	$ 1,172	$ 4,305	$ 436

Net assets
Accumulation units	$ 1,172	$ 4,305	$ 436
Contracts in payout (annuitization)
period	-	-	-

Total net assets	$ 1,172	$ 4,305	$ 436

Total number of shares	26,607	153,312	12,012

Cost of shares	$ 1,154	$ 4,299	$ 456

The accompanying notes are an integral part of these financial statements. 35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II

Net investment income (loss)
Income:
Dividends	$ -	$ 18	$ 43	$ 332	$ 147

Total investment income	-	18	43	332	147
Expenses:
Mortality and expense risk and
other charges	9	15	22	307	40
Total expenses	9	15	22	307	40
Net investment income (loss)	(9)	3	21	25	107

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	83	149	(25)	9
Capital gains distributions	-	-	99	2,472	-

Total realized gain (loss) on investments	73	83	248	2,447	9
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	58	29	(231)	(4,673)	(39)
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 115	$ 38	$ (2,201)	$ 77

The accompanying notes are an integral part of these financial statements. 36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II

Net investment income (loss)
Income:
Dividends	$ 166	$ 100	$ 501	$ 7	$ -

Total investment income	166	100	501	7	-
Expenses:
Mortality and expense risk and
other charges	79	32	85	53	92
Total expenses	79	32	85	53	92
Net investment income (loss)	87	68	416	(46)	(92)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	253	(15)	118	178	32
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments	253	(15)	118	178	32
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(270)	48	(400)	169	1,067
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 101	$ 134	$ 301	$ 1,007

The accompanying notes are an integral part of these financial statements. 37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 95	$ 2,760	$ 125	$ 9	$ 314
Total investment income	95	2,760	125	9	314
Expenses:
Mortality and expense risk and
other charges	25	2,159	136	1	89
Total expenses	25	2,159	136	1	89
Net investment income (loss)	70	601	(11)	8	225

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	13,671	611	2	917
Capital gains distributions	-	12,167	14	-	576

Total realized gain (loss) on investments	-	25,838	625	2	1,493
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	-	(24,034)	2,724	(6)	(353)
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 2,405	$ 3,338	$ 4	$ 1,365

The accompanying notes are an integral part of these financial statements. 38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Class 2

Net investment income (loss)
Income:
Dividends	$ 2,191	$ 1,639	$ 50	$ 34	$ 54
Total investment income	2,191	1,639	50	34	54
Expenses:
Mortality and expense risk and
other charges	3,091	644	16	46	35
Total expenses	3,091	644	16	46	35
Net investment income (loss)	(900)	995	34	(12)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28,295	2,817	(2)	306	151
Capital gains distributions	58,658	-	-	352	132

Total realized gain (loss) on investments	86,953	2,817	(2)	658	283
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(47,847)	(1,805)	-	(770)	(267)

Net increase (decrease) in net assets
resulting from operations	$ 38,206	$ 2,007	$ 32	$ (124)	$ 35

The accompanying notes are an integral part of these financial statements. 39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,099	$ 881	$ 982	$ 902	$ 440
Total investment income	1,099	881	982	902	440
Expenses:
Mortality and expense risk and
other charges	101	191	321	370	371
Total expenses	101	191	321	370	371

Net investment income (loss)	998	690	661	532	69

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(785)	(253)	(1,397)	(1,491)	26
Capital gains distributions	339	695	2,118	1,488	351
Total realized gain (loss) on investments	(446)	442	721	(3)	377
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(587)	(477)	(808)	(240)	(67)
Net increase (decrease) in net assets
resulting from operations	$ (35)	$ 655	$ 574	$ 289	$ 379

The accompanying notes are an integral part of these financial statements. 40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 659	$ -	$ 78	$ 274	$ 269

Total investment income	659	-	78	274	269
Expenses:
Mortality and expense risk and
other charges	578	2	398	367	396

Total expenses	578	2	398	367	396

Net investment income (loss)	81	(2)	(320)	(93)	(127)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	(50)	2,964	2,022	4,510
Capital gains distributions	-	9	234	550	487

Total realized gain (loss) on investments	119	(41)	3,198	2,572	4,997
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	611	55	170	(1,549)	(105)

Net increase (decrease) in net assets
resulting from operations	$ 811	$ 12	$ 3,048	$ 930	$ 4,765

The accompanying notes are an integral part of these financial statements. 41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock		ING Evergreen	ING FMRSM
	Growth	Large Cap	ING Evergreen	Omega	Diversified Mid
	Portfolio -	Growth	Health Sciences	Portfolio -	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional	Institutional
	Class	Service Class	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ 43	$ 76

Total investment income	-	-	1	43	76
Expenses:
Mortality and expense risk and
other charges	405	7	7	178	381
Total expenses	405	7	7	178	381
Net investment income (loss)	(405)	(7)	(6)	(135)	(305)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	199	30	717	(134)
Capital gains distributions	-	-	39	112	117

Total realized gain (loss) on investments	12	199	69	829	(17)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(735)	(65)	(21)	701	3,921
Net increase (decrease) in net assets
resulting from operations	$ (1,128)	$ 127	$ 42	$ 1,395	$ 3,599

The accompanying notes are an integral part of these financial statements. 42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

		ING FMRSM
		Large Cap	ING FMRSM
	ING FMRSM	Growth	Mid Cap	ING Franklin	ING Franklin
	Diversified Mid	Portfolio -	Growth	Income	Mutual Shares
	Cap Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 152	$ -	$ 62	$ -

Total investment income	1	152	-	62	-
Expenses:
Mortality and expense risk and
other charges	11	917	2	82	22
Total expenses	11	917	2	82	22
Net investment income (loss)	(10)	(765)	(2)	(20)	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	976	4	178	(21)
Capital gains distributions	5	-	-	8	1

Total realized gain (loss) on investments	(29)	976	4	186	(20)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	202	1,707	(7)	(173)	69
Net increase (decrease) in net assets
resulting from operations	$ 163	$ 1,918	$ (5)	$ (7)	$ 27

The accompanying notes are an integral part of these financial statements. 43

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

				ING
			ING JPMorgan	JPMorgan	ING JPMorgan
			Emerging	Emerging	Small Cap Core
	ING Global	ING Global	Markets Equity	Markets	Equity
	Real Estate	Resources	Portfolio -	Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 82	$ 1	$ 81	$ 80	$ 18
Total investment income	82	1	81	80	18
Expenses:
Mortality and expense risk and
other charges	38	92	97	69	72
Total expenses	38	92	97	69	72
Net investment income (loss)	44	(91)	(16)	11	(54)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	155	523	1,400	944	498
Capital gains distributions	3	956	16	18	290
Total realized gain (loss) on investments	158	1,479	1,416	962	788
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(593)	1,202	741	1,571	(766)
Net increase (decrease) in net assets
resulting from operations	$ (391)	$ 2,590	$ 2,141	$ 2,544	$ (32)

The accompanying notes are an integral part of these financial statements. 44

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

		ING JPMorgan
		Value	ING JPMorgan		ING Legg
	ING JPMorgan Opportunities		Value	ING Julius	Mason Value
	Small Cap Core	Portfolio -	Opportunities	Baer Foreign	Portfolio -
	Equity Portfolio	Institutional	Portfolio -	Portfolio -	Institutional
	- Service Class	Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 536	$ 42	$ 13	$ -

Total investment income	1	536	42	13	-
Expenses:
Mortality and expense risk and
other charges	3	462	49	156	350
Total expenses	3	462	49	156	350
Net investment income (loss)	(2)	74	(7)	(143)	(350)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	2,631	170	1,079	1,368
Capital gains distributions	23	1,961	191	1,027	335
Total realized gain (loss) on investments	15	4,592	361	2,106	1,703
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(19)	(4,873)	(404)	185	(2,837)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ (207)	$ (50)	$ 2,148	$ (1,484)

The accompanying notes are an integral part of these financial statements. 45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 16	$ 88	$ 185	$ 190

Total investment income	-	16	88	185	190
Expenses:
Mortality and expense risk and
other charges	5	29	126	200	166
Total expenses	5	29	126	200	166
Net investment income (loss)	(5)	(13)	(38)	(15)	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	116	381	455	363
Capital gains distributions	7	99	229	339	230
Total realized gain (loss) on investments	24	215	610	794	593
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(55)	(151)	(361)	(340)	(217)
Net increase (decrease) in net assets
resulting from operations	$ (36)	$ 51	$ 211	$ 439	$ 400

The accompanying notes are an integral part of these financial statements. 46

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

	ING Lord
	Abbett	ING Lord			ING Marsico
	Affiliated	Abbett		ING Marsico	International
	Portfolio -	Affiliated	ING MarketPro	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 16	$ -	$ -	$ 137

Total investment income	2	16	-	-	137
Expenses:
Mortality and expense risk and
other charges	27	14	-	14	161

Total expenses	27	14	-	14	161

Net investment income (loss)	(25)	2	-	(14)	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	16	(1)	68	1,688
Capital gains distributions	3	23	4	-	828

Total realized gain (loss) on investments	25	39	3	68	2,516
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	129	(15)	(1)	74	(236)
Net increase (decrease) in net assets
resulting from operations	$ 129	$ 26	$ 2	$ 128	$ 2,256

The accompanying notes are an integral part of these financial statements. 47

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer	ING
	Return	ING MFS Total	ING MFS	Main Street	Oppenheimer
	Portfolio -	Return	Utilities	Portfolio® -	Main Street
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio® -
	Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 3,320	$ 49	$ 23	$ 37	$ 2
Total investment income	3,320	49	23	37	2
Expenses:
Mortality and expense risk and
other charges	1,437	15	26	44	1
Total expenses	1,437	15	26	44	1
Net investment income (loss)	1,883	34	(3)	(7)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,805	15	511	250	16
Capital gains distributions	5,678	92	102	-	-

Total realized gain (loss) on investments	7,483	107	613	250	16
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(5,657)	(86)	28	(135)	(6)
Net increase (decrease) in net assets
resulting from operations	$ 3,709	$ 55	$ 638	$ 108	$ 11

The accompanying notes are an integral part of these financial statements. 48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

		ING Pioneer		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	High Yield	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 220	$ 86	$ 300	$ 2	$ 7
Total investment income	220	86	300	2	7
Expenses:
Mortality and expense risk and
other charges	40	27	332	16	14
Total expenses	40	27	332	16	14
Net investment income (loss)	180	59	(32)	(14)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	10	1,595	(9)	37
Capital gains distributions	15	-	570	11	67

Total realized gain (loss) on investments	9	10	2,165	2	104
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(126)	(218)	(945)	(85)	(122)
Net increase (decrease) in net assets
resulting from operations	$ 63	$ (149)	$ 1,188	$ (97)	$ (25)

The accompanying notes are an integral part of these financial statements. 49

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

					ING Van
	ING T. Rowe	ING T. Rowe			Kampen
	Price Capital	Price Equity	ING Templeton	ING UBS U.S.	Growth and
	Appreciation	Income	Global Growth	Allocation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 139	$ 95	$ 13	$ 133	$ 19
Total investment income	139	95	13	133	19
Expenses:
Mortality and expense risk and
other charges	73	71	17	88	12
Total expenses	73	71	17	88	12
Net investment income (loss)	66	24	(4)	45	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	236	50	167	22
Capital gains distributions	757	253	28	504	83
Total realized gain (loss) on investments	768	489	78	671	105
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(661)	(374)	(75)	(648)	(83)
Net increase (decrease) in net assets
resulting from operations	$ 173	$ 139	$ (1)	$ 68	$ 29

The accompanying notes are an integral part of these financial statements. 50

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

		ING VP Index
		Plus	ING VP Index	ING Wells	ING Wells
	ING Van	International	Plus	Fargo	Fargo Small
	Kampen Real Equity Portfolio		International	Disciplined	Cap Disciplined
	Estate Portfolio	- Institutional	Equity Portfolio	Value Portfolio	Portfolio -
	- Service Class	Class	- Service Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 34	$ -	$ -	$ 5	$ -

Total investment income	34	-	-	5	-
Expenses:
Mortality and expense risk and
other charges	24	52	129	5	5
Total expenses	24	52	129	5	5
Net investment income (loss)	10	(52)	(129)	-	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(401)	(14)	1,568	17	16
Capital gains distributions	314	-	33	-	-

Total realized gain (loss) on investments	(87)	(14)	1,601	17	16
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(586)	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets
resulting from operations	$ (663)	$ (417)	$ 838	$ (26)	$ (18)

The accompanying notes are an integral part of these financial statements. 51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING American		ING American		ING Baron
	Century Large	ING American	Century Small-		Small Cap
	Company Value	Century Select	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 4	$ 338	$ 6	$ -	$ -

Total investment income	4	338	6	-	-
Expenses:
Mortality and expense risk and
other charges	3	199	13	3	62
Total expenses	3	199	13	3	62
Net investment income (loss)	1	139	(7)	(3)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	6,537	69	6	591
Capital gains distributions	20	-	173	-	-

Total realized gain (loss) on investments	34	6,537	242	6	591
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(41)	(2,805)	(278)	-	(197)

Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 3,871	$ (43)	$ 3	$ 332

The accompanying notes are an integral part of these financial statements. 52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING Columbia		ING	ING Goldman
	Small Cap	ING Davis New	Fundamental	Sachs® Capital	ING JPMorgan
	Value II	York Venture	Research	Growth	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 7	$ -	$ 3	$ 873

Total investment income	2	7	-	3	873
Expenses:
Mortality and expense risk and
other charges	28	32	-	-	509

Total expenses	28	32	-	-	509

Net investment income (loss)	(26)	(25)	-	3	364

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	235	97	-	23	6,935
Capital gains distributions	-	10	3	-	-

Total realized gain (loss) on investments	235	107	3	23	6,935
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(126)	(20)	(3)	(21)	(3,596)
Net increase (decrease) in net assets
resulting from operations	$ 83	$ 62	$ -	$ 5	$ 3,703

The accompanying notes are an integral part of these financial statements. 53

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

		ING Legg	ING Lord
		Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman	Berman
	Mid Cap Value	Growth	Securities	Partners	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 15	$ -	$ 550	$ 125	$ 1

Total investment income	15	-	550	125	1
Expenses:
Mortality and expense risk and
other charges	27	487	148	606	1
Total expenses	27	487	148	606	1
Net investment income (loss)	(12)	(487)	402	(481)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	106	3,242	106	1,162	(31)
Capital gains distributions	136	-	-	2,032	13

Total realized gain (loss) on investments	242	3,242	106	3,194	(18)
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(198)	(3,600)	134	710	1
Net increase (decrease) in net assets
resulting from operations	$ 32	$ (845)	$ 642	$ 3,423	$ (17)

The accompanying notes are an integral part of these financial statements. 54

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

				ING	ING
	ING Neuberger		ING	Oppenheimer	Oppenheimer
	Berman	ING OpCap	Oppenheimer	Strategic	Strategic
	Regency	Balanced Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 12	$ 1,890	$ 3,119	$ 1
Total investment income	1	12	1,890	3,119		1
Expenses:
Mortality and expense risk and
other charges	4	9	2,187	870		-
Total expenses	4	9	2,187	870		-
Net investment income (loss)	(3)	3	(297)	2,249		1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	42	61	13,820	1,564		-
Capital gains distributions	1	98	7,080	-		-
Total realized gain (loss) on investments	43	159	20,900	1,564		-
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(40)	(197)	(10,554)	1,033		-
Net increase (decrease) in net assets
resulting from operations	$ -	$ (35)	$ 10,049	$ 4,846	$ 1

The accompanying notes are an integral part of these financial statements. 55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 247	$ 44	$ 7	$ 7	$ 6
Total investment income	247	44	7	7	6
Expenses:
Mortality and expense risk and
other charges	65	6	12	16	12
Total expenses	65	6	12	16	12
Net investment income (loss)	182	38	(5)	(9)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	(36)	3	17	2
Capital gains distributions	-	-	2	6	4

Total realized gain (loss) on investments	48	(36)	5	23	6
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	370	(8)	39	7	17
Net increase (decrease) in net assets
resulting from operations	$ 600	$ (6)	$ 39	$ 21	$ 17

The accompanying notes are an integral part of these financial statements. 56

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

			ING T. Rowe
			Price
		ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	ING Solution	Income	Cap Growth	Price Growth	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Service Class	Initial Class	- Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 3	$ 10	$ 138	$ 280	$ 12
Total investment income	3	10	138	280	12
Expenses:
Mortality and expense risk and
other charges	9	11	907	747	15
Total expenses	9	11	907	747	15
Net investment income (loss)	(6)	(1)	(769)	(467)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	44	4,626	4,167	100
Capital gains distributions	3	1	6,367	2,652	12
Total realized gain (loss) on investments	39	45	10,993	6,819	112
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(24)	2	(1,426)	(1,419)	10
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 46	$ 8,798	$ 4,933	$ 119

The accompanying notes are an integral part of these financial statements. 57

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
		ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	ING Thornburg	Large Cap	Growth	Comstock	and Income
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	- Initial Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 135	$ 244	$ -	$ 36	$ 3,121

Total investment income	135	244	-	36	3,121
Expenses:
Mortality and expense risk and
other charges	365	447	1	26	1,615
Total expenses	365	447	1	26	1,615
Net investment income (loss)	(230)	(203)	(1)	10	1,506

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,052	2,433	6	101	5,456
Capital gains distributions	-	-	2	80	3,522

Total realized gain (loss) on investments	3,052	2,433	8	181	8,978
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(1,017)	(2,008)	(4)	(249)	(6,939)
Net increase (decrease) in net assets
resulting from operations	$ 1,805	$ 222	$ 3	$ (58)	$ 3,545

The accompanying notes are an integral part of these financial statements. 58

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Class I	Series 1

Net investment income (loss)
Income:
Dividends	$ 463	$ 260	$ 410	$ 4,751	$ 394
Total investment income	463	260	410	4,751	394
Expenses:
Mortality and expense risk and
other charges	180	184	227	3,940	300
Total expenses	180	184	227	3,940	300
Net investment income (loss)	283	76	183	811	94

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	522	815	1,358	7,654	149
Capital gains distributions	349	870	686	-	278
Total realized gain (loss) on investments	871	1,685	2,044	7,654	427
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(548)	(1,198)	(1,494)	13,733	(178)
Net increase (decrease) in net assets
resulting from operations	$ 606	$ 563	$ 733	$ 22,198	$ 343

The accompanying notes are an integral part of these financial statements. 59

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	- Series 3	Series 4	Series 5	Series 6

Net investment income (loss)
Income:
Dividends	$ 217	$ 640	$ 135	$ 49	$ 875
Total investment income	217	640	135	49	875
Expenses:
Mortality and expense risk and
other charges	147	477	89	51	632
Total expenses	147	477	89	51	632
Net investment income (loss)	70	163	46	(2)	243

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	298	88	94	1,139
Capital gains distributions	60	9	105	125	1,927
Total realized gain (loss) on investments
and capital gains distributions	171	307	193	219	3,066
Net unrealized appreciation
(depreciation) of investments	(37)	322	(151)	(184)	(2,640)
Net increase (decrease) in net assets
resulting from operations	$ 204	$ 792	$ 88	$ 33	$ 669

The accompanying notes are an integral part of these financial statements. 60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	- Series 7	Series 8	Series 9	Series 10	Series 11

Net investment income (loss)
Income:
Dividends	$ 597	$ 427	$ 403	$ 323	$ 585
Total investment income	597	427	403	323	585
Expenses:
Mortality and expense risk and
other charges	422	337	271	261	320
Total expenses	422	337	271	261	320
Net investment income (loss)	175	90	132	62	265

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,019	1,327	927	776	513
Capital gains distributions	777	829	415	349	323
Total realized gain (loss) on investments
and capital gains distributions	1,796	2,156	1,342	1,125	836
Net unrealized appreciation
(depreciation) of investments	(1,475)	(1,767)	(903)	(768)	(946)
Net increase (decrease) in net assets
resulting from operations	$ 496	$ 479	$ 571	$ 419	$ 155

The accompanying notes are an integral part of these financial statements. 61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio - Class	Portfolio - Class
	Series 12	Series 13	Series 14	I	I

Net investment income (loss)
Income:
Dividends	$ 591	$ 237	$ -	$ -	$ 31

Total investment income	591	237	-	-	31
Expenses:
Mortality and expense risk and
other charges	915	747	365	97	208
Total expenses	915	747	365	97	208
Net investment income (loss)	(324)	(510)	(365)	(97)	(177)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,089	408	173	1,213	950
Capital gains distributions	1,133	1	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	2,222	409	173	1,213	950
Net unrealized appreciation
(depreciation) of investments	(1,310)	1,284	547	183	1,889
Net increase (decrease) in net assets
resulting from operations	$ 588	$ 1,183	$ 355	$ 1,299	$ 2,662

The accompanying notes are an integral part of these financial statements. 62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	International	Company
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Equity Portfolio	Portfolio - Class
	I	I	I	- Class I	I

Net investment income (loss)
Income:
Dividends	$ 1,806	$ 125	$ 35	$ 660	$ 123
Total investment income	1,806	125	35	660	123
Expenses:
Mortality and expense risk and
other charges	1,776	134	67	195	778
Total expenses	1,776	134	67	195	778
Net investment income (loss)	30	(9)	(32)	465	(655)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,501	1,337	532	3,922	4,077
Capital gains distributions	-	1,206	782	1,701	10,027

Total realized gain (loss) on investments
and capital gains distributions	10,501	2,543	1,314	5,623	14,104
Net unrealized appreciation
(depreciation) of investments	(4,595)	(1,745)	(1,734)	(5,090)	(9,930)
Net increase (decrease) in net assets
resulting from operations	$ 5,936	$ 789	$ (452)	$ 998	$ 3,519

The accompanying notes are an integral part of these financial statements. 63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Opportunity	Services	Yield Bond	International
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Value Portfolio
	I	S	I	I	- Class I

Net investment income (loss)
Income:
Dividends	$ 177	$ 16	$ 9	$ 2,317	$ 125
Total investment income	177	16	9	2,317	125
Expenses:
Mortality and expense risk and
other charges	128	13	4	389	60
Total expenses	128	13	4	389	60
Net investment income (loss)	49	3	5	1,928	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	758	64	19	59	522
Capital gains distributions	-	-	27	-	1,172

Total realized gain (loss) on investments
and capital gains distributions	758	64	46	59	1,694
Net unrealized appreciation
(depreciation) of investments	(553)	(43)	(121)	(1,666)	(933)
Net increase (decrease) in net assets
resulting from operations	$ 254	$ 24	$ (70)	$ 321	$ 826

The accompanying notes are an integral part of these financial statements. 64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap		SmallCap	SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities	Opportunities
	Portfolio - Class	Portfolio - Class	Estate Portfolio	Portfolio - Class	Portfolio - Class
	I	S	- Class I	I	S

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 68	$ -	$ -

Total investment income	-	-	68	-	-
Expenses:
Mortality and expense risk and
other charges	5	98	28	3	65
Total expenses	5	98	28	3	65
Net investment income (loss)	(5)	(98)	40	(3)	(65)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	784	558	32	594
Capital gains distributions	-	-	79	-	-

Total realized gain (loss) on investments
and capital gains distributions	35	784	637	32	594
Net unrealized appreciation
(depreciation) of investments	76	879	(1,045)	(10)	(101)
Net increase (decrease) in net assets
resulting from operations	$ 106	$ 1,565	$ (368)	$ 19	$ 428

The accompanying notes are an integral part of these financial statements. 65

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

					Janus Aspen
					Series
	ING VP	ING VP	ING VP Money	ING VP	Balanced
	Balanced	Intermediate	Market	Natural	Portfolio -
	Portfolio -	Bond Portfolio	Portfolio -	Resources	Institutional
	Class I	- Class I	Class I	Trust	Shares

Net investment income (loss)
Income:
Dividends	$ 4,192	$ 3,908	$ 8,811 $	9	$ 1
Total investment income	4,192	3,908	8,811	9		1
Expenses:
Mortality and expense risk and
other charges	1,873	1,300	2,723	2		-
Total expenses	1,873	1,300	2,723	2		-
Net investment income (loss)	2,319	2,608	6,088	7		1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,731	(375)	2,744	(1,114)		-
Capital gains distributions	6,203	-	-	977		-

Total realized gain (loss) on investments
and capital gains distributions	11,934	(375)	2,744	(137)		-
Net unrealized appreciation
(depreciation) of investments	(7,477)	2,890	(779)	(174)		2
Net increase (decrease) in net assets
resulting from operations	$ 6,776	$ 5,123	$ 8,053 $	(304)	$ 3

The accompanying notes are an integral part of these financial statements. 66

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Growth and
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio - Class
	Shares	Shares	Shares	Shares	VC

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ -

Total investment income	1	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	37

Total expenses	-	-	-	-	37

Net investment income (loss)	1	-	-	-	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(2)	941
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2)	941
Net unrealized appreciation
(depreciation) of investments	-	1	1	(1)	(799)

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ 1	$ (3)	$ 105

The accompanying notes are an integral part of these financial statements. 67

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value Oppenheimer		Oppenheimer	Main Street	Oppenheimer
	Portfolio -	Global	Main Street	Small Cap	Mid Cap
	Class VC	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA

Net investment income (loss)
Income:
Dividends	$ 19	$ 1	$ 4	$ 2	$ -

Total investment income	19	1	4	2	-
Expenses:
Mortality and expense risk and
other charges	43	1	5	6	1
Total expenses	43	1	5	6	1
Net investment income (loss)	(24)	-	(1)	(4)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	132	-	8	4	2
Capital gains distributions	556	4	-	22	-

Total realized gain (loss) on investments	688	4	8	26	2
and capital gains distributions
Net unrealized appreciation
(depreciation) of investments	(655)	-	4	(34)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 4	$ 11	$ (12)	$ (2)

The accompanying notes are an integral part of these financial statements. 68

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
	December 31, 2007
	(Dollars in thousands)

	PIMCO Real	Pioneer
	Return	Emerging	Pioneer Equity		Pioneer High
	Portfolio -	Markets VCT	Income VCT	Pioneer Fund	Yield VCT
	Administrative	Portfolio - Class	Portfolio - Class	VCT Portfolio -	Portfolio - Class
	Class	I	I	Class I	I

Net investment income (loss)
Income:
Dividends	$ 112	$ 2	$ 82	$ 1	$ 55
Total investment income	112	2	82	1	55
Expenses:
Mortality and expense risk and
other charges	19	9	37	1	11
Total expenses	19	9	37	1	11
Net investment income (loss)	93	(7)	45	-	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	75	561	12	17
Capital gains distributions	7	37	230	-	1

Total realized gain (loss) on investments
and capital gains distributions	(55)	112	791	12	18
Net unrealized appreciation
(depreciation) of investments	196	182	(699)	(11)	(22)
Net increase (decrease) in net assets
resulting from operations	$ 234	$ 287	$ 137	$ 1	$ 40

The accompanying notes are an integral part of these financial statements. 69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations December 31, 2007 (Dollars in thousands)

	Pioneer Mid
	Cap Value VCT	Wanger		Wanger U.S.
	Portfolio - Class	International		Smaller
	I	Small Cap	Wanger Select	Companies

Net investment income (loss)
Income:
Dividends	$ 30	$ -	$ -	$ -

Total investment income	30	-	-	-
Expenses:
Mortality and expense risk and
other charges	19	4	33	5
Total expenses	19	4	33	5

Net investment income (loss)	11	(4)	(33)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(487)	(33)	418	41
Capital gains distributions	397	-	64	26

Total realized gain (loss) on investments
and capital gains distributions	(90)	(33)	482	67
Net unrealized appreciation
(depreciation) of investments	350	18	(159)	(31)

Net increase (decrease) in net assets
resulting from operations	$ 271	$ (19)	$ 290	$ 31

The accompanying notes are an integral part of these financial statements. 70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

AIM V.I.
Capital
	Appreciation	AIM V.I. Core	Calvert Social	Federated
	Fund - Series I	Equity Fund -	Balanced	American
	Shares	Series I Shares	Portfolio	Leaders Fund II

Net assets at January 1, 2006	$ 448	$ 893	$ 2,190	$ 28,971

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	19	47
Total realized gain (loss) on investments
and capital gains distributions	32	41	95	3,560
Net unrealized appreciation (depreciation) of investments	-	147	26	(109)

Net increase (decrease) in net assets from operations	26	185	140	3,498
Changes from principal transactions:
Total unit transactions	603	545	(229)	(7,686)
Increase (decrease) in assets derived from principal
transactions	603	545	(229)	(7,686)
Total increase (decrease)	629	730	(89)	(4,188)
Net assets at December 31, 2006	1,077	1,623	2,101	24,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	3	21	25
Total realized gain (loss) on investments
and capital gains distributions	73	83	248	2,447
Net unrealized appreciation (depreciation) of investments	58	29	(231)	(4,673)
Net increase (decrease) in net assets from operations	122	115	38	(2,201)
Changes from principal transactions:
Total unit transactions	(270)	(246)	(373)	(5,138)
Increase (decrease) in assets derived from principal
transactions	(270)	(246)	(373)	(5,138)
Total increase (decrease)	(148)	(131)	(335)	(7,339)
Net assets at December 31, 2007	$ 929	$ 1,492	$ 1,766	$ 17,444

The accompanying notes are an integral part of these financial statements. 71

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

			Federated Fund
	Federated	Federated	for U.S.	Federated High
	Capital Income	Equity Income	Government	Income Bond
	Fund II	Fund II	Securities II	Fund II

Net assets at January 1, 2006	$ 3,367	$ 6,708	$ 4,124	$ 7,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	147	57	117	506
Total realized gain (loss) on investments
and capital gains distributions	(60)	(294)	(132)	66
Net unrealized appreciation (depreciation) of investments	318	1,444	67	23
Net increase (decrease) in net assets from operations	405	1,207	52	595
Changes from principal transactions:
Total unit transactions	(733)	(1,719)	(1,791)	(1,509)
Increase (decrease) in assets derived from principal
transactions	(733)	(1,719)	(1,791)	(1,509)
Total increase (decrease)	(328)	(512)	(1,739)	(914)
Net assets at December 31, 2006	3,039	6,196	2,385	6,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	87	68	416
Total realized gain (loss) on investments
and capital gains distributions	9	253	(15)	118
Net unrealized appreciation (depreciation) of investments	(39)	(270)	48	(400)
Net increase (decrease) in net assets from operations	77	70	101	134
Changes from principal transactions:
Total unit transactions	(579)	(1,577)	(361)	(1,075)
Increase (decrease) in assets derived from principal
transactions	(579)	(1,577)	(361)	(1,075)
Total increase (decrease)	(502)	(1,507)	(260)	(941)
Net assets at December 31, 2007	$ 2,537	$ 4,689	$ 2,125	$ 5,582

The accompanying notes are an integral part of these financial statements. 72

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		Federated Mid		Fidelity® VIP
	Federated	Cap Growth	Federated	Equity-Income
	International	Strategies Fund	Prime Money	Portfolio -
	Equity Fund II	II	Fund II	Initial Class

Net assets at January 1, 2006	$ 4,318	$ 8,518	$ 2,500	$ 191,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(105)	68	3,844
Total realized gain (loss) on investments
and capital gains distributions	(632)	(793)	-	27,899
Net unrealized appreciation (depreciation) of investments	1,325	1,366	-	133

Net increase (decrease) in net assets from operations	644	468	68	31,876
Changes from principal transactions:
Total unit transactions	(1,117)	(2,553)	(466)	(35,930)
Increase (decrease) in assets derived from principal
transactions	(1,117)	(2,553)	(466)	(35,930)
Total increase (decrease)	(473)	(2,085)	(398)	(4,054)
Net assets at December 31, 2006	3,845	6,433	2,102	187,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(92)	70	601
Total realized gain (loss) on investments
and capital gains distributions	178	32	-	25,838
Net unrealized appreciation (depreciation) of investments	169	1,067	-	(24,034)

Net increase (decrease) in net assets from operations	301	1,007	70	2,405
Changes from principal transactions:
Total unit transactions	(597)	(1,326)	(257)	(45,976)
Increase (decrease) in assets derived from principal
transactions	(597)	(1,326)	(257)	(45,976)
Total increase (decrease)	(296)	(319)	(187)	(43,571)
Net assets at December 31, 2007	$ 3,549	$ 6,114	$ 1,915	$ 144,175

The accompanying notes are an integral part of these financial statements. 73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2006	$ 90,041	$ 39,781	$ 15,059	$ 286,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(119)	32	120
Total realized gain (loss) on investments
and capital gains distributions	9,458	(990)	3,786	42,352
Net unrealized appreciation (depreciation) of investments	(5,400)	2,187	(1,661)	(15,437)

Net increase (decrease) in net assets from operations	3,946	1,078	2,157	27,035
Changes from principal transactions:
Total unit transactions	(79,773)	(40,636)	(8,693)	(45,788)
Increase (decrease) in assets derived from principal
transactions	(79,773)	(40,636)	(8,693)	(45,788)
Total increase (decrease)	(75,827)	(39,558)	(6,536)	(18,753)
Net assets at December 31, 2006	14,214	223	8,523	267,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	8	225	(900)
Total realized gain (loss) on investments
and capital gains distributions	625	2	1,493	86,953
Net unrealized appreciation (depreciation) of investments	2,724	(6)	(353)	(47,847)
Net increase (decrease) in net assets from operations	3,338	4	1,365	38,206
Changes from principal transactions:
Total unit transactions	(597)	(124)	288	(63,726)
Increase (decrease) in assets derived from principal
transactions	(597)	(124)	288	(63,726)
Total increase (decrease)	2,741	(120)	1,653	(25,520)
Net assets at December 31, 2007	$ 16,955	$ 103	$ 10,176	$ 241,923

The accompanying notes are an integral part of these financial statements. 74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)
		Fidelity® VIP
	Fidelity® VIP	Investment	Franklin Small
	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	- Class 2	- Class 2

Net assets at January 1, 2006	$ 56,445	$ 1,759	$ 4,461	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	244	47	(12)	(12)
Total realized gain (loss) on investments
and capital gains distributions	2,160	(1)	371	7
Net unrealized appreciation (depreciation) of investments	4,344	(5)	342	267
Net increase (decrease) in net assets from operations	6,748	41	701	262
Changes from principal transactions:
Total unit transactions	(13,550)	(590)	(193)	3,492
Increase (decrease) in assets derived from principal
transactions	(13,550)	(590)	(193)	3,492
Total increase (decrease)	(6,802)	(549)	508	3,754
Net assets at December 31, 2006	49,643	1,210	4,969	3,754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	995	34	(12)	19
Total realized gain (loss) on investments
and capital gains distributions	2,817	(2)	658	283
Net unrealized appreciation (depreciation) of investments	(1,805)	-	(770)	(267)

Net increase (decrease) in net assets from operations	2,007	32	(124)	35
Changes from principal transactions:
Total unit transactions	(10,262)	(163)	(582)	(3,789)
Increase (decrease) in assets derived from principal
transactions	(10,262)	(163)	(582)	(3,789)
Total increase (decrease)	(8,255)	(131)	(706)	(3,754)
Net assets at December 31, 2007	$ 41,388	$ 1,079	$ 4,263	$ -

The accompanying notes are an integral part of these financial statements. 75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T

Net assets at January 1, 2006	$ 31,948	$ 25,579	$ 31,376	$ 24,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	584	348	304	227
Total realized gain (loss) on investments
and capital gains distributions	131	635	390	441
Net unrealized appreciation (depreciation) of investments	228	68	638	285
Net increase (decrease) in net assets from operations	943	1,051	1,332	953
Changes from principal transactions:
Total unit transactions	(7,149)	(4,829)	(8,321)	(4,281)
Increase (decrease) in assets derived from principal
transactions	(7,149)	(4,829)	(8,321)	(4,281)
Total increase (decrease)	(6,206)	(3,778)	(6,989)	(3,328)
Net assets at December 31, 2006	25,742	21,801	24,387	20,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	998	690	661	532
Total realized gain (loss) on investments
and capital gains distributions	(446)	442	721	(3)
Net unrealized appreciation (depreciation) of investments	(587)	(477)	(808)	(240)
Net increase (decrease) in net assets from operations	(35)	655	574	289
Changes from principal transactions:
Total unit transactions	(25,707)	(22,456)	(24,961)	(21,023)
Increase (decrease) in assets derived from principal
transactions	(25,707)	(22,456)	(24,961)	(21,023)
Total increase (decrease)	(25,742)	(21,801)	(24,387)	(20,734)
Net assets at December 31, 2007	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements. 76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

			ING
			AllianceBernstein
			Mid Cap Growth	ING American
	ING GET Fund	ING GET Fund	Portfolio - Service	Funds Growth
	- Series U	- Series V	Class	Portfolio

Net assets at January 1, 2006	$ 23,508	$ 44,051	$ 201	$ 20,435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	130	118	(6)	(297)
Total realized gain (loss) on investments
and capital gains distributions	213	(200)	(56)	592
Net unrealized appreciation (depreciation) of investments	713	799	(52)	1,963
Net increase (decrease) in net assets from operations	1,056	717	(114)	2,258
Changes from principal transactions:
Total unit transactions	(4,927)	(14,052)	490	9,276
Increase (decrease) in assets derived from principal
transactions	(4,927)	(14,052)	490	9,276
Total increase (decrease)	(3,871)	(13,335)	376	11,534
Net assets at December 31, 2006	19,637	30,716	577	31,969

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	81	(2)	(320)
Total realized gain (loss) on investments
and capital gains distributions	377	119	(41)	3,198
Net unrealized appreciation (depreciation) of investments	(67)	611	55	170
Net increase (decrease) in net assets from operations	379	811	12	3,048
Changes from principal transactions:
Total unit transactions	(3,043)	(5,796)	(406)	(6,922)
Increase (decrease) in assets derived from principal
transactions	(3,043)	(5,796)	(406)	(6,922)
Total increase (decrease)	(2,664)	(4,985)	(394)	(3,874)
Net assets at December 31, 2007	$ 16,973	$ 25,731	$ 183	$ 28,095

The accompanying notes are an integral part of these financial statements. 77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock
	ING American	ING American	Growth	Large Cap
	Funds Growth-	Funds	Portfolio -	Growth
	Income	International	Institutional	Portfolio -
	Portfolio	Portfolio	Class	Service Class

Net assets at January 1, 2006	$ 22,150	$ 27,749	$ -	$ 1,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	(152)	-	(22)
Total realized gain (loss) on investments
and capital gains distributions	456	3,294	-	153
Net unrealized appreciation (depreciation) of investments	3,042	1,369	-	(45)

Net increase (decrease) in net assets from operations	3,350	4,511	-	86
Changes from principal transactions:
Total unit transactions	5,244	(1,282)	-	(160)

Increase (decrease) in assets derived from principal
transactions	5,244	(1,282)	-	(160)

Total increase (decrease)	8,594	3,229	-	(74)

Net assets at December 31, 2006	30,744	30,978	-	1,626

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(93)	(127)	(405)	(7)
Total realized gain (loss) on investments
and capital gains distributions	2,572	4,997	12	199
Net unrealized appreciation (depreciation) of investments	(1,549)	(105)	(735)	(65)
Net increase (decrease) in net assets from operations	930	4,765	(1,128)	127
Changes from principal transactions:
Total unit transactions	(7,123)	(6,290)	44,795	(1,753)
Increase (decrease) in assets derived from principal
transactions	(7,123)	(6,290)	44,795	(1,753)
Total increase (decrease)	(6,193)	(1,525)	43,667	(1,626)
Net assets at December 31, 2007	$ 24,551	$ 29,453	$ 43,667	$ -

The accompanying notes are an integral part of these financial statements. 78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		ING Evergreen	ING FMRSM
	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Class	Class	Service Class

Net assets at January 1, 2006	$ 505	$ 17,454	$ -	$ 356

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(211)	(261)	(13)
Total realized gain (loss) on investments
and capital gains distributions	16	179	2,204	162
Net unrealized appreciation (depreciation) of investments	35	664	(2,483)	(124)
Net increase (decrease) in net assets from operations	47	632	(540)	25
Changes from principal transactions:
Total unit transactions	10	(3,687)	29,483	1,263
Increase (decrease) in assets derived from principal
transactions	10	(3,687)	29,483	1,263
Total increase (decrease)	57	(3,055)	28,943	1,288
Net assets at December 31, 2006	562	14,399	28,943	1,644

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(135)	(305)	(10)
Total realized gain (loss) on investments
and capital gains distributions	69	829	(17)	(29)
Net unrealized appreciation (depreciation) of investments	(21)	701	3,921	202
Net increase (decrease) in net assets from operations	42	1,395	3,599	163
Changes from principal transactions:
Total unit transactions	(48)	(3,881)	(3,799)	(551)
Increase (decrease) in assets derived from principal
transactions	(48)	(3,881)	(3,799)	(551)
Total increase (decrease)	(6)	(2,486)	(200)	(388)
Net assets at December 31, 2007	$ 556	$ 11,913	$ 28,743	$ 1,256

The accompanying notes are an integral part of these financial statements. 79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Franklin
	Portfolio -	Growth	Income	Mutual Shares
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 25,074	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(819)	(1)	(20)	-
Total realized gain (loss) on investments
and capital gains distributions	(138)	(1)	22	-
Net unrealized appreciation (depreciation) of investments	(91)	5	225	-

Net increase (decrease) in net assets from operations	(1,048)	3	227	-
Changes from principal transactions:
Total unit transactions	54,190	106	4,089	-

Increase (decrease) in assets derived from principal
transactions	54,190	106	4,089	-

Total increase (decrease)	53,142	109	4,316	-

Net assets at December 31, 2006	78,216	109	4,316	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(765)	(2)	(20)	(22)
Total realized gain (loss) on investments
and capital gains distributions	976	4	186	(20)
Net unrealized appreciation (depreciation) of investments	1,707	(7)	(173)	69
Net increase (decrease) in net assets from operations	1,918	(5)	(7)	27
Changes from principal transactions:
Total unit transactions	(19,845)	70	2,639	3,627
Increase (decrease) in assets derived from principal
transactions	(19,845)	70	2,639	3,627
Total increase (decrease)	(17,927)	65	2,632	3,654
Net assets at December 31, 2007	$ 60,289	$ 174	$ 6,948	$ 3,654

The accompanying notes are an integral part of these financial statements. 80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

			ING JPMorgan
			Emerging	ING JPMorgan
	ING Global	ING Global	Markets Equity	Emerging
	Real Estate	Resources	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ 1,210	$ 2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(6)	(21)	(15)
Total realized gain (loss) on investments
and capital gains distributions	33	(13)	126	470
Net unrealized appreciation (depreciation) of investments	209	79	722	830
Net increase (decrease) in net assets from operations	270	60	827	1,285
Changes from principal transactions:
Total unit transactions	1,747	1,550	2,450	2,420
Increase (decrease) in assets derived from principal
transactions	1,747	1,550	2,450	2,420
Total increase (decrease)	2,017	1,610	3,277	3,705
Net assets at December 31, 2006	2,017	1,610	4,487	6,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(91)	(16)	11
Total realized gain (loss) on investments
and capital gains distributions	158	1,479	1,416	962
Net unrealized appreciation (depreciation) of investments	(593)	1,202	741	1,571
Net increase (decrease) in net assets from operations	(391)	2,590	2,141	2,544
Changes from principal transactions:
Total unit transactions	767	6,902	3,262	1,443
Increase (decrease) in assets derived from principal
transactions	767	6,902	3,262	1,443
Total increase (decrease)	376	9,492	5,403	3,987
Net assets at December 31, 2007	$ 2,393	$ 11,102	$ 9,890	$ 10,312

The accompanying notes are an integral part of these financial statements. 81

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan		Value	ING JPMorgan
	Small Cap Core	ING JPMorgan	Opportunities	Value
	Equity Portfolio	Small Cap Core	Portfolio -	Opportunities
	- Institutional	Equity Portfolio	Institutional	Portfolio -
	Class	- Service Class	Class	Service Class

Net assets at January 1, 2006	$ 9,171	$ 16	$ 45,057	$ 3,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	(3)	(223)	(34)
Total realized gain (loss) on investments
and capital gains distributions	484	26	1,536	98
Net unrealized appreciation (depreciation) of investments	706	5	5,950	487
Net increase (decrease) in net assets from operations	1,092	28	7,263	551
Changes from principal transactions:
Total unit transactions	(3,362)	314	(11,007)	(205)
Increase (decrease) in assets derived from principal
transactions	(3,362)	314	(11,007)	(205)
Total increase (decrease)	(2,270)	342	(3,744)	346
Net assets at December 31, 2006	6,901	358	41,313	3,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(2)	74	(7)
Total realized gain (loss) on investments
and capital gains distributions	788	15	4,592	361
Net unrealized appreciation (depreciation) of investments	(766)	(19)	(4,873)	(404)
Net increase (decrease) in net assets from operations	(32)	(6)	(207)	(50)
Changes from principal transactions:
Total unit transactions	(2,682)	(207)	(13,412)	(596)
Increase (decrease) in assets derived from principal
transactions	(2,682)	(207)	(13,412)	(596)
Total increase (decrease)	(2,714)	(213)	(13,619)	(646)
Net assets at December 31, 2007	$ 4,187	$ 145	$ 27,694	$ 2,897

The accompanying notes are an integral part of these financial statements. 82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		ING Legg		ING LifeStyle
	ING Julius	Mason Value	ING Legg	Aggressive
	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2006	$ 2,191	$ 37,805	$ 731	$ 532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(430)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	363	649	28	47
Net unrealized appreciation (depreciation) of investments	1,725	1,214	12	107
Net increase (decrease) in net assets from operations	2,013	1,433	35	143
Changes from principal transactions:
Total unit transactions	9,677	(7,242)	(195)	564
Increase (decrease) in assets derived from principal
transactions	9,677	(7,242)	(195)	564
Total increase (decrease)	11,690	(5,809)	(160)	707
Net assets at December 31, 2006	13,881	31,996	571	1,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	(350)	(5)	(13)
Total realized gain (loss) on investments
and capital gains distributions	2,106	1,703	24	215
Net unrealized appreciation (depreciation) of investments	185	(2,837)	(55)	(151)
Net increase (decrease) in net assets from operations	2,148	(1,484)	(36)	51
Changes from principal transactions:
Total unit transactions	(285)	(9,198)	(101)	911
Increase (decrease) in assets derived from principal
transactions	(285)	(9,198)	(101)	911
Total increase (decrease)	1,863	(10,682)	(137)	962
Net assets at December 31, 2007	$ 15,744	$ 21,314	$ 434	$ 2,201

The accompanying notes are an integral part of these financial statements. 83

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING Lord
		ING LifeStyle		Abbett
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated
	Growth	Growth	Moderate	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class

Net assets at January 1, 2006	$ 2,302	$ 3,437	$ 3,932	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(38)	(23)	-
Total realized gain (loss) on investments
and capital gains distributions	197	263	222	(6)
Net unrealized appreciation (depreciation) of investments	610	862	579	1
Net increase (decrease) in net assets from operations	757	1,087	778	(5)
Changes from principal transactions:
Total unit transactions	5,726	9,291	5,707	50
Increase (decrease) in assets derived from principal
transactions	5,726	9,291	5,707	50
Total increase (decrease)	6,483	10,378	6,485	45
Net assets at December 31, 2006	8,785	13,815	10,417	45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(15)	24	(25)
Total realized gain (loss) on investments
and capital gains distributions	610	794	593	25
Net unrealized appreciation (depreciation) of investments	(361)	(340)	(217)	129
Net increase (decrease) in net assets from operations	211	439	400	129
Changes from principal transactions:
Total unit transactions	(803)	519	1,459	6,856
Increase (decrease) in assets derived from principal
transactions	(803)	519	1,459	6,856
Total increase (decrease)	(592)	958	1,859	6,985
Net assets at December 31, 2007	$ 8,193	$ 14,773	$ 12,276	$ 7,030

The accompanying notes are an integral part of these financial statements. 84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING Lord			ING Marsico
	Abbett		ING Marsico	International
	Affiliated	ING MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ 210	$ 8,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(5)	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	-	3	766
Net unrealized appreciation (depreciation) of investments	46	1	45	1,505
Net increase (decrease) in net assets from operations	56	1	43	2,129
Changes from principal transactions:
Total unit transactions	1,015	19	665	3,079
Increase (decrease) in assets derived from principal
transactions	1,015	19	665	3,079
Total increase (decrease)	1,071	20	708	5,208
Net assets at December 31, 2006	1,071	20	918	13,618

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(14)	(24)
Total realized gain (loss) on investments
and capital gains distributions	39	3	68	2,516
Net unrealized appreciation (depreciation) of investments	(15)	(1)	74	(236)
Net increase (decrease) in net assets from operations	26	2	128	2,256
Changes from principal transactions:
Total unit transactions	(142)	(22)	1,096	(2,141)
Increase (decrease) in assets derived from principal
transactions	(142)	(22)	1,096	(2,141)
Total increase (decrease)	(116)	(20)	1,224	115
Net assets at December 31, 2007	$ 955	$ -	$ 2,142	$ 13,733

The accompanying notes are an integral part of these financial statements. 85

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING
	ING MFS Total			Oppenheimer
	Return	ING MFS Total	ING MFS	Main Street
	Portfolio -	Return	Utilities	Portfolio® -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class

Net assets at January 1, 2006	$ 145,082	$ 2,374	$ 469	$ 1,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,780	30	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	6,590	93	36	81
Net unrealized appreciation (depreciation) of investments	4,996	63	170	236
Net increase (decrease) in net assets from operations	13,366	186	201	318
Changes from principal transactions:
Total unit transactions	(34,843)	(902)	531	1,185
Increase (decrease) in assets derived from principal
transactions	(34,843)	(902)	531	1,185
Total increase (decrease)	(21,477)	(716)	732	1,503
Net assets at December 31, 2006	123,605	1,658	1,201	3,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,883	34	(3)	(7)
Total realized gain (loss) on investments
and capital gains distributions	7,483	107	613	250
Net unrealized appreciation (depreciation) of investments	(5,657)	(86)	28	(135)
Net increase (decrease) in net assets from operations	3,709	55	638	108
Changes from principal transactions:
Total unit transactions	(34,415)	(90)	2,257	(198)
Increase (decrease) in assets derived from principal
transactions	(34,415)	(90)	2,257	(198)
Total increase (decrease)	(30,706)	(35)	2,895	(90)
Net assets at December 31, 2007	$ 92,899	$ 1,623	$ 4,096	$ 3,002

The accompanying notes are an integral part of these financial statements. 86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING		ING Pioneer
	Oppenheimer	ING PIMCO	Equity Income	ING Pioneer
	Main Street	High Yield	Portfolio -	Fund Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class

Net assets at January 1, 2006	$ 27	$ 2,987	$ -	$ 27,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	182	-	(348)
Total realized gain (loss) on investments
and capital gains distributions	1	13	-	641
Net unrealized appreciation (depreciation) of investments	6	59	-	3,545

Net increase (decrease) in net assets from operations	7	254	-	3,838
Changes from principal transactions:
Total unit transactions	134	677	-	(4,777)

Increase (decrease) in assets derived from principal
transactions	134	677	-	(4,777)

Total increase (decrease)	141	931	-	(939)

Net assets at December 31, 2006	168	3,918	-	26,316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	180	59	(32)
Total realized gain (loss) on investments
and capital gains distributions	16	9	10	2,165
Net unrealized appreciation (depreciation) of investments	(6)	(126)	(218)	(945)
Net increase (decrease) in net assets from operations	11	63	(149)	1,188
Changes from principal transactions:
Total unit transactions	(102)	(1,131)	6,439	(5,692)
Increase (decrease) in assets derived from principal
transactions	(102)	(1,131)	6,439	(5,692)
Total increase (decrease)	(91)	(1,068)	6,290	(4,504)
Net assets at December 31, 2007	$ 77	$ 2,850	$ 6,290	$ 21,812

The accompanying notes are an integral part of these financial statements. 87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING Pioneer		ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Price Equity
	Portfolio -	Mid Cap Value	Appreciation	Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ 878	$ 4,775

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	13	22
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	238	340
Net unrealized appreciation (depreciation) of investments	-	17	214	530

Net increase (decrease) in net assets from operations	-	15	465	892
Changes from principal transactions:
Total unit transactions	36	329	4,461	683
Increase (decrease) in assets derived from principal
transactions	36	329	4,461	683
Total increase (decrease)	36	344	4,926	1,575
Net assets at December 31, 2006	36	344	5,804	6,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(7)	66	24
Total realized gain (loss) on investments
and capital gains distributions	2	104	768	489
Net unrealized appreciation (depreciation) of investments	(85)	(122)	(661)	(374)
Net increase (decrease) in net assets from operations	(97)	(25)	173	139
Changes from principal transactions:
Total unit transactions	3,819	928	3,033	873
Increase (decrease) in assets derived from principal
transactions	3,819	928	3,033	873
Total increase (decrease)	3,722	903	3,206	1,012
Net assets at December 31, 2007	$ 3,758	$ 1,247	$ 9,010	$ 7,362

The accompanying notes are an integral part of these financial statements. 88

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING Van
			Kampen
	ING Templeton	ING UBS U.S.	Growth and	ING Van
	Global Growth	Allocation	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service Class	Service Class	Service Class	- Service Class

Net assets at January 1, 2006	$ -	$ 7,663	$ 1,341	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	6	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	2	160	157	13
Net unrealized appreciation (depreciation) of investments	40	518	33	56
Net increase (decrease) in net assets from operations	41	684	196	68
Changes from principal transactions:
Total unit transactions	651	(1,188)	(61)	1,011
Increase (decrease) in assets derived from principal
transactions	651	(1,188)	(61)	1,011
Total increase (decrease)	692	(504)	135	1,079
Net assets at December 31, 2006	692	7,159	1,476	1,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	45	7	10
Total realized gain (loss) on investments
and capital gains distributions	78	671	105	(87)
Net unrealized appreciation (depreciation) of investments	(75)	(648)	(83)	(586)
Net increase (decrease) in net assets from operations	(1)	68	29	(663)
Changes from principal transactions:
Total unit transactions	577	(1,235)	(310)	1,088
Increase (decrease) in assets derived from principal
transactions	577	(1,235)	(310)	1,088
Total increase (decrease)	576	(1,167)	(281)	425
Net assets at December 31, 2007	$ 1,268	$ 5,992	$ 1,195	$ 1,504

The accompanying notes are an integral part of these financial statements. 89

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

ING VP Index
	Plus	ING VP Index	ING Wells	ING Wells
	International	Plus	Fargo	Fargo Small
	Equity Portfolio	International	Disciplined	Cap Disciplined
	- Institutional	Equity Portfolio	Value Portfolio	Portfolio -
	Class	- Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	9	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	-	131	-	13
Net unrealized appreciation (depreciation) of investments	-	609	12	8

Net increase (decrease) in net assets from operations	-	749	11	21
Changes from principal transactions:
Total unit transactions	-	8,927	214	353

Increase (decrease) in assets derived from principal
transactions	-	8,927	214	353

Total increase (decrease)	-	9,676	225	374

Net assets at December 31, 2006	-	9,676	225	374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(129)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(14)	1,601	17	16
Net unrealized appreciation (depreciation) of investments	(351)	(634)	(43)	(29)
Net increase (decrease) in net assets from operations	(417)	838	(26)	(18)
Changes from principal transactions:
Total unit transactions	25,259	(9,169)	176	(38)
Increase (decrease) in assets derived from principal
transactions	25,259	(9,169)	176	(38)
Total increase (decrease)	24,842	(8,331)	150	(56)
Net assets at December 31, 2007	$ 24,842	$ 1,345	$ 375	$ 318

The accompanying notes are an integral part of these financial statements. 90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING American		ING American
	Century Large	ING American	Century Small-
	Company Value	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2006	$ 130	$ 69,123	$ 1,511	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	9	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	19	571	35	-
Net unrealized appreciation (depreciation) of investments	10	(2,957)	187	-

Net increase (decrease) in net assets from operations	27	(2,377)	209	-
Changes from principal transactions:
Total unit transactions	30	(16,180)	(70)	7
Increase (decrease) in assets derived from principal
transactions	30	(16,180)	(70)	7
Total increase (decrease)	57	(18,557)	139	7
Net assets at December 31, 2006	187	50,566	1,650	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	(7)	(3)
Total realized gain (loss) on investments
and capital gains distributions	34	6,537	242	6
Net unrealized appreciation (depreciation) of investments	(41)	(2,805)	(278)	-

Net increase (decrease) in net assets from operations	(6)	3,871	(43)	3
Changes from principal transactions:
Total unit transactions	87	(54,437)	(208)	678
Increase (decrease) in assets derived from principal
transactions	87	(54,437)	(208)	678
Total increase (decrease)	81	(50,566)	(251)	681
Net assets at December 31, 2007	$ 268	$ -	$ 1,399	$ 688

The accompanying notes are an integral part of these financial statements. 91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING Baron	ING Columbia		ING
	Small Cap	Small Cap	ING Davis New	Fundamental
	Growth	Value II	York Venture	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 3,883	$ -	$ 982	$ 19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(20)	(13)	-
Total realized gain (loss) on investments
and capital gains distributions	309	45	141	-
Net unrealized appreciation (depreciation) of investments	492	257	67	2
Net increase (decrease) in net assets from operations	752	282	195	2
Changes from principal transactions:
Total unit transactions	2,426	3,012	906	3
Increase (decrease) in assets derived from principal
transactions	2,426	3,012	906	3
Total increase (decrease)	3,178	3,294	1,101	5
Net assets at December 31, 2006	7,061	3,294	2,083	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	(26)	(25)	-
Total realized gain (loss) on investments
and capital gains distributions	591	235	107	3
Net unrealized appreciation (depreciation) of investments	(197)	(126)	(20)	(3)
Net increase (decrease) in net assets from operations	332	83	62	-
Changes from principal transactions:
Total unit transactions	(2,160)	(1,701)	1,241	(24)
Increase (decrease) in assets derived from principal
transactions	(2,160)	(1,701)	1,241	(24)
Total increase (decrease)	(1,828)	(1,618)	1,303	(24)
Net assets at December 31, 2007	$ 5,233	$ 1,676	$ 3,386	$ -

The accompanying notes are an integral part of these financial statements. 92

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING Legg
	ING Goldman			Mason Partners
	Sachs® Capital	ING JPMorgan	ING JPMorgan	Aggressive
	Growth	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class

Net assets at January 1, 2006	$ 379	$ 43,806	$ 2,101	$ 48,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(131)	(22)	(586)
Total realized gain (loss) on investments
and capital gains distributions	43	4,989	95	2,183
Net unrealized appreciation (depreciation) of investments	(16)	3,422	288	2,274
Net increase (decrease) in net assets from operations	25	8,280	361	3,871
Changes from principal transactions:
Total unit transactions	(122)	(6,725)	304	(9,719)
Increase (decrease) in assets derived from principal
transactions	(122)	(6,725)	304	(9,719)
Total increase (decrease)	(97)	1,555	665	(5,848)
Net assets at December 31, 2006	282	45,361	2,766	42,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	364	(12)	(487)
Total realized gain (loss) on investments
and capital gains distributions	23	6,935	242	3,242
Net unrealized appreciation (depreciation) of investments	(21)	(3,596)	(198)	(3,600)
Net increase (decrease) in net assets from operations	5	3,703	32	(845)
Changes from principal transactions:
Total unit transactions	(287)	(11,159)	184	(9,332)
Increase (decrease) in assets derived from principal
transactions	(287)	(11,159)	184	(9,332)
Total increase (decrease)	(282)	(7,456)	216	(10,177)
Net assets at December 31, 2007	$ -	$ 37,905	$ 2,982	$ 32,332

The accompanying notes are an integral part of these financial statements. 93

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett U.S.	ING Neuberger	ING Neuberger	ING Neuberger
	Government	Berman	Berman	Berman
	Securities	Partners	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	408	(454)	-	-
Total realized gain (loss) on investments
and capital gains distributions	81	(392)	2	5
Net unrealized appreciation (depreciation) of investments	(8)	2,399	-	29

Net increase (decrease) in net assets from operations	481	1,553	2	34
Changes from principal transactions:
Total unit transactions	11,068	47,700	(2)	336
Increase (decrease) in assets derived from principal
transactions	11,068	47,700	(2)	336
Total increase (decrease)	11,549	49,253	-	370

Net assets at December 31, 2006	11,549	49,253	-	370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	402	(481)	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	106	3,194	(18)	43
Net unrealized appreciation (depreciation) of investments	134	710	1	(40)
Net increase (decrease) in net assets from operations	642	3,423	(17)	-
Changes from principal transactions:
Total unit transactions	(1,027)	(12,643)	64	(236)
Increase (decrease) in assets derived from principal
transactions	(1,027)	(12,643)	64	(236)
Total increase (decrease)	(385)	(9,220)	47	(236)
Net assets at December 31, 2007	$ 11,164	$ 40,033	$ 47	$ 134

The accompanying notes are an integral part of these financial statements. 94

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			ING	ING
		ING	Oppenheimer	Oppenheimer
	ING OpCap	Oppenheimer	Strategic	Strategic
	Balanced Value	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class

Net assets at January 1, 2006	$ 1,444	$ 193,562	$ 75,516	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2,210)	(648)	-
Total realized gain (loss) on investments
and capital gains distributions	42	8,172	498	-
Net unrealized appreciation (depreciation) of investments	70	22,931	5,038	-
Net increase (decrease) in net assets from operations	111	28,893	4,888	-
Changes from principal transactions:
Total unit transactions	(369)	(32,175)	(10,118)	1

Increase (decrease) in assets derived from principal
transactions	(369)	(32,175)	(10,118)	1

Total increase (decrease)	(258)	(3,282)	(5,230)	1

Net assets at December 31, 2006	1,186	190,280	70,286	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(297)	2,249	1
Total realized gain (loss) on investments
and capital gains distributions	159	20,900	1,564	-
Net unrealized appreciation (depreciation) of investments	(197)	(10,554)	1,033	-
Net increase (decrease) in net assets from operations	(35)	10,049	4,846	1
Changes from principal transactions:
Total unit transactions	(346)	(40,882)	(8,494)	18

Increase (decrease) in assets derived from principal
transactions	(346)	(40,882)	(8,494)	18

Total increase (decrease)	(381)	(30,833)	(3,648)	19

Net assets at December 31, 2007	$ 805	$ 159,447	$ 66,638	$ 20

The accompanying notes are an integral part of these financial statements. 95

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2006	$ 5,693	$ -	$ 68	$ 125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	-	(6)	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	-	3	4
Net unrealized appreciation (depreciation) of investments	133	-	73	61

Net increase (decrease) in net assets from operations	184	-	70	62
Changes from principal transactions:
Total unit transactions	844	21	821	666
Increase (decrease) in assets derived from principal
transactions	844	21	821	666
Total increase (decrease)	1,028	21	891	728
Net assets at December 31, 2006	6,721	21	959	853

Increase (decrease) in net assets
Operations:
Net investment income (loss)	182	38	(5)	(9)
Total realized gain (loss) on investments
and capital gains distributions	48	(36)	5	23
Net unrealized appreciation (depreciation) of investments	370	(8)	39	7
Net increase (decrease) in net assets from operations	600	(6)	39	21
Changes from principal transactions:
Total unit transactions	706	340	454	1,543
Increase (decrease) in assets derived from principal
transactions	706	340	454	1,543
Total increase (decrease)	1,306	334	493	1,564
Net assets at December 31, 2007	$ 8,027	$ 355	$ 1,452	$ 2,417

The accompanying notes are an integral part of these financial statements. 96

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2006	$ 3	$ 3	$ 138	$ 90,830

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(2)	(1,033)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5,012
Net unrealized appreciation (depreciation) of investments	38	21	23	1,987
Net increase (decrease) in net assets from operations	35	20	21	5,966
Changes from principal transactions:
Total unit transactions	415	249	249	(18,504)
Increase (decrease) in assets derived from principal
transactions	415	249	249	(18,504)
Total increase (decrease)	450	269	270	(12,538)
Net assets at December 31, 2006	453	272	408	78,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6)	(1)	(769)
Total realized gain (loss) on investments
and capital gains distributions	6	39	45	10,993
Net unrealized appreciation (depreciation) of investments	17	(24)	2	(1,426)
Net increase (decrease) in net assets from operations	17	9	46	8,798
Changes from principal transactions:
Total unit transactions	1,160	1,100	810	(18,383)
Increase (decrease) in assets derived from principal
transactions	1,160	1,100	810	(18,383)
Total increase (decrease)	1,177	1,109	856	(9,585)
Net assets at December 31, 2007	$ 1,630	$ 1,381	$ 1,264	$ 68,707

The accompanying notes are an integral part of these financial statements. 97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING T. Rowe	ING Templeton		ING UBS U.S.
	Price Growth	Foreign Equity	ING Thornburg	Large Cap
	Equity Portfolio	Portfolio -	Value Portfolio	Equity Portfolio
	- Initial Class	Service Class	- Initial Class	- Initial Class

Net assets at January 1, 2006	$ 64,310	$ -	$ 30,602	$ 40,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(630)	4	(215)	(178)
Total realized gain (loss) on investments
and capital gains distributions	2,712	(3)	2,427	1,632
Net unrealized appreciation (depreciation) of investments	4,582	35	1,876	3,113
Net increase (decrease) in net assets from operations	6,664	36	4,088	4,567
Changes from principal transactions:
Total unit transactions	(10,734)	679	(5,771)	(7,853)
Increase (decrease) in assets derived from principal
transactions	(10,734)	679	(5,771)	(7,853)
Total increase (decrease)	(4,070)	715	(1,683)	(3,286)
Net assets at December 31, 2006	60,240	715	28,919	36,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(467)	(3)	(230)	(203)
Total realized gain (loss) on investments
and capital gains distributions	6,819	112	3,052	2,433
Net unrealized appreciation (depreciation) of investments	(1,419)	10	(1,017)	(2,008)
Net increase (decrease) in net assets from operations	4,933	119	1,805	222
Changes from principal transactions:
Total unit transactions	(11,350)	704	(3,290)	(6,278)
Increase (decrease) in assets derived from principal
transactions	(11,350)	704	(3,290)	(6,278)
Total increase (decrease)	(6,417)	823	(1,485)	(6,056)
Net assets at December 31, 2007	$ 53,823	$ 1,538	$ 27,434	$ 30,926

The accompanying notes are an integral part of these financial statements. 98

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

				ING VP
	ING UBS U.S.	ING Van	ING Van	Strategic
	Small Cap	Kampen	Kampen Equity	Allocation
	Growth	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio - Class
	Service Class	Service Class	Initial Class	I

Net assets at January 1, 2006	$ -	$ 3,224	$ 146,295	$ 16,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	980	212
Total realized gain (loss) on investments
and capital gains distributions	-	188	7,808	825
Net unrealized appreciation (depreciation) of investments	1	251	6,558	(41)
Net increase (decrease) in net assets from operations	1	433	15,346	996
Changes from principal transactions:
Total unit transactions	28	(409)	(19,266)	(3,364)
Increase (decrease) in assets derived from principal
transactions	28	(409)	(19,266)	(3,364)
Total increase (decrease)	29	24	(3,920)	(2,368)
Net assets at December 31, 2006	29	3,248	142,375	14,115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	1,506	283
Total realized gain (loss) on investments
and capital gains distributions	8	181	8,978	871
Net unrealized appreciation (depreciation) of investments	(4)	(249)	(6,939)	(548)
Net increase (decrease) in net assets from operations	3	(58)	3,545	606
Changes from principal transactions:
Total unit transactions	4	(622)	(32,966)	(1,609)
Increase (decrease) in assets derived from principal
transactions	4	(622)	(32,966)	(1,609)
Total increase (decrease)	7	(680)	(29,421)	(1,003)
Net assets at December 31, 2007	$ 36	$ 2,568	$ 112,954	$ 13,112

The accompanying notes are an integral part of these financial statements. 99

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP
	Allocation	Allocation	Growth and
	Growth	Moderate	Income	ING GET U.S.
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Core Portfolio -
	I	I	I	Series 1

Net assets at January 1, 2006	$ 14,815	$ 21,319	$ 383,782	$ 19,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	125	214	89
Total realized gain (loss) on investments
and capital gains distributions	743	1,174	(4,005)	398
Net unrealized appreciation (depreciation) of investments	870	615	49,182	489
Net increase (decrease) in net assets from operations	1,632	1,914	45,391	976
Changes from principal transactions:
Total unit transactions	(1,328)	(2,975)	(56,582)	(3,729)
Increase (decrease) in assets derived from principal
transactions	(1,328)	(2,975)	(56,582)	(3,729)
Total increase (decrease)	304	(1,061)	(11,191)	(2,753)
Net assets at December 31, 2006	15,119	20,258	372,591	16,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	183	811	94
Total realized gain (loss) on investments
and capital gains distributions	1,685	2,044	7,654	427
Net unrealized appreciation (depreciation) of investments	(1,198)	(1,494)	13,733	(178)
Net increase (decrease) in net assets from operations	563	733	22,198	343
Changes from principal transactions:
Total unit transactions	(1,578)	(4,691)	(55,600)	(2,880)
Increase (decrease) in assets derived from principal
transactions	(1,578)	(4,691)	(55,600)	(2,880)
Total increase (decrease)	(1,015)	(3,958)	(33,402)	(2,537)
Net assets at December 31, 2007	$ 14,104	$ 16,300	$ 339,189	$ 14,041

The accompanying notes are an integral part of these financial statements. 100

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5

Net assets at January 1, 2006	$ 14,471	$ 41,138	$ 5,868	$ 3,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114	240	44	8
Total realized gain (loss) on investments
and capital gains distributions	118	144	141	205
Net unrealized appreciation (depreciation) of investments	241	1,009	113	93
Net increase (decrease) in net assets from operations	473	1,393	298	306
Changes from principal transactions:
Total unit transactions	(5,925)	(14,289)	(1,051)	(981)
Increase (decrease) in assets derived from principal
transactions	(5,925)	(14,289)	(1,051)	(981)
Total increase (decrease)	(5,452)	(12,896)	(753)	(675)
Net assets at December 31, 2006	9,019	28,242	5,115	3,282

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	163	46	(2)
Total realized gain (loss) on investments
and capital gains distributions	171	307	193	219
Net unrealized appreciation (depreciation) of investments	(37)	322	(151)	(184)
Net increase (decrease) in net assets from operations	204	792	88	33
Changes from principal transactions:
Total unit transactions	(3,095)	(5,720)	(1,170)	(922)
Increase (decrease) in assets derived from principal
transactions	(3,095)	(5,720)	(1,170)	(922)
Total increase (decrease)	(2,891)	(4,928)	(1,082)	(889)
Net assets at December 31, 2007	$ 6,128	$ 23,314	$ 4,033	$ 2,393

The accompanying notes are an integral part of these financial statements. 101

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9

Net assets at January 1, 2006	$ 68,984	$ 43,222	$ 32,287	$ 23,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	468	238	46	(85)
Total realized gain (loss) on investments
and capital gains distributions	1,783	976	405	164
Net unrealized appreciation (depreciation) of investments	1,791	1,691	1,957	1,570
Net increase (decrease) in net assets from operations	4,042	2,905	2,408	1,649
Changes from principal transactions:
Total unit transactions	(30,503)	(17,109)	(6,639)	(4,916)
Increase (decrease) in assets derived from principal
transactions	(30,503)	(17,109)	(6,639)	(4,916)
Total increase (decrease)	(26,461)	(14,204)	(4,231)	(3,267)
Net assets at December 31, 2006	42,523	29,018	28,056	20,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	243	175	90	132
Total realized gain (loss) on investments
and capital gains distributions	3,066	1,796	2,156	1,342
Net unrealized appreciation (depreciation) of investments	(2,640)	(1,475)	(1,767)	(903)
Net increase (decrease) in net assets from operations	669	496	479	571
Changes from principal transactions:
Total unit transactions	(12,055)	(10,159)	(13,295)	(8,738)
Increase (decrease) in assets derived from principal
transactions	(12,055)	(10,159)	(13,295)	(8,738)
Total increase (decrease)	(11,386)	(9,663)	(12,816)	(8,167)
Net assets at December 31, 2007	$ 31,137	$ 19,355	$ 15,240	$ 11,868

The accompanying notes are an integral part of these financial statements. 102

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13

Net assets at January 1, 2006	$ 21,698	$ 24,279	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(188)	(337)	(618)	(135)
Total realized gain (loss) on investments
and capital gains distributions	141	88	644	26
Net unrealized appreciation (depreciation) of investments	1,459	1,320	5,467	68
Net increase (decrease) in net assets from operations	1,412	1,071	5,493	(41)
Changes from principal transactions:
Total unit transactions	(5,109)	(6,453)	43,450	44,546
Increase (decrease) in assets derived from principal
transactions	(5,109)	(6,453)	43,450	44,546
Total increase (decrease)	(3,697)	(5,382)	48,943	44,505
Net assets at December 31, 2006	18,001	18,897	48,943	44,505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	265	(324)	(510)
Total realized gain (loss) on investments
and capital gains distributions	1,125	836	2,222	409
Net unrealized appreciation (depreciation) of investments	(768)	(946)	(1,310)	1,284
Net increase (decrease) in net assets from operations	419	155	588	1,183
Changes from principal transactions:
Total unit transactions	(8,470)	(7,622)	(7,470)	(12,364)
Increase (decrease) in assets derived from principal
transactions	(8,470)	(7,622)	(7,470)	(12,364)
Total increase (decrease)	(8,051)	(7,467)	(6,882)	(11,181)
Net assets at December 31, 2007	$ 9,950	$ 11,430	$ 42,061	$ 33,324

The accompanying notes are an integral part of these financial statements. 103

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		ING VP Global
		Science and	ING VP	ING VP Index
	ING GET U.S.	Technology	Growth	Plus LargeCap
	Core Portfolio -	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Series 14	I	I	I

Net assets at January 1, 2006	$ -	$ 10,507	$ 23,711	$ 161,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(112)	(232)	(158)
Total realized gain (loss) on investments
and capital gains distributions	-	862	621	5,193
Net unrealized appreciation (depreciation) of investments	-	(191)	(166)	13,770

Net increase (decrease) in net assets from operations	-	559	223	18,805
Changes from principal transactions:
Total unit transactions	85	(2,927)	(5,180)	(27,759)
Increase (decrease) in assets derived from principal
transactions	85	(2,927)	(5,180)	(27,759)
Total increase (decrease)	85	(2,368)	(4,957)	(8,954)
Net assets at December 31, 2006	85	8,139	18,754	152,360

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(365)	(97)	(177)	30
Total realized gain (loss) on investments
and capital gains distributions	173	1,213	950	10,501
Net unrealized appreciation (depreciation) of investments	547	183	1,889	(4,595)
Net increase (decrease) in net assets from operations	355	1,299	2,662	5,936
Changes from principal transactions:
Total unit transactions	25,132	(246)	(4,052)	(2,972)
Increase (decrease) in assets derived from principal
transactions	25,132	(246)	(4,052)	(2,972)
Total increase (decrease)	25,487	1,053	(1,390)	2,964
Net assets at December 31, 2007	$ 25,572	$ 9,192	$ 17,364	$ 155,324

The accompanying notes are an integral part of these financial statements. 104

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus MidCap	Plus SmallCap	International	Company
	Portfolio - Class	Portfolio - Class	Equity Portfolio	Portfolio - Class
	I	I	- Class I	I

Net assets at January 1, 2006	$ 18,302	$ 9,917	$ 17,086	$ 72,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(41)	65	(598)
Total realized gain (loss) on investments
and capital gains distributions	2,826	1,572	1,784	16,315
Net unrealized appreciation (depreciation) of investments	(1,340)	(393)	1,580	(5,581)
Net increase (decrease) in net assets from operations	1,449	1,138	3,429	10,136
Changes from principal transactions:
Total unit transactions	(3,037)	(2,328)	(2,320)	(14,467)
Increase (decrease) in assets derived from principal
transactions	(3,037)	(2,328)	(2,320)	(14,467)
Total increase (decrease)	(1,588)	(1,190)	1,109	(4,331)

Net assets at December 31, 2006	16,714	8,727	18,195	68,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(32)	465	(655)
Total realized gain (loss) on investments
and capital gains distributions	2,543	1,314	5,623	14,104
Net unrealized appreciation (depreciation) of investments	(1,745)	(1,734)	(5,090)	(9,930)
Net increase (decrease) in net assets from operations	789	(452)	998	3,519
Changes from principal transactions:
Total unit transactions	(2,835)	(1,916)	(19,193)	(18,445)
Increase (decrease) in assets derived from principal
transactions	(2,835)	(1,916)	(19,193)	(18,445)
Total increase (decrease)	(2,046)	(2,368)	(18,195)	(14,926)
Net assets at December 31, 2007	$ 14,668	$ 6,359	$ -	$ 53,080

The accompanying notes are an integral part of these financial statements. 105

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High
	Opportunity	Opportunity	Services	Yield Bond
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	S	I	I

Net assets at January 1, 2006	$ 12,906	$ 1,436	$ 126	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	4	1	1,392
Total realized gain (loss) on investments
and capital gains distributions	289	18	15	(90)
Net unrealized appreciation (depreciation) of investments	1,261	149	19	573
Net increase (decrease) in net assets from operations	1,577	171	35	1,875
Changes from principal transactions:
Total unit transactions	(2,962)	(415)	265	31,080
Increase (decrease) in assets derived from principal
transactions	(2,962)	(415)	265	31,080
Total increase (decrease)	(1,385)	(244)	300	32,955
Net assets at December 31, 2006	11,521	1,192	426	32,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	3	5	1,928
Total realized gain (loss) on investments
and capital gains distributions	758	64	46	59
Net unrealized appreciation (depreciation) of investments	(553)	(43)	(121)	(1,666)
Net increase (decrease) in net assets from operations	254	24	(70)	321
Changes from principal transactions:
Total unit transactions	(2,966)	(432)	297	(9,020)
Increase (decrease) in assets derived from principal
transactions	(2,966)	(432)	297	(9,020)
Total increase (decrease)	(2,712)	(408)	227	(8,699)
Net assets at December 31, 2007	$ 8,809	$ 784	$ 653	$ 24,256

The accompanying notes are an integral part of these financial statements. 106

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		ING VP	ING VP
	ING VP	MidCap	MidCap
	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio	Portfolio - Class	Portfolio - Class	Estate Portfolio
	- Class I	I	S	- Class I

Net assets at January 1, 2006	$ 3,967	$ 379	$ 10,674	$ 2,360

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(4)	(126)	58
Total realized gain (loss) on investments
and capital gains distributions	625	54	954	543
Net unrealized appreciation (depreciation) of investments	576	(27)	(280)	479
Net increase (decrease) in net assets from operations	1,278	23	548	1,080
Changes from principal transactions:
Total unit transactions	1,480	9	(3,400)	1,643
Increase (decrease) in assets derived from principal
transactions	1,480	9	(3,400)	1,643

Total increase (decrease)	2,758	32	(2,852)	2,723
Net assets at December 31, 2006	6,725	411	7,822	5,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(5)	(98)	40
Total realized gain (loss) on investments
and capital gains distributions	1,694	35	784	637
Net unrealized appreciation (depreciation) of investments	(933)	76	879	(1,045)
Net increase (decrease) in net assets from operations	826	106	1,565	(368)
Changes from principal transactions:
Total unit transactions	(1,048)	343	(2,428)	(3,255)
Increase (decrease) in assets derived from principal
transactions	(1,048)	343	(2,428)	(3,255)
Total increase (decrease)	(222)	449	(863)	(3,623)
Net assets at December 31, 2007	$ 6,503	$ 860	$ 6,959	$ 1,460

The accompanying notes are an integral part of these financial statements. 107

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Bond Portfolio -
	I	S	I	Class I

Net assets at January 1, 2006	$ 88	$ 6,065	$ 174,465	$ 130,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(77)	2,027	3,175
Total realized gain (loss) on investments
and capital gains distributions	25	554	4,345	39
Net unrealized appreciation (depreciation) of investments	11	101	7,516	47
Net increase (decrease) in net assets from operations	33	578	13,888	3,261
Changes from principal transactions:
Total unit transactions	120	(1,420)	(22,364)	(18,141)
Increase (decrease) in assets derived from principal
transactions	120	(1,420)	(22,364)	(18,141)
Total increase (decrease)	153	(842)	(8,476)	(14,880)
Net assets at December 31, 2006	241	5,223	165,989	115,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(65)	2,319	2,608
Total realized gain (loss) on investments
and capital gains distributions	32	594	11,934	(375)
Net unrealized appreciation (depreciation) of investments	(10)	(101)	(7,477)	2,890
Net increase (decrease) in net assets from operations	19	428	6,776	5,123
Changes from principal transactions:
Total unit transactions	150	(1,467)	(27,316)	(15,629)
Increase (decrease) in assets derived from principal
transactions	150	(1,467)	(27,316)	(15,629)
Total increase (decrease)	169	(1,039)	(20,540)	(10,506)
Net assets at December 31, 2007	$ 410	$ 4,184	$ 145,449	$ 105,197

The accompanying notes are an integral part of these financial statements. 108

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

			Janus Aspen	Janus Aspen
	ING VP Money		Series Balanced	Series Flexible
	Market	ING VP	Portfolio -	Bond Portfolio -
	Portfolio - Class	Natural	Institutional	Institutional
	I	Resources Trust	Shares	Shares

Net assets at January 1, 2006	$ 214,217	$ 4,803	$ 19	$ 11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,475	(56)	-	1
Total realized gain (loss) on investments
and capital gains distributions	2,074	1,587	-	-
Net unrealized appreciation (depreciation) of investments	2,304	(749)	2	-

Net increase (decrease) in net assets from operations	7,853	782	2	1
Changes from principal transactions:
Total unit transactions	2,897	(53)	-	-

Increase (decrease) in assets derived from principal
transactions	2,897	(53)	-	-

Total increase (decrease)	10,750	729	2	1
Net assets at December 31, 2006	224,967	5,532	21	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,088	7	1	1
Total realized gain (loss) on investments
and capital gains distributions	2,744	(137)	-	-
Net unrealized appreciation (depreciation) of investments	(779)	(174)	2	-

Net increase (decrease) in net assets from operations	8,053	(304)	3	1
Changes from principal transactions:
Total unit transactions	(28,176)	(5,228)	(1)	(1)
Increase (decrease) in assets derived from principal
transactions	(28,176)	(5,228)	(1)	(1)
Total increase (decrease)	(20,123)	(5,532)	2	-

Net assets at December 31, 2007	$ 204,844	$ -	$ 23	$ 12

The accompanying notes are an integral part of these financial statements. 109

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series	Lord Abbett
	Series Large	Series Mid	Worldwide	Series Fund -
	Cap Growth	Cap Growth	Growth	Growth and
	Portfolio -	Portfolio -	Portfolio -	Income
	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Class VC

Net assets at January 1, 2006	$ 7	$ 6	$ 6	$ 7,859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	31
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	427
Net unrealized appreciation (depreciation) of investments	1	1	1	694
Net increase (decrease) in net assets from operations	1	1	1	1,152
Changes from principal transactions:
Total unit transactions	-	-	-	(1,080)

Increase (decrease) in assets derived from principal
transactions	-	-	-	(1,080)

Total increase (decrease)	1	1	1	72
Net assets at December 31, 2006	8	7	7	7,931

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(37)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(2)	941
Net unrealized appreciation (depreciation) of investments	1	1	(1)	(799)
Net increase (decrease) in net assets from operations	1	1	(3)	105
Changes from principal transactions:
Total unit transactions	-	-	4	(8,036)
Increase (decrease) in assets derived from principal
transactions	-	-	4	(8,036)
Total increase (decrease)	1	1	1	(7,931)
Net assets at December 31, 2007	$ 9	$ 8	$ 8	$ -

The accompanying notes are an integral part of these financial statements. 110

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

	Lord Abbett
	Series Fund -			Oppenheimer
	Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Portfolio - Class	Global	Main Street	Small Cap
	VC	Securities/VA	Fund®/VA	Fund®/VA

Net assets at January 1, 2006	$ 5,924	$ 72	$ 58,462	$ 41

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	398	(4)
Total realized gain (loss) on investments
and capital gains distributions	577	4	11,962	4
Net unrealized appreciation (depreciation) of investments	(21)	8	(9,009)	23
Net increase (decrease) in net assets from operations	532	12	3,351	23
Changes from principal transactions:
Total unit transactions	(1,814)	(1)	(61,432)	659
Increase (decrease) in assets derived from principal
transactions	(1,814)	(1)	(61,432)	659
Total increase (decrease)	(1,282)	11	(58,081)	682
Net assets at December 31, 2006	4,642	83	381	723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	-	(1)	(4)
Total realized gain (loss) on investments
and capital gains distributions	688	4	8	26
Net unrealized appreciation (depreciation) of investments	(655)	-	4	(34)

Net increase (decrease) in net assets from operations	9	4	11	(12)
Changes from principal transactions:
Total unit transactions	(510)	(3)	42	(94)
Increase (decrease) in assets derived from principal
transactions	(510)	(3)	42	(94)
Total increase (decrease)	(501)	1	53	(106)
Net assets at December 31, 2007	$ 4,141	$ 84	$ 434	$ 617

The accompanying notes are an integral part of these financial statements. 111

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
December 31, 2007
(Dollars in thousands)

		PIMCO Real	Pioneer
		Return	Emerging	Pioneer Equity
	Oppenheimer	Portfolio -	Markets VCT	Income VCT
	Mid Cap	Administrative	Portfolio - Class	Portfolio - Class
	Fund/VA	Class	I	I

Net assets at January 1, 2006	$ 32,591	$ 1,526	$ -	$ 4,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(141)	71	-	82
Total realized gain (loss) on investments
and capital gains distributions	10,590	46	-	292
Net unrealized appreciation (depreciation) of investments	(8,495)	(119)	-	558

Net increase (decrease) in net assets from operations	1,954	(2)	-	932
Changes from principal transactions:
Total unit transactions	(34,471)	928	-	981

Increase (decrease) in assets derived from principal
transactions	(34,471)	928	-	981

Total increase (decrease)	(32,517)	926	-	1,913

Net assets at December 31, 2006	74	2,452	-	6,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	93	(7)	45
Total realized gain (loss) on investments
and capital gains distributions	2	(55)	112	791
Net unrealized appreciation (depreciation) of investments	(3)	196	182	(699)
Net increase (decrease) in net assets from operations	(2)	234	287	137
Changes from principal transactions:
Total unit transactions	108	1,923	2,583	(6,315)
Increase (decrease) in assets derived from principal
transactions	108	1,923	2,583	(6,315)
Total increase (decrease)	106	2,157	2,870	(6,178)
Net assets at December 31, 2007	$ 180	$ 4,609	$ 2,870	$ -

The accompanying notes are an integral part of these financial statements.

112

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		Pioneer High	Pioneer Mid
	Pioneer Fund	Yield VCT	Cap Value VCT	Wanger
	VCT Portfolio -	Portfolio - Class	Portfolio - Class	International
	Class I	I	I	Small Cap

Net assets at January 1, 2006	$ 81	$ 133	$ 4,234	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	11	6	-
Total realized gain (loss) on investments
and capital gains distributions	9	(3)	1,000	-
Net unrealized appreciation (depreciation) of investments	8	10	(585)	-

Net increase (decrease) in net assets from operations	18	18	421	-
Changes from principal transactions:
Total unit transactions	19	329	(968)	-

Increase (decrease) in assets derived from principal
transactions	19	329	(968)	-

Total increase (decrease)	37	347	(547)	-

Net assets at December 31, 2006	118	480	3,687	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	44	11	(4)
Total realized gain (loss) on investments
and capital gains distributions	12	18	(90)	(33)
Net unrealized appreciation (depreciation) of investments	(11)	(22)	350	18
Net increase (decrease) in net assets from operations	1	40	271	(19)
Changes from principal transactions:
Total unit transactions	(119)	932	(3,958)	1,191
Increase (decrease) in assets derived from principal
transactions	(119)	932	(3,958)	1,191
Total increase (decrease)	(118)	972	(3,687)	1,172
Net assets at December 31, 2007	$ -	$ 1,452	$ -	$ 1,172

The accompanying notes are an integral part of these financial statements. 113

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets December 31, 2007 (Dollars in thousands)

		Wanger U.S.
		Smaller
	Wanger Select	Companies

Net assets at January 1, 2006	$ 554	$ 552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(4)
Total realized gain (loss) on investments
and capital gains distributions	123	53
Net unrealized appreciation (depreciation) of investments	125	(5)
Net increase (decrease) in net assets from operations	241	44
Changes from principal transactions:
Total unit transactions	1,290	(27)
Increase (decrease) in assets derived from principal
transactions	1,290	(27)
Total increase (decrease)	1,531	17
Net assets at December 31, 2006	2,085	569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(5)
Total realized gain (loss) on investments
and capital gains distributions	482	67
Net unrealized appreciation (depreciation) of investments	(159)	(31)
Net increase (decrease) in net assets from operations	290	31
Changes from principal transactions:
Total unit transactions	1,930	(164)
Increase (decrease) in assets derived from principal
transactions	1,930	(164)
Total increase (decrease)	2,220	(133)
Net assets at December 31, 2007	$ 4,305	$ 436

The accompanying notes are an integral part of these financial statements. 114

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2007, the Account had 158 investment divisions (the “Divisions”), 35 of which invest in independently managed mutual funds and 123 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), formerly
Directed Services, Inc. or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the
“Trusts”). Investment Divisions with asset balances at December 31, 2007 and related
Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares
AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio
Federated Insurance Series:
Federated American Leaders Fund II
Federated Capital Income Fund II
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Mid Cap Growth Strategies Fund II
Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® Variable Insurance Products (continued):
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series U
ING GET Fund - Series V
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio

115

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Investors Trust (continued):
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio -
Institutional Class**
ING Evergreen Health Sciences Portfolio - Service
Class
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class*
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
ING FMRSM Mid Cap Growth Portfolio - Service
Class*
ING Franklin Income Portfolio - Service Class*
ING Franklin Mutual Shares Portfolio - Service
Class**
ING Global Real Estate Portfolio - Service Class*
ING Global Resources Portfolio - Service Class*
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
ING JPMorgan Value Opportunities Portfolio -
Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service
Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service
Class
ING LifeStyle Moderate Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional
Class*
ING Lord Abbett Affiliated Portfolio - Service Class*
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio -
Service Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® -
Institutional Class
ING Oppenheimer Main Street Portfolio® - Service
Class
ING PIMCO High Yield Portfolio - Service Class

ING Investors Trust (continued):
ING Pioneer Equity Income Portfolio - Institutional
Class**
ING Pioneer Fund Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Institutional
Class*
ING Pioneer Mid Cap Value Portfolio - Service
Class*
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
ING T. Rowe Price Equity Income Portfolio - Service
Class
ING Templeton Global Growth Portfolio - Service
Class*
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio -
Service Class
ING Van Kampen Real Estate Portfolio - Service
Class*
ING VP Index Plus International Equity Portfolio -
Institutional Class**
ING VP Index Plus International Equity Portfolio -
Service Class*
ING Wells Fargo Disciplined Value Portfolio -
Service Class*
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class*
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class
ING American Century Small-Mid Cap Value
Portfolio - Service Class
ING Baron Asset Portfolio - Service Class*
ING Baron Small Cap Growth Portfolio - Service
Class
ING Columbia Small Cap Value II Portfolio - Service
Class*
ING Davis New York Venture Portfolio - Service
Class
ING JPMorgan International Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class*
ING Neuberger Berman Partners Portfolio - Initial
Class*
ING Neuberger Berman Partners Portfolio - Service
Class*
ING Neuberger Berman Regency Portfolio - Service
Class*
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Initial
Class

116

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Oppenheimer Strategic Income Portfolio -	ING VP Small Company Portfolio - Class I
Service Class	ING VP Value Opportunity Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class S
ING Pioneer High Yield Portfolio - Initial Class*	ING Variable Products Trust:
ING Solution 2015 Portfolio - Service Class	ING VP Financial Services Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING VP High Yield Bond Portfolio - Class I*
ING Solution 2035 Portfolio - Service Class	ING VP International Value Portfolio - Class I
ING Solution 2045 Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING VP Real Estate Portfolio - Class I
Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Initial	ING VP SmallCap Opportunities Portfolio - Class S
Class	ING VP Balanced Portfolio, Inc.:
ING Templeton Foreign Equity Portfolio - Service	ING VP Balanced Portfolio - Class I
Class*	ING VP Intermediate Bond Portfolio:
ING Thornburg Value Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING VP Money Market Portfolio:
Class	ING VP Money Market Portfolio - Class I
ING UBS U.S. Small Cap Growth Portfolio - Service	Janus Aspen Series:
Class*	Janus Aspen Series Balanced Portfolio - Institutional
ING Van Kampen Comstock Portfolio - Service Class	Shares
ING Van Kampen Equity and Income Portfolio -	Janus Aspen Series Flexible Bond Portfolio -
Initial Class	Institutional Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Large Cap Growth Portfolio -
ING VP Strategic Allocation Conservative Portfolio -	Institutional Shares
Class I	Janus Aspen Series Mid Cap Growth Portfolio -
ING VP Strategic Allocation Growth Portfolio -	Institutional Shares
Class I	Janus Aspen Series Worldwide Growth Portfolio -
ING VP Strategic Allocation Moderate Portfolio -	Institutional Shares
Class I	Lord Abbett Series Fund, Inc.:
ING Variable Funds:	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING VP Growth and Income Portfolio - Class I	Class VC
ING Variable Insurance Trust:	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 1	Oppenheimer Global Securities/VA
ING GET U.S. Core Portfolio - Series 2	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 3	Oppenheimer Main Street Small Cap Fund®/VA
ING GET U.S. Core Portfolio - Series 4	Oppenheimer Mid Cap Fund/VA
ING GET U.S. Core Portfolio - Series 5	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 6	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 7	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 8	Pioneer Emerging Markets VCT Portfolio - Class I**
ING GET U.S. Core Portfolio - Series 9	Pioneer High Yield VCT Portfolio - Class I
ING GET U.S. Core Portfolio - Series 10	Wanger Advisors Trust:
ING GET U.S. Core Portfolio - Series 11	Wanger International Small Cap**
ING GET U.S. Core Portfolio - Series 12*	Wanger Select
ING GET U.S. Core Portfolio - Series 13*	Wanger U.S. Smaller Companies
ING GET U.S. Core Portfolio - Series 14*
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio -	* Division added in 2006
Class I	** Division added in 2007
ING VP Growth Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I

117

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name Former Name

ING Investors Trust: ING Investors Trust:
ING Wells Fargo Disciplined Value Portfolio - Service ING Wells Fargo Mid Cap Disciplined Portfolio -
Class Service Class
ING Partners, Inc.: ING Partners, Inc.:
ING Davis New York Venture Portfolio - Service Class ING Davis Venture Value Portfolio - Service Class
Oppenheimer Variable Account Funds: Oppenheimer Variable Account Funds:
Oppenheimer Mid Cap Fund/VA Oppenheimer Aggressive Growth/VA

During 2007, the following Divisions were closed to contractowners:

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING GET Fund:
ING GET Fund - Series Q
ING GET Fund - Series R
ING GET Fund - Series S
ING GET Fund - Series T
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio -
Service Class
ING MarketPro Portfolio - Service Class
ING Partners, Inc.:
ING American Century Select Portfolio - Initial
Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio -
Service Class

ING Variable Portfolios, Inc.:
ING VP International Equity Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Fund VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were available to contractowners during 2007 but did not have any activity as of December 31, 2007:

ING Investors Trust:

ING FMRSM Equity Income Portfolio - Institutional Class ING Global Resources Portfolio - Institutional Class

ING PIMCO High Yield Portfolio - Institutional

Class

ING Stock Index Portfolio - Institutional Class ING Partners, Inc.: ING Oppenheimer Global Portfolio - Service Class ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

ING Variable Funds: ING VP Growth and Income Portfolio - Class S ING Variable Portfolios, Inc.: ING VP Growth Portfolio - Class S Premier VIT: Premier VIT OpCap Mid Cap Portfolio

118

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)

119

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

120

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

121

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2007, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio
and ING VP Natural Resources Trust. The annual fee rate ranged from 0.25% to 1.00%
of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The
Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

122

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 146	$ 425	$ 822	$ 225
AIM V.I. Core Equity Fund - Series I Shares	107	350	768	227
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	367	620	308	485
Federated Insurance Series:
Federated American Leaders Fund II	3,024	5,667	4,086	8,345
Federated Capital Income Fund II	274	746	411	997
Federated Equity Income Fund II	282	1,772	286	1,949
Federated Fund for U.S. Government Securities II	122	415	392	2,067
Federated High Income Bond Fund II	528	1,187	681	1,683
Federated International Equity Fund II	37	680	317	1,482
Federated Mid Cap Growth Strategies Fund II	48	1,466	134	2,792
Federated Prime Money Fund II	973	1,160	1,531	1,929
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	17,760	50,981	33,724	43,558
Fidelity® VIP Growth Portfolio - Initial Class	2,300	2,895	1,209	81,096
Fidelity® VIP High Income Portfolio - Initial Class	9	124	657	41,413
Fidelity® VIP Overseas Portfolio - Initial Class	4,159	3,069	3,977	12,533
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	68,581	74,568	34,631	58,572
Fidelity® VIP Index 500 Portfolio - Initial Class	2,296	11,567	2,034	15,338
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	51	180	77	617
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,378	1,620	1,137	1,171
Mutual Shares Securities Fund - Class 2	1,545	5,182	3,589	100
ING GET Fund:
ING GET Fund - Series Q	1,441	25,814	1,556	8,082
ING GET Fund - Series R	1,635	22,708	1,421	5,332
ING GET Fund - Series S	3,180	25,365	1,215	8,913
ING GET Fund - Series T	2,468	21,473	1,154	4,741
ING GET Fund - Series U	870	3,494	882	5,358
ING GET Fund - Series V	659	6,376	914	14,847

123

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	$ 195	$ 594	$ 1,813	$ 1,199
ING American Funds Growth Portfolio	4,268	11,279	12,094	3,084
ING American Funds Growth-Income Portfolio	3,717	10,386	8,449	3,255
ING American Funds International Portfolio	8,405	14,337	13,642	15,000
ING BlackRock Large Cap Growth Portfolio - Institutional Class	53,097	8,707	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	64	1,825	591	658
ING Evergreen Health Sciences Portfolio - Service Class	659	673	425	419
ING Evergreen Omega Portfolio - Institutional Class	893	4,798	650	4,547
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,844	7,834	37,379	5,256
ING FMRSM Diversified Mid Cap Portfolio - Service Class	299	856	2,137	710
ING FMRSM Large Cap Growth Portfolio - Institutional Class	817	21,433	71,921	18,483
ING FMRSM Mid Cap Growth Portfolio - Service Class	110	42	142	36
ING Franklin Income Portfolio - Service Class	4,177	1,549	4,395	326
ING Franklin Mutual Shares Portfolio - Service Class	4,167	561	-	-
ING Global Real Estate Portfolio - Service Class	2,531	1,717	1,943	154
ING Global Resources Portfolio - Service Class	12,395	4,628	1,909	319
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	7,646	4,384	3,075	613
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	4,890	3,418	4,728	2,268
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	693	3,138	2,766	5,984
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	220	406	745	421
ING JPMorgan Value Opportunities Portfolio - Institutional Class	3,591	14,971	2,102	12,836
ING JPMorgan Value Opportunities Portfolio - Service Class	556	967	604	805
ING Julius Baer Foreign Portfolio - Service Class	6,734	6,137	12,467	2,863
ING Legg Mason Value Portfolio - Institutional Class	608	9,824	1,220	8,776
ING Legg Mason Value Portfolio - Service Class	141	240	165	365
ING LifeStyle Aggressive Growth Portfolio - Service Class	2,015	1,017	1,077	510
ING LifeStyle Growth Portfolio - Service Class	2,500	3,113	6,791	989
ING LifeStyle Moderate Growth Portfolio - Service Class	5,210	4,369	10,647	1,227
ING LifeStyle Moderate Portfolio - Service Class	5,145	3,432	7,271	1,445
ING Lord Abbett Affiliated Portfolio - Institutional Class	7,533	698	255	205
ING Lord Abbett Affiliated Portfolio - Service Class	180	297	1,116	85
ING MarketPro Portfolio - Service Class	173	192	20	-
ING Marsico Growth Portfolio - Service Class	1,657	576	786	126
ING Marsico International Opportunities Portfolio - Service Class	5,356	6,694	7,720	4,746
ING MFS Total Return Portfolio - Institutional Class	9,659	36,522	11,054	38,046
ING MFS Total Return Portfolio - Service Class	536	500	205	988
ING MFS Utilities Portfolio - Service Class	4,761	2,404	1,043	514
ING Oppenheimer Main Street Portfolio® - Institutional Class	1,553	1,760	2,318	1,130
ING Oppenheimer Main Street Portfolio® - Service Class	38	138	145	10

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	$ 1,630	$ 2,567	$ 1,743	$ 854
ING Pioneer Equity Income Portfolio - Institutional Class	7,669	1,171	-	-
ING Pioneer Fund Portfolio - Institutional Class	2,592	7,749	1,157	6,281
ING Pioneer Mid Cap Value Portfolio - Institutional Class	4,862	1,046	36	-
ING Pioneer Mid Cap Value Portfolio - Service Class	1,628	639	347	19
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,323	1,467	5,040	348
ING T. Rowe Price Equity Income Portfolio - Service Class	2,735	1,586	2,283	1,364
ING Templeton Global Growth Portfolio - Service Class	1,136	534	770	112
ING UBS U.S. Allocation Portfolio - Service Class	886	1,573	1,285	2,465
ING Van Kampen Growth and Income Portfolio - Service Class	221	441	911	825
ING Van Kampen Real Estate Portfolio - Service Class	4,021	2,610	1,150	136
ING VP Index Plus International Equity Portfolio - Institutional Class	26,868	1,661	-	-
ING VP Index Plus International Equity Portfolio - Service Class	3,580	12,846	11,980	2,837
ING Wells Fargo Disciplined Value Portfolio - Service Class	420	244	216	4
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	218	260	426	66
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	227	120	128	91
ING American Century Select Portfolio - Initial Class	694	54,995	1,235	17,404
ING American Century Small-Mid Cap Value Portfolio - Service
Class	484	526	380	459
ING Baron Asset Portfolio - Service Class	856	181	6	-
ING Baron Small Cap Growth Portfolio - Service Class	1,188	3,410	4,234	1,798
ING Columbia Small Cap Value II Portfolio - Service Class	392	2,119	3,874	883
ING Davis New York Venture Portfolio - Service Class	1,890	664	1,463	478
ING Fundamental Research Portfolio - Service Class	9	31	5	2
ING Goldman Sachs® Capital Growth Portfolio - Service Class	3	288	159	282
ING JPMorgan International Portfolio - Initial Class	7,582	18,381	10,998	17,853
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,199	890	928	629
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	732	10,554	764	11,068
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	3,306	3,932	14,761	3,285
ING Neuberger Berman Partners Portfolio - Initial Class	2,436	13,533	57,454	10,203
ING Neuberger Berman Partners Portfolio - Service Class	337	261	32	34
ING Neuberger Berman Regency Portfolio - Service Class	331	569	389	51
ING OpCap Balanced Value Portfolio - Service Class	132	377	61	431
ING Oppenheimer Global Portfolio - Initial Class	11,625	45,738	4,381	38,489
ING Oppenheimer Strategic Income Portfolio - Initial Class	11,270	17,520	7,927	18,690
ING Oppenheimer Strategic Income Portfolio - Service Class	20	1	1	-
ING PIMCO Total Return Portfolio - Service Class	2,004	1,115	1,404	513
ING Pioneer High Yield Portfolio - Initial Class	1,663	1,285	21	-

125

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	$ 472	$ 23	$ 842	$ 26
ING Solution 2025 Portfolio - Service Class	1,661	121	779	116
ING Solution 2035 Portfolio - Service Class	1,176	18	414	2
ING Solution 2045 Portfolio - Service Class	1,468	371	257	9
ING Solution Income Portfolio - Service Class	1,331	521	251	3
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	7,334	20,123	3,680	21,431
ING T. Rowe Price Growth Equity Portfolio - Initial Class	5,180	14,349	2,414	13,679
ING Templeton Foreign Equity Portfolio - Service Class	2,001	1,288	1,223	541
ING Thornburg Value Portfolio - Initial Class	3,966	7,489	1,485	7,469
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,553	9,036	1,420	9,449
ING UBS U.S. Small Cap Growth Portfolio - Service Class	110	106	29	-
ING Van Kampen Comstock Portfolio - Service Class	314	846	374	643
ING Van Kampen Equity and Income Portfolio - Initial Class	8,086	36,034	14,582	27,965
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,880	3,859	2,913	5,562
ING VP Strategic Allocation Growth Portfolio - Class I	2,403	3,036	1,988	3,102
ING VP Strategic Allocation Moderate Portfolio - Class I	2,736	6,559	3,089	5,464
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	13,086	67,897	7,234	63,592
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	675	3,184	849	4,148
ING GET U.S. Core Portfolio - Series 2	279	3,245	452	6,149
ING GET U.S. Core Portfolio - Series 3	728	6,279	985	15,017
ING GET U.S. Core Portfolio - Series 4	314	1,335	246	1,155
ING GET U.S. Core Portfolio - Series 5	174	973	216	1,043
ING GET U.S. Core Portfolio - Series 6	2,999	12,888	2,221	31,834
ING GET U.S. Core Portfolio - Series 7	1,502	10,711	905	17,775
ING GET U.S. Core Portfolio - Series 8	1,322	13,703	775	7,250
ING GET U.S. Core Portfolio - Series 9	876	9,068	317	5,318
ING GET U.S. Core Portfolio - Series 10	736	8,796	277	5,558
ING GET U.S. Core Portfolio - Series 11	960	7,997	1,354	8,142
ING GET U.S. Core Portfolio - Series 12	1,772	8,439	62,433	19,596
ING GET U.S. Core Portfolio - Series 13	558	13,436	50,320	5,905
ING GET U.S. Core Portfolio - Series 14	38,523	13,755	85	-

126

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	$ 3,955	$ 4,299	$ 2,472	$ 5,510
ING VP Growth Portfolio - Class I	1,096	5,326	708	6,119
ING VP Index Plus LargeCap Portfolio - Class I	37,818	40,770	6,544	34,456
ING VP Index Plus MidCap Portfolio - Class I	2,645	4,284	2,678	4,423
ING VP Index Plus SmallCap Portfolio - Class I	1,620	2,786	1,478	3,350
ING VP International Equity Portfolio - Class I	6,376	23,403	3,100	5,354
ING VP Small Company Portfolio - Class I	11,834	20,912	14,483	18,693
ING VP Value Opportunity Portfolio - Class I	493	3,410	662	3,596
ING VP Value Opportunity Portfolio - Class S	22	451	22	434
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	699	368	618	351
ING VP High Yield Bond Portfolio - Class I	5,169	12,170	44,546	12,683
ING VP International Value Portfolio - Class I	3,773	3,584	3,392	1,506
ING VP MidCap Opportunities Portfolio - Class I	434	97	243	238
ING VP MidCap Opportunities Portfolio - Class S	51	2,578	15	3,540
ING VP Real Estate Portfolio - Class I	1,903	5,039	3,419	1,643
ING VP SmallCap Opportunities Portfolio - Class I	412	266	517	400
ING VP SmallCap Opportunities Portfolio - Class S	221	1,752	1,148	2,646
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	14,580	33,384	15,374	35,706
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	12,805	25,833	11,667	26,628
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	98,331	120,435	111,544	105,162
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	1,060	5,304	3,922	3,602
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1	-	1	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Class	-	-	-	-
Janus Aspen Mid Cap Growth Portfolio - Institutional Class	-	-	-	-
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	90	87	44	44
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	108	8,180	941	1,738
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,200	1,179	757	2,249
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5	3	7	4
Oppenheimer Main Street Fund®/VA	98	56	1,020	62,056
Oppenheimer Main Street Small Cap Fund®/VA	142	218	1,015	353
Oppenheimer Mid Cap Fund/VA	129	22	725	35,338

127

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$ 2,734	$ 711	$ 1,547 $	484
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	5,108	2,495	-	-
Pioneer Equity Income VCT Portfolio - Class I	1,980	8,019	2,774	1,641
Pioneer Fund VCT Portfolio - Class I	92	211	163	144
Pioneer High Yield VCT Portfolio - Class I	1,630	652	466	123
Pioneer Mid Cap Value VCT Portfolio - Class I	842	4,393	1,363	1,358
Wanger Advisors Trust:
Wanger International Small Cap	1,939	752	-	-
Wanger Select	4,583	2,623	1,994	679
Wanger U.S. Smaller Companies	1,000	1,143	675	674

128

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

7. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	13,382	35,301	(21,919)	92,580	46,463	46,117
AIM V.I. Core Equity Fund - Series I Shares	9,025	31,174	(22,149)	84,914	46,523	38,391
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	9,223	36,184	(26,961)	14,325	37,223	(22,898)
Federated Insurance Series:
Federated American Leaders Fund II	8,097	180,408	(172,311)	18,526	303,213	(284,687)
Federated Capital Income Fund II	7,605	41,767	(34,162)	16,212	64,808	(48,596)
Federated Equity Income Fund II	6,791	97,377	(90,586)	10,626	125,348	(114,722)
Federated Fund for U.S. Government Securities II	1,401	23,218	(21,817)	15,521	128,704	(113,183)
Federated High Income Bond Fund II	1,501	55,185	(53,684)	6,058	87,941	(81,883)
Federated International Equity Fund II	1,500	29,535	(28,035)	18,519	79,329	(60,810)
Federated Mid Cap Growth Strategies Fund II	1,916	48,337	(46,421)	8,541	113,123	(104,582)
Federated Prime Money Fund II	65,999	85,185	(19,186)	120,180	156,608	(36,428)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	390,613	2,660,015	(2,269,402)	1,309,636	3,242,125	(1,932,489)
Fidelity® VIP Growth Portfolio - Initial Class	116,590	148,408	(31,818)	349,631	6,318,836	(5,969,205)
Fidelity® VIP High Income Portfolio - Initial Class	8	11,413	(11,405)	247,435	4,125,747	(3,878,312)
Fidelity® VIP Overseas Portfolio - Initial Class	152,490	141,870	10,620	232,320	641,942	(409,622)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	628,590	3,475,198	(2,846,608)	1,878,577	4,107,545	(2,228,968)
Fidelity® VIP Index 500 Portfolio - Initial Class	34,205	422,444	(388,239)	152,501	742,599	(590,098)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	48	9,459	(9,411)	918	35,843	(34,925)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	54,141	84,792	(30,651)	58,794	69,498	(10,704)
Mutual Shares Securities Fund - Class 2	130,229	475,234	(345,005)	368,432	23,427	345,005

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING GET Fund:
ING GET Fund - Series Q	1,944	2,415,817	(2,413,873)	64,017	751,278	(687,261)
ING GET Fund - Series R	6,403	1,980,847	(1,974,444)	77,905	529,340	(451,435)
ING GET Fund - Series S	9,288	2,223,843	(2,214,555)	40,092	819,811	(779,719)
ING GET Fund - Series T	15,652	1,911,348	(1,895,696)	60,846	463,767	(402,921)
ING GET Fund - Series U	15,266	282,868	(267,602)	46,087	502,445	(456,358)
ING GET Fund - Series V	48,911	627,613	(578,702)	55,324	1,509,559	(1,454,235)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	13,867	46,294	(32,427)	130,533	100,902	29,631
ING American Funds Growth Portfolio	441,042	934,126	(493,084)	1,288,479	528,916	759,563
ING American Funds Growth-Income Portfolio	390,560	959,533	(568,973)	1,039,264	572,615	466,649
ING American Funds International Portfolio	663,450	1,071,035	(407,585)	1,415,167	1,511,135	(95,968)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	5,358,648	923,348	4,435,300	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	5,101	137,161	(132,060)	47,654	61,624	(13,970)
ING Evergreen Health Sciences Portfolio - Service Class	48,127	51,680	(3,553)	39,039	39,777	(738)
ING Evergreen Omega Portfolio - Institutional Class	109,891	421,109	(311,218)	110,382	530,642	(420,260)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	513,794	877,232	(363,438)	3,661,269	728,908	2,932,361
ING FMRSM Diversified Mid Cap Portfolio - Service Class	21,855	62,711	(40,856)	163,663	68,645	95,018
ING FMRSM Large Cap Growth Portfolio - Institutional Class	210,252	2,068,227	(1,857,975)	7,305,134	2,182,792	5,122,342
ING FMRSM Mid Cap Growth Portfolio - Service Class	12,208	5,531	6,677	15,004	3,835	11,169
ING Franklin Income Portfolio - Service Class	484,487	251,224	233,263	440,424	45,279	395,145
ING Franklin Mutual Shares Portfolio - Service Class	421,629	114,383	307,246	-	-	-
ING Global Real Estate Portfolio - Service Class	184,268	140,547	43,721	170,945	23,108	147,837
ING Global Resources Portfolio - Service Class	1,112,648	447,516	665,132	211,434	49,408	162,026
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	594,985	366,367	228,618	287,805	79,067	208,738
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	247,655	182,149	65,506	353,679	199,286	154,393
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	47,460	244,275	(196,815)	261,091	540,578	(279,487)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	14,561	30,557	(15,996)	59,220	33,302	25,918
ING JPMorgan Value Opportunities Portfolio - Institutional Class	172,056	1,195,005	(1,022,949)	339,351	1,306,883	(967,532)

130

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	27,298	72,572	(45,274)	56,868	(224,458)	281,326
ING Julius Baer Foreign Portfolio - Service Class	457,016	518,049	(61,033)	1,206,867	286,783	920,084
ING Legg Mason Value Portfolio - Institutional Class	68,774	809,963	(741,189)	282,264	930,729	(648,465)
ING Legg Mason Value Portfolio - Service Class	11,153	19,764	(8,611)	15,605	32,238	(16,633)
ING LifeStyle Aggressive Growth Portfolio - Service Class	160,867	86,122	74,745	95,934	45,711	50,223
ING LifeStyle Growth Portfolio - Service Class	291,812	359,133	(67,321)	626,958	109,047	517,911
ING LifeStyle Moderate Growth Portfolio - Service Class	545,786	503,793	41,993	1,019,465	157,619	861,846
ING LifeStyle Moderate Portfolio - Service Class	523,921	397,076	126,845	722,826	181,821	541,005
ING Lord Abbett Affiliated Portfolio - Institutional Class	684,599	60,817	623,782	25,319	21,157	4,162
ING Lord Abbett Affiliated Portfolio - Service Class	14,556	27,705	(13,149)	108,616	9,415	99,201
ING MarketPro Portfolio - Service Class	15,638	17,596	(1,958)	6,305	4,347	1,958
ING Marsico Growth Portfolio - Service Class	150,693	62,793	87,900	76,537	11,780	64,757
ING Marsico International Opportunities Portfolio - Service Class	364,438	494,394	(129,956)	719,950	444,269	275,681
ING MFS Total Return Portfolio - Institutional Class	333,789	3,222,904	(2,889,115)	1,149,888	4,358,626	(3,208,738)
ING MFS Total Return Portfolio - Service Class	28,934	35,103	(6,169)	7,100	76,483	(69,383)
ING MFS Utilities Portfolio - Service Class	284,917	147,333	137,584	91,812	51,844	39,968
ING Oppenheimer Main Street Portfolio® - Institutional Class	133,633	145,675	(12,042)	233,877	131,426	102,451
ING Oppenheimer Main Street Portfolio® - Service Class	2,754	10,137	(7,383)	11,750	834	10,916
ING PIMCO High Yield Portfolio - Service Class	122,579	220,885	(98,306)	145,941	84,565	61,376
ING Pioneer Equity Income Portfolio - Institutional Class	815,127	128,728	686,399	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	251,562	666,124	(414,562)	184,208	865,091	(680,883)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	430,324	96,335	333,989	3,418	-	3,418
ING Pioneer Mid Cap Value Portfolio - Service Class	141,321	60,429	80,892	34,459	1,865	32,594
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	357,532	123,948	233,584	422,456	36,150	386,306
ING T. Rowe Price Equity Income Portfolio - Service Class	186,701	119,855	66,846	185,270	99,577	85,693
ING Templeton Global Growth Portfolio - Service Class	108,640	57,825	50,815	74,608	12,394	62,214
ING UBS U.S. Allocation Portfolio - Service Class	31,851	133,228	(101,377)	139,152	243,340	(104,188)
ING Van Kampen Growth and Income Portfolio - Service Class	9,836	33,519	(23,683)	67,323	72,522	(5,199)

131

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Van Kampen Real Estate Portfolio - Service Class	293,902	232,056	61,846	99,413	12,129	87,284
ING VP Index Plus International Equity Portfolio - Institutional Class	2,794,871	205,808	2,589,063	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	343,184	1,114,810	(771,626)	1,167,538	280,592	886,946
ING Wells Fargo Disciplined Value Portfolio - Service Class	40,047	24,178	15,869	21,234	141	21,093
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	22,244	25,898	(3,654)	41,907	6,168	35,739
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	15,635	8,932	6,703	10,132	7,546	2,586
ING American Century Select Portfolio - Initial Class	49,078	4,933,819	(4,884,741)	298,883	2,259,209	(1,960,326)
ING American Century Small-Mid Cap Value Portfolio - Service Class	19,215	31,775	(12,560)	26,456	31,307	(4,851)
ING Baron Asset Portfolio - Service Class	78,754	16,474	62,280	660	-	660
ING Baron Small Cap Growth Portfolio - Service Class	107,311	320,051	(212,740)	431,471	138,219	293,252
ING Columbia Small Cap Value II Portfolio - Service Class	49,982	213,382	(163,400)	422,497	95,227	327,270
ING Davis New York Venture Portfolio - Service Class	177,792	76,312	101,480	131,406	41,614	89,792
ING Fundamental Research Portfolio - Service Class	416	2,316	(1,900)	433	132	301
ING Goldman Sachs® Capital Growth Portfolio - Service Class	9	24,244	(24,235)	14,211	24,990	(10,779)
ING JPMorgan International Portfolio - Initial Class	563,357	1,309,677	(746,320)	1,099,915	1,732,653	(632,738)
ING JPMorgan Mid Cap Value Portfolio - Service Class	58,466	48,940	9,526	58,596	39,225	19,371
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	105,840	813,150	(707,310)	33,240	963,168	(929,928)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	383,080	479,347	(96,267)	1,486,067	379,201	1,106,866
ING Neuberger Berman Partners Portfolio - Initial Class	135,172	1,293,271	(1,158,099)	5,906,225	1,677,840	4,228,385
ING Neuberger Berman Partners Portfolio - Service Class	28,240	24,085	4,155	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	35,365	58,899	(23,534)	41,847	5,154	36,693
ING OpCap Balanced Value Portfolio - Service Class	2,252	27,929	(25,677)	5,375	35,962	(30,587)
ING Oppenheimer Global Portfolio - Initial Class	450,517	3,236,685	(2,786,168)	1,384,062	4,335,873	(2,951,811)
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,224,057	1,985,345	(761,288)	1,653,641	2,892,553	(1,238,912)
ING Oppenheimer Strategic Income Portfolio - Service Class	1,773	113	1,660	104	12	92
ING PIMCO Total Return Portfolio - Service Class	151,061	94,546	56,515	116,617	45,385	71,232
ING Pioneer High Yield Portfolio - Initial Class	146,926	117,113	29,813	2,012	-	2,012

132

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	39,095	1,380	37,715	77,247	1,824	75,423
ING Solution 2025 Portfolio - Service Class	129,947	8,633	121,314	68,608	10,121	58,487
ING Solution 2035 Portfolio - Service Class	89,549	850	88,699	35,985	16	35,969
ING Solution 2045 Portfolio - Service Class	108,922	27,785	81,137	21,562	694	20,868
ING Solution Income Portfolio - Service Class	117,663	44,742	72,921	23,940	61	23,879
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	226,069	1,586,212	(1,360,143)	655,299	2,225,282	(1,569,983)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	127,580	508,074	(380,494)	181,490	1,030,023	(848,533)
ING Templeton Foreign Equity Portfolio - Service Class	169,488	112,652	56,836	121,652	57,782	63,870
ING Thornburg Value Portfolio - Initial Class	303,651	587,901	(284,250)	186,254	842,067	(655,813)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	221,690	657,525	(435,835)	240,706	826,277	(585,571)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	10,604	10,055	549	3,025	-	3,025
ING Van Kampen Comstock Portfolio - Service Class	14,908	55,793	(40,885)	20,906	51,580	(30,674)
ING Van Kampen Equity and Income Portfolio - Initial Class	357,620	2,996,710	(2,639,090)	1,765,245	3,455,165	(1,689,920)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	113,738	203,337	(89,599)	106,992	305,936	(198,944)
ING VP Strategic Allocation Growth Portfolio - Class I	83,158	167,536	(84,378)	97,344	378,089	(280,745)
ING VP Strategic Allocation Moderate Portfolio - Class I	108,444	379,725	(271,281)	113,822	650,543	(536,721)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	435,597	2,784,118	(2,348,521)	486,888	4,596,670	(4,109,782)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	581	255,761	(255,180)	66,112	415,971	(349,859)
ING GET U.S. Core Portfolio - Series 2	3,199	291,115	(287,916)	29,066	606,864	(577,798)
ING GET U.S. Core Portfolio - Series 3	18,168	565,748	(547,580)	72,260	1,501,908	(1,429,648)
ING GET U.S. Core Portfolio - Series 4	23,370	128,489	(105,119)	21,689	121,919	(100,230)
ING GET U.S. Core Portfolio - Series 5	18,684	96,447	(77,763)	30,562	120,688	(90,126)
ING GET U.S. Core Portfolio - Series 6	33,445	1,105,442	(1,071,997)	346,626	3,276,039	(2,929,413)
ING GET U.S. Core Portfolio - Series 7	15,322	927,741	(912,419)	73,803	1,708,042	(1,634,239)
ING GET U.S. Core Portfolio - Series 8	7,998	1,199,137	(1,191,139)	72,599	717,373	(644,774)

133

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 9	50,840	831,056	(780,216)	12,821	493,908	(481,087)
ING GET U.S. Core Portfolio - Series 10	11,509	774,982	(763,473)	63,543	566,967	(503,424)
ING GET U.S. Core Portfolio - Series 11	543,199	1,253,937	(710,738)	215,836	858,074	(642,238)
ING GET U.S. Core Portfolio - Series 12	131,675	786,436	(654,761)	6,491,180	2,117,985	4,373,195
ING GET U.S. Core Portfolio - Series 13	54,630	1,257,075	(1,202,445)	5,119,991	703,790	4,416,201
ING GET U.S. Core Portfolio - Series 14	3,038,184	545,461	2,492,723	8,524	-	8,524
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	932,855	1,013,946	(81,091)	816,102	1,521,547	(705,445)
ING VP Growth Portfolio - Class I	115,548	448,627	(333,079)	167,101	711,986	(544,885)
ING VP Index Plus LargeCap Portfolio - Class I	3,392,724	2,771,850	620,874	759,224	5,172,853	(4,413,629)
ING VP Index Plus MidCap Portfolio - Class I	62,406	180,286	(117,880)	83,080	220,170	(137,090)
ING VP Index Plus SmallCap Portfolio - Class I	49,813	153,934	(104,121)	74,547	210,429	(135,882)
ING VP International Equity Portfolio - Class I	340,423	1,787,194	(1,446,771)	220,418	611,643	(391,225)
ING VP Small Company Portfolio - Class I	136,424	921,226	(784,802)	449,407	1,391,310	(941,903)
ING VP Value Opportunity Portfolio - Class I	16,168	149,372	(133,204)	39,508	193,534	(154,026)
ING VP Value Opportunity Portfolio - Class S	1,694	38,543	(36,849)	512	40,156	(39,644)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	50,215	26,778	23,437	48,880	28,893	19,987
ING VP High Yield Bond Portfolio - Class I	444,433	1,276,390	(831,957)	4,551,841	1,661,738	2,890,103
ING VP International Value Portfolio - Class I	150,047	205,935	(55,888)	207,675	110,561	97,114
ING VP MidCap Opportunities Portfolio - Class I	31,189	8,492	22,697	20,756	20,246	510
ING VP MidCap Opportunities Portfolio - Class S	19,528	228,625	(209,097)	35,984	367,426	(331,442)
ING VP Real Estate Portfolio - Class I	87,335	245,850	(158,515)	193,902	103,547	90,355
ING VP SmallCap Opportunities Portfolio - Class I	42,473	26,939	15,534	59,563	44,780	14,783
ING VP SmallCap Opportunities Portfolio - Class S	33,368	197,601	(164,233)	193,735	374,814	(181,079)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	333,493	1,598,025	(1,264,532)	772,060	3,381,954	(2,609,894)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	829,742	1,777,773	(948,031)	1,126,889	2,599,443	(1,472,554)

134

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	10,574,773	12,988,629	(2,413,856)	17,777,519	17,763,395	14,124
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	2,731	192,628	(189,897)	154,048	162,723	(8,675)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	74,590	74,590	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	5,562	5,562	-
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	2	2	-	3	-	3
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	-	6	(6)	57,004	57,003	1
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	3,231	3,231	-	91,729	91,729	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	10,671	590,827	(580,156)	68,004	156,273	(88,269)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	43,479	75,764	(32,285)	40,441	169,160	(128,719)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	103	(103)	1,989	2,030	(41)
Oppenheimer Main Street Fund®/VA	7,338	4,113	3,225	113,387	5,519,682	(5,406,295)
Oppenheimer Main Street Small Cap Fund®/VA	8,750	15,720	(6,970)	83,589	33,133	50,456
Oppenheimer Mid Cap Fund/VA	10,834	1,716	9,118	68,088	3,088,992	(3,020,904)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	223,523	63,990	159,533	146,416	62,050	84,366
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	441,429	216,512	224,917	-	-	-
Pioneer Equity Income VCT Portfolio - Class I	123,400	554,385	(430,985)	215,251	145,135	70,116
Pioneer Fund VCT Portfolio - Class I	7,010	16,441	(9,431)	14,364	12,425	1,939
Pioneer High Yield VCT Portfolio - Class I	131,821	53,879	77,942	40,384	11,223	29,161
Pioneer Mid Cap Value VCT Portfolio - Class I	23,973	236,854	(212,881)	37,510	97,389	(59,879)
Wanger Advisors Trust:
Wanger International Small Cap	192,147	80,589	111,558	-	-	-
Wanger Select	291,394	164,811	126,583	157,776	61,767	96,009
Wanger U.S. Smaller Companies	65,094	76,202	(11,108)	53,528	55,033	(1,505)

135

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8. Unit Summary

A summary of units outstanding at December 31, 2007 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Annuity contracts in payout	7,774.038	$12.72 to $14.32	$ 106,271
Contracts in accumulation period:
Non-Qualified V	9,505.104	11.51	109,404
Non-Qualified V (0.75)	57,444.238	12.03	691,054
Non-Qualified IX	920.119	11.27	10,370
Non-Qualified XII	997.322	11.97	11,938
	76,640.821		$ 929,037

AIM V.I. Core Equity Fund - Series I Shares
Annuity contracts in payout	14,347.246	$13.43 to $14.17	$ 202,785
Contracts in accumulation period:
Non-Qualified V	32,933.951	10.63	350,088
Non-Qualified V (0.75)	83,134.651	11.10	922,795
Non-Qualified IX	1,181.993	10.40	12,293
Non-Qualified XII	15.218	11.05	168
Non-Qualified XX	217.616	16.53	3,597
	131,830.675		$ 1,491,726

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	4,707.266	$ 24.73	$ 116,411
Non-Qualified V (0.75)	23,683.856	26.24	621,464
Non-Qualified VII	39,562.948	13.66	540,430
Non-Qualified VIII	35,177.358	13.87	487,910
	103,131.428		$ 1,766,215

Federated American Leaders Fund II
Annuity contracts in payout	1,431.342	$ 27.37	$ 39,176
Contracts in accumulation period:
Non-Qualified VII	647,674.396	26.87	17,403,011
Non-Qualified VIII	106.436	19.53	2,079
	649,212.174		$ 17,444,266

Federated Capital Income Fund II
Annuity contracts in payout	515.747	$ 17.26	$ 8,902
Contracts in accumulation period:
Non-Qualified VII	149,191.754	16.94	2,527,308
Non-Qualified VIII	60.195	14.24	857
	149,767.696		$ 2,537,067

Federated Equity Income Fund II
Annuity contracts in payout	6,948.587	$ 14.71	$ 102,214
Contracts in accumulation period:
Non-Qualified VII	268,410.715	17.09	4,587,139
	275,359.302		$ 4,689,353

136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	124,026.680	$ 17.13	$ 2,124,577
	124,026.680		$ 2,124,577

Federated High Income Bond Fund II
Annuity contracts in payout	1,992.410	$ 20.33	$ 40,506
Contracts in accumulation period:
Non-Qualified VII	277,648.121	19.96	5,541,856
	279,640.531		$ 5,582,362

Federated International Equity Fund II
Annuity contracts in payout	1,054.924	$ 22.01	$ 23,219
Contracts in accumulation period:
Non-Qualified VII	163,050.398	21.61	3,523,519
Non-Qualified VIII	117.361	20.12	2,361
	164,222.683		$ 3,549,099

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	206,764.121	$ 29.57	$ 6,114,015
	206,764.121		$ 6,114,015

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	141,741.301	$ 13.51	$ 1,914,925
	141,741.301		$ 1,914,925

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	345,238.772	$ 26.57	$ 9,172,994
Non-Qualified V (0.75)	640,939.106	28.19	18,068,073
Non-Qualified VII	1,574,211.081	31.42	49,461,712
Non-Qualified VIII	361,257.984	22.80	8,236,682
Non-Qualified IX	14,946.184	25.87	386,658
Non-Qualified X	24,015.755	26.57	638,099
Non-Qualified XII	5,557.657	16.06	89,256
Non-Qualified XIII	1,141,203.077	15.54	17,734,296
Non-Qualified XIV	1,413,859.678	15.10	21,349,281
Non-Qualified XV	393,080.549	14.89	5,852,969
Non-Qualified XVI	427,008.227	14.26	6,089,137
Non-Qualified XVIII	100,336.970	13.79	1,383,647
Non-Qualified XIX	392,749.932	13.94	5,474,934
Non-Qualified XX	14,069.302	16.83	236,786
	6,848,474.274		$ 144,174,524

137

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	206,681.114	$ 23.76	$ 4,910,743
Non-Qualified V (0.75)	447,539.557	25.21	11,282,472
Non-Qualified IX	10,324.142	23.13	238,797
Non-Qualified X	4,116.083	23.76	97,798
Non-Qualified XII	25,833.296	15.18	392,149
Non-Qualified XX	1,881.399	17.42	32,774
	696,375.591		$ 16,954,733

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	8,456.000	$10.71 to $12.31	$ 103,195
	8,456.000		$ 103,195

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	128,515.392	$ 24.00	$ 3,084,369
Non-Qualified V (0.75)	253,515.163	25.46	6,454,496
Non-Qualified IX	1,043.708	23.36	24,381
Non-Qualified X	18,289.875	24.00	438,957
Non-Qualified XII	405.317	17.69	7,170
Non-Qualified XX	7,686.125	21.73	167,019
	409,455.580		$ 10,176,392

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	507,337.302	$ 37.09	$ 18,817,141
Non-Qualified V (0.75)	997,527.928	39.36	39,262,699
Non-Qualified VII	1,595,055.762	40.52	64,631,659
Non-Qualified VIII	318,678.389	32.85	10,468,585
Non-Qualified IX	20,936.937	36.11	756,033
Non-Qualified X	18,196.436	37.09	674,906
Non-Qualified XII	41,079.374	21.89	899,227
Non-Qualified XIII	1,815,960.082	20.34	36,936,628
Non-Qualified XIV	1,903,188.699	19.76	37,607,009
Non-Qualified XV	572,351.927	19.48	11,149,416
Non-Qualified XVI	624,240.477	15.45	9,644,515
Non-Qualified XVIII	193,613.699	14.94	2,892,589
Non-Qualified XIX	474,083.257	15.11	7,163,398
Non-Qualified XX	47,295.483	20.91	988,949
Non-Qualified XXII	2,362.572	12.72	30,052
	9,131,908.324		$ 241,922,806

138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,328,685.024	$ 27.17	$ 36,100,372
Non-Qualified VIII	230,587.324	22.93	5,287,367
	1,559,272.348		$ 41,387,739

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	61,122.873	$ 17.66	$ 1,079,430
	61,122.873		$ 1,079,430

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	52,761.826	$ 17.60	$ 928,608
Non-Qualified V (0.75)	176,730.981	18.17	3,211,202
Non-Qualified IX	2,816.109	17.32	48,775
Non-Qualified XII	1,410.399	18.12	25,556
Non-Qualified XX	2,770.399	17.78	49,258
	236,489.714		$ 4,263,399

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	23,618.337	$ 11.43	$ 269,958
Non-Qualified VIII	6,680.114	11.52	76,955
Non-Qualified XIII	203,937.803	11.70	2,386,072
Non-Qualified XIV	95,757.249	11.52	1,103,124
Non-Qualified XV	35,201.671	11.43	402,355
Non-Qualified XVI	618,383.753	11.41	7,055,759
Non-Qualified XVIII	103,591.971	11.14	1,154,015
Non-Qualified XIX	402,934.150	11.23	4,524,951
	1,490,105.048		$ 16,973,189

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	50,537.389	$ 10.20	$ 515,481
Non-Qualified VIII	10,795.377	10.27	110,869
Non-Qualified XIII	266,618.046	10.42	2,778,160
Non-Qualified XIV	129,932.218	10.27	1,334,404
Non-Qualified XV	65,281.901	10.20	665,875
Non-Qualified XVI	914,305.902	10.17	9,298,491
Non-Qualified XVIII	68,471.902	9.95	681,295
Non-Qualified XIX	1,032,577.623	10.02	10,346,428
	2,538,520.358		$ 25,731,003

139

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	7,687.886	$ 13.72	$ 105,478
Non-Qualified V (0.75)	1,788.331	13.90	24,858
Non-Qualified IX	3,835.764	13.63	52,281
	13,311.981		$ 182,617

ING American Funds Growth Portfolio
Annuity contracts in payout	171,878.842	$ 14.07	$ 2,418,335
Contracts in accumulation period:
Non-Qualified XIII	495,818.911	14.46	7,169,541
Non-Qualified XIV	485,884.627	14.32	6,957,868
Non-Qualified XV	252,840.721	14.25	3,602,980
Non-Qualified XVI	260,804.313	14.23	3,711,245
Non-Qualified XVIII	97,609.897	14.03	1,369,467
Non-Qualified XIX	203,389.179	14.09	2,865,754
	1,968,226.490		$ 28,095,190

ING American Funds Growth-Income Portfolio
Annuity contracts in payout	193,045.516	$ 12.92	$ 2,494,148
Contracts in accumulation period:
Non-Qualified XIII	413,753.297	12.71	5,258,804
Non-Qualified XIV	579,712.922	12.59	7,298,586
Non-Qualified XV	276,356.819	12.53	3,462,751
Non-Qualified XVI	213,247.135	12.51	2,667,722
Non-Qualified XVIII	96,829.248	12.33	1,193,905
Non-Qualified XIX	175,538.573	12.39	2,174,923
	1,948,483.510		$ 24,550,839

ING American Funds International Portfolio
Annuity contracts in payout	151,336.329	$ 17.87	$ 2,704,380
Contracts in accumulation period:
Non-Qualified XIII	392,021.031	17.62	6,907,411
Non-Qualified XIV	517,521.160	17.45	9,030,744
Non-Qualified XV	185,030.617	17.36	3,212,132
Non-Qualified XVI	165,048.366	17.34	2,861,939
Non-Qualified XVIII	87,481.928	17.09	1,495,066
Non-Qualified XIX	188,753.653	17.17	3,240,900
	1,687,193.084		$ 29,452,572

140

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Annuity contracts in payout	323,150.000	$9.78 to $9.81	$ 3,160,488
Contracts in accumulation period:
Non-Qualified V	207,179.508	10.40	2,154,667
Non-Qualified V (0.75)	224,257.322	10.45	2,343,489
Non-Qualified VII	1,024,946.212	9.77	10,013,724
Non-Qualified VIII	121,764.204	9.78	1,190,854
Non-Qualified IX	4,612.390	10.38	47,877
Non-Qualified X	13,169.212	10.41	137,091
Non-Qualified XII	3,240.516	10.44	33,831
Non-Qualified XIII	796,839.273	9.80	7,809,025
Non-Qualified XIV	1,095,179.216	9.78	10,710,853
Non-Qualified XV	380,284.099	9.77	3,715,376
Non-Qualified XVI	123,015.887	9.77	1,201,865
Non-Qualified XVIII	30,386.885	9.74	295,968
Non-Qualified XIX	86,387.226	9.75	842,275
Non-Qualified XX	888.464	10.43	9,267
	4,435,300.414		$ 43,666,650

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,249.833	$ 13.51	$ 57,415
Non-Qualified V (0.75)	36,106.131	13.69	494,293
Non-Qualified XX	340.948	13.62	4,644
	40,696.912		$ 556,352

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	67,204.000	$11.94 to $12.49	$ 839,053
Contracts in accumulation period:
Non-Qualified VII	323,546.032	11.72	3,791,959
Non-Qualified VIII	2,408.177	11.76	28,320
Non-Qualified XIII	149,610.681	13.21	1,976,357
Non-Qualified XIV	206,655.336	13.11	2,709,251
Non-Qualified XV	94,789.591	13.05	1,237,004
Non-Qualified XVI	44,620.130	13.04	581,846
Non-Qualified XVIII	27,644.406	12.88	356,060
Non-Qualified XIX	30,400.927	12.93	393,084
	946,879.280		$ 11,912,934

141

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Annuity contracts in payout	200,883.537	$ 11.27	$ 2,263,957
Contracts in accumulation period:
Non-Qualified VII	591,855.289	11.16	6,605,105
Non-Qualified VIII	184,554.909	11.19	2,065,169
Non-Qualified XIII	529,757.869	11.24	5,954,478
Non-Qualified XIV	545,789.212	11.19	6,107,381
Non-Qualified XV	197,400.151	11.16	2,202,986
Non-Qualified XVI	180,495.834	11.15	2,012,529
Non-Qualified XVIII	35,481.456	11.06	392,425
Non-Qualified XIX	102,704.337	11.09	1,138,991
	2,568,922.594		$ 28,743,021

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	22,910.530	$ 14.77	$ 338,389
Non-Qualified V (0.75)	57,963.148	14.97	867,708
Non-Qualified IX	1,106.473	14.68	16,243
Non-Qualified XX	2,236.414	14.89	33,300
	84,216.565		$ 1,255,640

ING FMRSM Large Cap Growth Portfolio - Institutional
Class
Annuity contracts in payout	75,042.864	$ 10.98	$ 823,971
Contracts in accumulation period:
Non-Qualified V	1,341.794	10.12	13,579
Non-Qualified V (0.75)	37,031.507	10.20	377,721
Non-Qualified VII	2,427,664.757	10.27	24,932,117
Non-Qualified VIII	324,699.546	10.31	3,347,652
Non-Qualified XIII	931,903.433	11.07	10,316,171
Non-Qualified XIV	1,008,129.665	10.98	11,069,264
Non-Qualified XV	311,729.346	10.94	3,410,319
Non-Qualified XVI	274,920.065	10.92	3,002,127
Non-Qualified XVIII	76,777.513	10.79	828,429
Non-Qualified XIX	200,160.175	10.83	2,167,735
	5,669,400.665		$ 60,289,085

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	313.401	$ 9.86	$ 3,090
Non-Qualified XIV	2,448.664	9.81	24,021
Non-Qualified XV	6,595.903	9.79	64,574
Non-Qualified XVI	1,412.717	9.78	13,816
Non-Qualified XVIII	3,626.979	9.71	35,218
Non-Qualified XIX	3,448.509	9.73	33,554
	17,846.173		$ 174,273

142

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	93,686.241	$ 11.14	$ 1,043,665
Non-Qualified XIV	173,784.619	11.09	1,927,271
Non-Qualified XV	94,556.285	11.06	1,045,793
Non-Qualified XVI	80,165.259	11.05	885,826
Non-Qualified XVIII	20,156.859	10.96	220,919
Non-Qualified XIX	166,058.974	10.99	1,824,988
	628,408.237		$ 6,948,462

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	66,062.091	$ 11.92	$ 787,460
Non-Qualified XIV	116,235.382	11.90	1,383,201
Non-Qualified XV	28,461.464	11.89	338,407
Non-Qualified XVI	37,460.068	11.88	445,026
Non-Qualified XVIII	11,356.786	11.85	134,578
Non-Qualified XIX	47,669.858	11.86	565,365
	307,245.649		$ 3,654,037

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	101,969.166	$ 12.55	$ 1,279,713
Non-Qualified XIV	18,590.929	12.48	232,015
Non-Qualified XV	8,482.046	12.45	105,601
Non-Qualified XVI	30,288.900	12.44	376,794
Non-Qualified XVIII	12,363.143	12.35	152,685
Non-Qualified XIX	19,863.436	12.38	245,909
	191,557.620		$ 2,392,717

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	142,179.122	$ 13.46	$ 1,913,731
Non-Qualified V (0.75)	355,497.460	13.54	4,813,436
Non-Qualified VII	59,848.513	14.18	848,652
Non-Qualified IX	5,845.618	13.42	78,448
Non-Qualified X	2,441.799	13.46	32,867
Non-Qualified XII	4,605.857	13.53	62,317
Non-Qualified XIII	81,646.898	13.14	1,072,840
Non-Qualified XIV	50,412.817	13.08	659,400
Non-Qualified XV	25,586.620	13.04	333,650
Non-Qualified XVI	31,766.176	13.03	413,913
Non-Qualified XVIII	22,187.325	12.93	286,882
Non-Qualified XIX	44,245.497	12.97	573,864
Non-Qualified XX	893.933	13.51	12,077
	827,157.635		$ 11,102,077

143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	261,180.038	$ 20.16	$ 5,265,390
Non-Qualified VIII	34,892.387	20.23	705,873
Non-Qualified XIII	64,513.246	15.70	1,012,858
Non-Qualified XIV	52,012.577	15.62	812,436
Non-Qualified XV	18,410.000	15.58	286,828
Non-Qualified XVI	28,910.898	15.57	450,143
Non-Qualified XVIII	68,040.713	15.45	1,051,229
Non-Qualified XIX	19,675.644	15.49	304,776
	547,635.503		$ 9,889,533

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	55,180.519	$ 24.58	$ 1,356,337
Non-Qualified V (0.75)	329,485.628	24.92	8,210,782
Non-Qualified IX	17,667.721	24.42	431,446
Non-Qualified XX	12,639.755	24.78	313,213
	414,973.623		$ 10,311,778

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	113,082.688	$ 12.92	$ 1,461,028
Non-Qualified XIV	102,195.181	12.82	1,310,142
Non-Qualified XV	24,665.811	12.76	314,736
Non-Qualified XVI	37,325.842	12.75	475,904
Non-Qualified XVIII	10,340.144	12.59	130,182
Non-Qualified XIX	39,135.033	12.64	494,667
	326,744.699		$ 4,186,659

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	784.842	$ 12.63	$ 9,913
Non-Qualified V (0.75)	10,550.143	12.80	135,042
	11,334.985		$ 144,955

ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	694,014.462	$ 12.51	$ 8,682,121
Non-Qualified XIV	692,293.528	12.41	8,591,363
Non-Qualified XV	182,183.388	12.36	2,251,787
Non-Qualified XVI	306,666.565	12.35	3,787,332
Non-Qualified XVIII	89,612.991	12.20	1,093,278
Non-Qualified XIX	268,431.166	12.25	3,288,282
	2,233,202.100		$ 27,694,163

144

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified VII	219,617.233	$ 12.27	$ 2,694,703
Non-Qualified VIII	16,434.646	12.32	202,475
	236,051.879		$ 2,897,178

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	25,645.271	$ 19.53	$ 500,852
Non-Qualified V (0.75)	376,834.320	19.89	7,495,235
Non-Qualified IX	709.133	19.35	13,722
Non-Qualified XIII	269,607.818	12.53	3,378,186
Non-Qualified XIV	131,244.782	12.47	1,636,622
Non-Qualified XV	60,695.027	12.44	755,046
Non-Qualified XVI	118,605.379	12.43	1,474,265
Non-Qualified XVIII	11,203.242	12.33	138,136
Non-Qualified XIX	26,637.523	12.36	329,240
Non-Qualified XX	1,145.574	19.75	22,625
	1,022,328.069		$ 15,743,929

ING Legg Mason Value Portfolio - Institutional Class
Annuity contracts in payout	146,680.858	$ 10.94	$ 1,604,689
Contracts in accumulation period:
Non-Qualified XIII	442,332.578	11.39	5,038,168
Non-Qualified XIV	712,535.006	11.28	8,037,395
Non-Qualified XV	276,152.023	11.23	3,101,187
Non-Qualified XVI	123,691.686	11.21	1,386,584
Non-Qualified XVIII	39,344.709	11.05	434,759
Non-Qualified XIX	154,175.035	11.10	1,711,343
	1,894,911.895		$ 21,314,125

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,066.103	$ 11.21	$ 34,371
Non-Qualified V (0.75)	34,460.588	11.36	391,472
Non-Qualified XX	737.801	11.30	8,337
	38,264.492		$ 434,180

ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	44,959.043	$ 12.66	$ 569,181
Non-Qualified XIV	79,498.430	12.57	999,295
Non-Qualified XV	11,361.251	12.53	142,356
Non-Qualified XVI	5,329.155	12.51	66,668
Non-Qualified XVIII	14,196.069	12.38	175,747
Non-Qualified XIX	19,982.487	12.42	248,182
	175,326.435		$ 2,201,429

145

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	144,859.127	$ 12.33	$ 1,786,113
Non-Qualified XIV	147,187.114	12.24	1,801,570
Non-Qualified XV	167,999.925	12.20	2,049,599
Non-Qualified XVI	113,614.531	12.18	1,383,825
Non-Qualified XVIII	14,954.908	12.05	180,207
Non-Qualified XIX	82,040.208	12.09	991,866
	670,655.813		$ 8,193,180

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	308,301.303	$ 12.06	$ 3,718,114
Non-Qualified XIV	310,316.868	11.97	3,714,493
Non-Qualified XV	130,140.939	11.93	1,552,581
Non-Qualified XVI	261,350.570	11.91	3,112,685
Non-Qualified XVIII	42,454.657	11.79	500,540
Non-Qualified XIX	183,811.477	11.83	2,174,490
	1,236,375.814		$ 14,772,903

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	188,932.970	$ 11.79	$ 2,227,520
Non-Qualified XIV	294,153.259	11.71	3,444,535
Non-Qualified XV	137,409.708	11.66	1,602,197
Non-Qualified XVI	245,689.344	11.65	2,862,281
Non-Qualified XVIII	25,886.568	11.53	298,472
Non-Qualified XIX	159,144.287	11.57	1,841,299
	1,051,216.136		$ 12,276,304

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	99,329.830	$ 11.12	$ 1,104,548
Non-Qualified V (0.75)	518,114.996	11.21	5,808,069
Non-Qualified IX	1,915.128	11.07	21,200
Non-Qualified XII	2,670.162	11.21	29,933
Non-Qualified XX	5,913.663	11.18	66,115
	627,943.779		$ 7,029,865

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	6,609.506	$ 11.17	$ 73,828
Non-Qualified XIV	37,398.906	11.11	415,502
Non-Qualified XV	18,782.522	11.08	208,110
Non-Qualified XVI	17,816.298	11.07	197,226
Non-Qualified XIX	5,444.882	11.02	60,003
	86,052.114		$ 954,669

146

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,525.761	$ 13.30	$ 166,593
Non-Qualified V (0.75)	81,314.797	13.48	1,096,123
Non-Qualified XII	294.606	13.47	3,968
Non-Qualified XIII	26,748.250	11.44	306,000
Non-Qualified XIV	16,127.385	11.38	183,530
Non-Qualified XV	7,954.204	11.35	90,280
Non-Qualified XVI	12,898.272	11.34	146,266
Non-Qualified XVIII	2,805.756	11.25	31,565
Non-Qualified XIX	10,431.894	11.28	117,672
	171,100.925		$ 2,141,997

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,177.157	$ 18.13	$ 293,292
Non-Qualified V (0.75)	136,567.354	18.37	2,508,742
Non-Qualified VII	200,439.029	12.70	2,545,576
Non-Qualified VIII	20,811.750	12.74	265,142
Non-Qualified IX	4,497.979	18.01	81,009
Non-Qualified XII	1,903.633	18.35	34,932
Non-Qualified XIII	138,554.985	18.27	2,531,400
Non-Qualified XIV	145,345.993	18.12	2,633,669
Non-Qualified XV	28,467.551	18.05	513,839
Non-Qualified XVI	59,514.391	18.03	1,073,044
Non-Qualified XVIII	19,967.081	17.81	355,614
Non-Qualified XIX	49,173.762	17.88	879,227
Non-Qualified XX	937.935	18.27	17,136
	822,358.600		$ 13,732,622

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	1,610,425.920	$ 11.86	$ 19,099,651
Non-Qualified VIII	429,766.809	11.91	5,118,523
Non-Qualified XIII	1,605,201.871	12.00	19,262,422
Non-Qualified XIV	2,036,079.594	11.91	24,249,708
Non-Qualified XV	611,870.611	11.86	7,256,785
Non-Qualified XVI	905,315.148	11.84	10,718,931
Non-Qualified XVIII	119,215.504	11.69	1,393,629
Non-Qualified XIX	493,983.953	11.74	5,799,372
	7,811,859.410		$ 92,899,021

147

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,894.861	$ 14.29	$ 198,558
Non-Qualified V (0.75)	89,733.733	14.63	1,312,805
Non-Qualified IX	681.284	14.72	10,029
Non-Qualified X	948.187	14.29	13,550
Non-Qualified XII	2,982.983	14.60	43,552
Non-Qualified XX	3,097.136	14.50	44,908
	111,338.184		$ 1,623,402

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	29,353.724	$ 18.54	$ 544,218
Non-Qualified V (0.75)	171,327.029	18.79	3,219,235
Non-Qualified IX	3,021.433	18.42	55,655
Non-Qualified XII	990.885	18.76	18,589
Non-Qualified XX	13,845.637	18.69	258,775
	218,538.708		$ 4,096,472

ING Oppenheimer Main Street Portfolio® - Institutional
Class
Annuity contracts in payout	24,471.000	$11.49 to $12.58	287,408
Contracts in accumulation period:
Non-Qualified VII	38,150.213	12.93	493,282
Non-Qualified VIII	8,086.391	12.98	104,961
Non-Qualified XIII	35,938.348	13.09	470,433
Non-Qualified XIV	42,607.178	12.98	553,041
Non-Qualified XV	14,974.069	12.93	193,615
Non-Qualified XVI	21,764.987	12.91	280,986
Non-Qualified XVIII	17,370.318	12.76	221,645
Non-Qualified XIX	30,932.272	12.81	396,242
	234,294.776		$ 3,001,613

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V	515.048	$ 12.83	$ 6,608
Non-Qualified V (0.75)	5,433.872	13.00	70,640
	5,948.920		$ 77,248

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,163.652	$ 11.46	$ 173,775
Non-Qualified V (0.75)	63,538.994	11.61	737,688
Non-Qualified VII	159,124.039	11.45	1,821,970
Non-Qualified VIII	5,433.415	11.49	62,430
Non-Qualified XX	3,954.216	11.55	45,671
Non-Qualified XXII	822.694	10.75	8,844
	248,037.010		$ 2,850,378

148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	207,380.658	$ 9.11	$ 1,889,238
Non-Qualified V (0.75)	438,107.992	9.19	4,026,212
Non-Qualified IX	4,539.356	9.07	41,172
Non-Qualified XII	22,554.656	9.18	207,052
Non-Qualified XX	13,816.776	9.16	126,562
	686,399.438		$ 6,290,236

ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	352,566.000	$12.14 to $13.22	$ 4,588,685
Contracts in accumulation period:
Non-Qualified V	11,518.889	11.23	129,357
Non-Qualified V (0.75)	42,778.211	11.32	484,249
Non-Qualified IX	997.223	11.18	11,149
Non-Qualified XIII	324,340.806	13.33	4,323,463
Non-Qualified XIV	535,982.116	13.22	7,085,684
Non-Qualified XV	234,073.331	13.17	3,082,746
Non-Qualified XVI	61,598.848	13.15	810,025
Non-Qualified XVIII	23,330.525	12.99	303,064
Non-Qualified XIX	76,157.780	13.04	993,097
	1,663,343.729		$ 21,811,519

ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	68,106.876	11.07	$ 753,943
Non-Qualified V (0.75)	243,440.440	11.16	2,716,795
Non-Qualified IX	6,802.050	11.02	74,959
Non-Qualified XII	14,136.711	11.15	157,624
Non-Qualified XX	4,920.759	11.12	54,719
	337,406.836		$ 3,758,040

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	40,110.777	$ 11.05	$ 443,224
Non-Qualified XIV	26,072.783	11.00	286,801
Non-Qualified XV	4,566.420	10.97	50,094
Non-Qualified XVI	25,113.401	10.96	275,243
Non-Qualified XVIII	6,036.465	10.88	65,677
Non-Qualified XIX	11,586.045	10.90	126,288
	113,485.891		$ 1,247,327

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	196,920.843	$ 12.76	$ 2,512,710
Non-Qualified V (0.75)	446,484.048	12.93	5,773,039
Non-Qualified IX	19,833.371	12.68	251,487
Non-Qualified XII	3,175.249	12.92	41,024
Non-Qualified XX	33,570.054	12.86	431,711
	699,983.565		$ 9,009,971

149

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	67,055.992	$ 16.97	$ 1,137,940
Non-Qualified V (0.75)	235,323.321	17.37	4,087,566
Non-Qualified IX	245.586	17.84	4,381
Non-Qualified XIII	47,108.127	11.31	532,793
Non-Qualified XIV	27,333.803	11.25	307,505
Non-Qualified XV	27,823.316	11.22	312,178
Non-Qualified XVI	39,951.666	11.21	447,858
Non-Qualified XVIII	4,244.681	11.13	47,243
Non-Qualified XIX	22,901.830	11.15	255,355
Non-Qualified XX	12,335.744	17.21	212,298
Non-Qualified XXII	1,436.401	11.46	16,461
	485,760.467		$ 7,361,578

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	27,728.426	$ 11.31	$ 313,608
Non-Qualified XIV	23,754.941	11.25	267,243
Non-Qualified XV	6,675.199	11.22	74,896
Non-Qualified XVI	19,150.529	11.21	214,677
Non-Qualified XVIII	11,798.631	11.13	131,319
Non-Qualified XIX	23,921.617	11.15	266,726
	113,029.343		$ 1,268,469

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	102,813.248	$ 12.04	$ 1,237,872
Non-Qualified XIV	239,978.762	11.94	2,865,346
Non-Qualified XV	27,374.164	11.89	325,479
Non-Qualified XVI	76,270.472	11.88	906,093
Non-Qualified XVIII	7,375.378	11.73	86,513
Non-Qualified XIX	48,406.220	11.78	570,225
	502,218.244		$ 5,991,528

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	16,997.131	$ 12.82	$ 217,903
Non-Qualified V (0.75)	74,359.966	12.99	965,936
Non-Qualified IX	900.621	12.73	11,465
	92,257.718		$ 1,195,304

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	11,381.765	$ 9.99	$ 113,704
Non-Qualified V (0.75)	132,906.396	10.07	1,338,367
Non-Qualified IX	542.286	9.95	5,396
Non-Qualified XII	2,206.915	10.07	22,224
Non-Qualified XX	2,373.084	10.04	23,826
	149,410.446		$ 1,503,517

150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value Extended Value

ING VP Index Plus International Equity Portfolio -
Institutional Class
Annuity contracts in payout	290,172.000	$9.41 to $9.42	$ 2,730,621
Contracts in accumulation period:
Non-Qualified V	19,589.766	9.55	187,082
Non-Qualified V (0.75)	189,254.195	9.56	1,809,270
Non-Qualified VII	860,893.048	9.62	8,281,791
Non-Qualified VIII	136,367.571	9.63	1,313,220
Non-Qualified XIII	339,689.412	9.63	3,271,209
Non-Qualified XIV	404,887.221	9.63	3,899,064
Non-Qualified XV	141,040.969	9.62	1,356,814
Non-Qualified XVI	129,828.356	9.62	1,248,949
Non-Qualified XVIII	17,760.475	9.62	170,856
Non-Qualified XIX	59,580.314	9.62	573,163
	2,589,063.327		$ 24,842,039

ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	32,901.831	$ 11.60	$ 381,661
Non-Qualified V (0.75)	74,740.970	11.70	874,469
Non-Qualified VII	6,899.396	11.63	80,240
Non-Qualified XX	777.479	11.66	9,065
	115,319.676		$ 1,345,435

ING Wells Fargo Disciplined Value Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	867.369	$ 10.22	$ 8,865
Non-Qualified V (0.75)	5,048.821	10.31	52,053
Non-Qualified XII	31.081	10.30	320
Non-Qualified XIII	9,246.175	10.19	94,219
Non-Qualified XIV	4,910.478	10.14	49,792
Non-Qualified XV	1,550.430	10.11	15,675
Non-Qualified XVI	11,207.662	10.11	113,309
Non-Qualified XIX	4,099.647	10.06	41,242
	36,961.663		$ 375,475

ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	90.016	$ 10.08	$ 907
Non-Qualified XIII	4,715.615	9.99	47,109
Non-Qualified XIV	11,929.610	9.94	118,580
Non-Qualified XV	2,934.809	9.92	29,113
Non-Qualified XVI	7,037.811	9.91	69,745
Non-Qualified XIX	5,377.381	9.86	53,021
	32,085.242		$ 318,475

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Large Company Value Portfolio
- Service Class
Contracts in accumulation period:
Non-Qualified V	4,661.470	$ 12.57	$ 58,595
Non-Qualified V (0.75)	16,227.490	12.93	209,821
	20,888.960		$ 268,416

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	11,063.081	$ 15.09	$ 166,942
Non-Qualified V (0.75)	70,281.396	15.53	1,091,470
Non-Qualified IX	667.036	14.88	9,925
Non-Qualified XX	7,405.666	17.62	130,488
	89,417.179		$ 1,398,825

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,289.930	$ 10.85	$ 13,996
Non-Qualified V (0.75)	37,793.728	10.94	413,463
Non-Qualified XII	30.676	10.93	335
Non-Qualified XX	23,825.173	10.91	259,933
	62,939.507		$ 687,727

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	46,885.511	$ 18.29	$ 857,536
Non-Qualified V (0.75)	158,536.208	18.82	2,983,651
Non-Qualified IX	110.472	18.03	1,992
Non-Qualified XII	3,195.114	18.77	59,972
Non-Qualified XIII	41,396.872	10.63	440,049
Non-Qualified XIV	24,932.896	10.58	263,790
Non-Qualified XV	9,324.412	10.55	98,373
Non-Qualified XVI	18,828.012	10.54	198,447
Non-Qualified XVIII	6,323.285	10.46	66,142
Non-Qualified XIX	13,216.318	10.49	138,639
Non-Qualified XX	5,994.139	20.69	124,019
	328,743.239		$ 5,232,610

ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	645.990	$ 10.23	$ 6,608
Non-Qualified V (0.75)	756.967	10.32	7,812
Non-Qualified XIII	51,801.420	10.28	532,519
Non-Qualified XIV	37,485.305	10.23	383,475
Non-Qualified XV	19,063.359	10.21	194,637
Non-Qualified XVI	36,112.924	10.20	368,352
Non-Qualified XVIII	5,870.361	10.12	59,408
Non-Qualified XIX	12,134.039	10.15	123,160
	163,870.365		$ 1,675,971

152

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	20,225.293	$ 13.53	$ 273,648
Non-Qualified V (0.75)	94,883.677	13.92	1,320,781
Non-Qualified IX	85.749	13.01	1,116
Non-Qualified XIII	29,048.016	11.33	329,114
Non-Qualified XIV	38,373.703	11.27	432,472
Non-Qualified XV	19,203.310	11.24	215,845
Non-Qualified XVI	33,560.663	11.23	376,886
Non-Qualified XVIII	11,658.474	11.15	129,992
Non-Qualified XIX	26,449.950	11.18	295,710
Non-Qualified XXII	900.768	11.44	10,305
	274,389.603		$ 3,385,869

ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	158,863.000	$16.01 to $19.00	$ 2,982,075
Contracts in accumulation period:
Non-Qualified V	173,310.419	32.69	5,665,518
Non-Qualified V (0.75)	131,082.402	34.69	4,547,249
Non-Qualified VII	180,916.369	17.81	3,222,121
Non-Qualified VIII	46,155.913	18.09	834,960
Non-Qualified IX	4,654.455	31.83	148,151
Non-Qualified X	2,649.340	32.69	86,607
Non-Qualified XII	4,094.544	15.99	65,472
Non-Qualified XIII	495,154.178	14.75	7,303,524
Non-Qualified XIV	546,076.555	14.33	7,825,277
Non-Qualified XV	138,046.611	14.13	1,950,599
Non-Qualified XVI	129,017.233	12.04	1,553,367
Non-Qualified XVIII	39,859.538	11.64	463,965
Non-Qualified XIX	104,032.240	11.77	1,224,459
Non-Qualified XX	1,642.581	19.09	31,357
	2,155,555.378		$ 37,904,701

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	39,063.674	$ 17.47	$ 682,442
Non-Qualified V (0.75)	109,611.425	17.98	1,970,813
Non-Qualified IX	2,062.080	17.23	35,530
Non-Qualified XX	14,663.642	20.01	293,419
	165,400.821		$ 2,982,204

153

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Annuity contracts in payout	111,202.000	$11.25 to $12.09	$ 1,254,805
Contracts in accumulation period:
Non-Qualified V	200,910.857	16.60	3,335,120
Non-Qualified V (0.75)	140,342.396	17.61	2,471,430
Non-Qualified VII	985,075.517	15.79	15,554,342
Non-Qualified VIII	158,510.578	10.86	1,721,425
Non-Qualified IX	6,464.160	16.16	104,461
Non-Qualified X	6,499.833	16.60	107,897
Non-Qualified XII	1,203.348	9.61	11,564
Non-Qualified XIII	280,356.487	9.07	2,542,833
Non-Qualified XIV	358,340.884	8.82	3,160,567
Non-Qualified XV	104,490.811	8.69	908,025
Non-Qualified XVI	110,710.693	6.10	675,335
Non-Qualified XVIII	33,471.883	5.90	197,484
Non-Qualified XIX	46,627.478	5.96	277,900
Non-Qualified XX	549.883	16.02	8,809

	2,544,756.808		$ 32,331,997

ING Lord Abbett U.S. Government Securities Portfolio -
Initial Class
Contracts in accumulation period:
Non-Qualified VII	138,619.082	$ 11.04	$ 1,530,355
Non-Qualified VIII	54.463	11.06	602
Non-Qualified XIII	209,900.585	11.12	2,334,095
Non-Qualified XIV	290,431.938	11.06	3,212,177
Non-Qualified XV	107,966.117	11.03	1,190,866
Non-Qualified XVI	109,759.559	11.02	1,209,550
Non-Qualified XVIII	46,705.636	10.94	510,960
Non-Qualified XIX	107,161.239	10.97	1,175,559
	1,010,598.619		$ 11,164,164

ING Neuberger Berman Partners Portfolio - Initial Class
Annuity contracts in payout	605,960.000	$11.09 to $11.28	$ 6,807,519
Contracts in accumulation period:
Non-Qualified VII	850,231.747	11.09	9,429,070
Non-Qualified VIII	297,011.906	11.12	3,302,772
Non-Qualified XIII	494,389.244	11.17	5,522,328
Non-Qualified XIV	761,077.557	11.11	8,455,572
Non-Qualified XV	254,669.806	11.09	2,824,288
Non-Qualified XVI	138,923.512	11.08	1,539,273
Non-Qualified XVIII	46,593.254	10.99	512,060
Non-Qualified XIX	148,805.347	11.02	1,639,835
	3,597,662.373		$ 40,032,717

154

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	2,447.240	$ 11.23	$ 27,483
Non-Qualified V (0.75)	1,707.625	11.33	19,347
	4,154.865		$ 46,830

ING Neuberger Berman Regency Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	5,990.179	$ 10.25	$ 61,399
Non-Qualified XIV	4,009.493	10.20	40,897
Non-Qualified XV	431.188	10.17	4,385
Non-Qualified XVI	2,013.133	10.16	20,453
Non-Qualified XIX	715.154	10.11	7,230
	13,159.147		$ 134,364

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,126.932	$ 12.27	$ 332,847
Non-Qualified V (0.75)	35,129.306	12.62	443,332
Non-Qualified IX	1,797.363	11.59	20,831
Non-Qualified XX	538.390	14.68	7,904
	64,591.991		$ 804,914

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	370,256.000	$14.26 to $14.32	$ 5,279,881
Contracts in accumulation period:
Non-Qualified V	768,015.120	14.29	10,974,936
Non-Qualified V (0.75)	1,838,173.922	14.49	26,635,140
Non-Qualified VII	3,890,901.288	14.67	57,079,522
Non-Qualified VIII	605,499.295	14.73	8,919,005
Non-Qualified IX	41,753.942	14.18	592,071
Non-Qualified X	20,538.857	14.29	293,500
Non-Qualified XII	17,453.333	14.47	252,550
Non-Qualified XIII	1,272,025.061	14.86	18,902,292
Non-Qualified XIV	1,190,136.902	14.73	17,530,717
Non-Qualified XV	368,050.057	14.67	5,399,294
Non-Qualified XVI	223,720.399	14.65	3,277,504
Non-Qualified XVIII	65,837.757	14.47	952,672
Non-Qualified XIX	192,415.250	14.53	2,795,794
Non-Qualified XX	37,111.207	14.41	534,772
Non-Qualified XXII	2,271.804	12.18	27,671
	10,904,160.194		$ 159,447,321

155

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Annuity contracts in payout	303,359.041	$11.33 to $11.79	$ 3,526,442
Contracts in accumulation period:
Non-Qualified V	279,772.917	11.51	3,220,186
Non-Qualified V (0.75)	570,666.883	11.68	6,665,389
Non-Qualified VII	1,278,257.635	11.58	14,802,223
Non-Qualified VIII	273,719.569	11.63	3,183,359
Non-Qualified IX	5,633.199	11.43	64,387
Non-Qualified X	4,627.286	11.51	53,260
Non-Qualified XII	134.334	11.66	1,566
Non-Qualified XIII	908,085.418	11.72	10,642,761
Non-Qualified XIV	939,888.752	11.63	10,930,906
Non-Qualified XV	302,140.898	11.58	3,498,792
Non-Qualified XVI	469,178.689	11.56	5,423,706
Non-Qualified XVIII	140,662.102	11.42	1,606,361
Non-Qualified XIX	250,873.051	11.47	2,877,514
Non-Qualified XX	11,365.120	11.61	131,949
Non-Qualified XXII	825.925	11.36	9,383
	5,739,190.819		$ 66,638,184

ING Oppenheimer Strategic Income Portfolio - Service
Class
Annuity contracts in payout	1,752.182	$ 11.51	$ 20,168
	1,752.182		$ 20,168

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	130,491.083	$ 12.69	$ 1,655,932
Non-Qualified V (0.75)	456,744.871	13.06	5,965,088
Non-Qualified IX	20,442.529	12.51	255,736
Non-Qualified XX	11,918.061	12.62	150,406
	619,596.544		$ 8,027,162

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	5,359.574	$ 11.08	$ 59,384
Non-Qualified V (0.75)	23,808.970	11.18	266,184
Non-Qualified XX	2,655.973	11.14	29,588
	31,824.517		$ 355,156

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	53,358.047	$ 12.07	$ 644,032
Non-Qualified V (0.75)	61,315.374	12.23	749,887
Non-Qualified IX	4,809.083	11.99	57,661
	119,482.504		$ 1,451,580

156

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	67,171.544	$ 12.53	$ 841,659
Non-Qualified V (0.75)	124,041.276	12.70	1,575,324
	191,212.820		$ 2,416,983

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	74,640.997	$ 12.97	$ 968,094
Non-Qualified V (0.75)	50,319.096	13.15	661,696

	124,960.093		$ 1,629,790

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,058.648	$ 13.38	$ 428,945
Non-Qualified V (0.75)	69,815.049	13.56	946,692
Non-Qualified XX	405.318	13.49	5,468
	102,279.015		$ 1,381,105

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	24,564.114	$ 11.35	$ 278,803
Non-Qualified V (0.75)	85,585.999	11.51	985,095
	110,150.113		$ 1,263,898

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	612,088.298	$ 13.39	$ 8,195,862
Non-Qualified V (0.75)	631,684.517	13.58	8,578,276
Non-Qualified VII	1,081,870.525	14.06	15,211,100
Non-Qualified VIII	185,699.729	14.12	2,622,080
Non-Qualified IX	31,954.173	13.29	424,671
Non-Qualified X	17,064.034	13.39	228,487
Non-Qualified XII	6,326.573	13.56	85,788
Non-Qualified XIII	939,669.717	14.23	13,371,500
Non-Qualified XIV	794,971.057	14.12	11,224,991
Non-Qualified XV	301,936.036	14.06	4,245,221
Non-Qualified XVI	143,271.265	14.04	2,011,529
Non-Qualified XVIII	85,017.671	13.87	1,179,195
Non-Qualified XIX	91,903.590	13.92	1,279,298
Non-Qualified XX	1,834.003	13.50	24,759
Non-Qualified XXII	1,930.967	12.59	24,311
	4,927,222.155		$ 68,707,068

157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Annuity contracts in payout	405,895.000	$13.43 to $17.33	$ 7,008,960
Contracts in accumulation period:
Non-Qualified V	145,888.791	26.01	3,794,567
Non-Qualified V (0.75)	260,428.464	27.59	7,185,221
Non-Qualified VII	982,829.962	32.60	32,040,257
Non-Qualified VIII	111,888.809	23.89	2,673,024
Non-Qualified IX	11,615.738	25.32	294,110
Non-Qualified X	6,162.507	26.01	160,287
Non-Qualified XII	2,212.225	16.29	36,037
Non-Qualified XX	34,631.403	17.75	614,707
Non-Qualified XXII	1,308.762	12.35	16,163
	1,962,861.661		$ 53,823,333

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,347.644	$ 12.72	$ 118,902
Non-Qualified V (0.75)	36,921.586	12.82	473,335
Non-Qualified IX	319.435	12.66	4,044
Non-Qualified XIII	17,452.069	12.80	223,386
Non-Qualified XIV	5,507.174	12.74	70,161
Non-Qualified XV	10,746.333	12.71	136,586
Non-Qualified XVI	23,553.722	12.69	298,897
Non-Qualified XVIII	7,354.310	12.60	92,664
Non-Qualified XIX	9,503.571	12.63	120,030
	120,705.844		$ 1,538,005

ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	184,936.000	$13.23 to $19.73	$ 3,615,837
Contracts in accumulation period:
Non-Qualified V	114,238.867	32.37	3,697,912
Non-Qualified V (0.75)	101,856.051	34.35	3,498,755
Non-Qualified VII	279,192.414	15.15	4,229,765
Non-Qualified VIII	68,807.717	15.39	1,058,951
Non-Qualified IX	3,111.417	31.51	98,041
Non-Qualified X	4,644.242	32.37	150,334
Non-Qualified XIII	325,369.693	12.69	4,128,941
Non-Qualified XIV	319,608.099	12.33	3,940,768
Non-Qualified XV	79,884.330	12.15	970,595
Non-Qualified XVI	150,721.230	7.68	1,157,539
Non-Qualified XVIII	14,254.163	7.43	105,908
Non-Qualified XIX	103,367.615	7.51	776,291
Non-Qualified XX	287.272	16.40	4,711
	1,750,279.110		$ 27,434,348

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	194,854.672	$ 17.70	$ 3,448,928
Non-Qualified V (0.75)	189,848.628	18.78	3,565,357
Non-Qualified VI	19,054.362	15.03	286,387
Non-Qualified VII	720,086.337	17.28	12,443,092
Non-Qualified VIII	103,786.180	12.03	1,248,548
Non-Qualified IX	7,453.640	17.23	128,426
Non-Qualified X	84,934.365	17.70	1,503,338
Non-Qualified XI	9,478.167	15.03	142,457
Non-Qualified XIII	167,863.968	11.87	1,992,545
Non-Qualified XIV	316,973.635	11.54	3,657,876
Non-Qualified XV	81,068.387	11.37	921,748
Non-Qualified XVI	117,947.680	8.51	1,003,735
Non-Qualified XVIII	27,677.446	8.23	227,785
Non-Qualified XIX	41,627.946	8.32	346,345
Non-Qualified XX	584.639	16.35	9,559
	2,083,240.052		$ 30,926,126

ING UBS U.S. Small Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	1,567.706	$ 10.09	$ 15,818
Non-Qualified XV	1,710.470	10.01	17,122
Non-Qualified XIX	296.006	9.95	2,945
	3,574.182		$ 35,885

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	25,649.508	$ 13.84	$ 354,989
Non-Qualified V (0.75)	144,572.111	14.24	2,058,707
Non-Qualified IX	2,211.963	13.64	30,171
Non-Qualified XII	33.865	14.20	481
Non-Qualified XX	7,587.624	16.31	123,754
	180,055.071		$ 2,568,102

159

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	523,595.058	$ 12.16	$ 6,366,916
Non-Qualified V (0.75)	657,605.605	12.34	8,114,853
Non-Qualified VII	2,090,696.606	12.34	25,799,196
Non-Qualified VIII	573,717.321	12.39	7,108,358
Non-Qualified IX	5,679.904	12.07	68,556
Non-Qualified X	10,551.845	12.16	128,310
Non-Qualified XII	587.752	12.32	7,241
Non-Qualified XIII	1,864,760.165	12.49	23,290,854
Non-Qualified XIV	1,930,759.148	12.39	23,922,106
Non-Qualified XV	613,000.919	12.34	7,564,431
Non-Qualified XVI	496,833.863	12.32	6,120,993
Non-Qualified XVIII	92,010.891	12.17	1,119,773
Non-Qualified XIX	264,987.187	12.22	3,238,143
Non-Qualified XX	8,513.103	12.27	104,456
	9,133,299.367		$ 112,954,186

ING VP Strategic Allocation Conservative Portfolio -
Class I
Annuity contracts in payout	153,668.951	$ 17.01	$ 2,613,909
Contracts in accumulation period:
Non-Qualified V	52,538.906	19.25	1,011,374
Non-Qualified V (0.75)	48,083.848	20.42	981,872
Non-Qualified VII	320,451.947	18.87	6,046,928
Non-Qualified VIII	130,985.045	17.83	2,335,463
Non-Qualified IX	847.335	18.74	15,879
Non-Qualified X	5,340.723	19.97	106,654
	711,916.755		$ 13,112,079

ING VP Strategic Allocation Growth Portfolio - Class I
Annuity contracts in payout	179,481.000	$10.96 to $14.83	$ 2,628,197
Contracts in accumulation period:
Non-Qualified V	71,728.771	21.59	1,548,624
Non-Qualified V (0.75)	118,507.404	22.91	2,715,005
Non-Qualified VII	273,725.288	21.17	5,794,764
Non-Qualified VIII	59,063.285	19.07	1,126,337
Non-Qualified IX	2,740.185	21.02	57,599
Non-Qualified X	10,405.552	22.40	233,084
	715,651.485		$ 14,103,610

160

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	260,401.000	$11.21 to $14.47	$ 3,744,537
Contracts in accumulation period:
Non-Qualified V	52,633.179	20.31	1,068,980
Non-Qualified V (0.75)	47,232.092	21.55	1,017,852
Non-Qualified VII	448,223.407	19.91	8,924,128
Non-Qualified VIII	78,001.678	18.27	1,425,091
Non-Qualified IX	500.134	19.77	9,888
Non-Qualified X	2,678.647	21.08	56,466
Non-Qualified XX	3,581.299	14.90	53,361
	893,251.436		$ 16,300,303

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	1,461,949.000	$8.47 to $324.86	$ 83,568,535
Contracts in accumulation period:
Non-Qualified 1964	958.687	277.04	265,595
Non-Qualified V	2,022,081.260	25.81	52,189,917
Non-Qualified V (0.75)	3,547,039.871	27.39	97,153,422
Non-Qualified VI	690,582.821	24.30	16,781,163
Non-Qualified VII	1,685,640.864	25.37	42,764,709
Non-Qualified VIII	355,532.426	17.19	6,111,602
Non-Qualified IX	48,546.846	25.13	1,219,982
Non-Qualified X	793,301.649	26.50	21,022,494
Non-Qualified XI	5,645.447	24.95	140,854
Non-Qualified XII	36,751.310	11.01	404,632
Non-Qualified XIII	603,244.364	10.52	6,346,131
Non-Qualified XIV	579,841.430	10.22	5,925,979
Non-Qualified XV	248,815.812	10.08	2,508,063
Non-Qualified XVI	165,824.912	8.99	1,490,766
Non-Qualified XVIII	38,070.059	8.69	330,829
Non-Qualified XIX	43,981.437	8.79	386,597
Non-Qualified XX	34,871.766	15.75	549,230
Non-Qualified XXII	2,396.075	11.78	28,226
	12,365,076.036		$ 339,188,726

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	28,718.931	$ 11.18	$ 321,078
Non-Qualified VIII	3,507.111	11.26	39,490
Non-Qualified XIII	226,592.800	11.41	2,585,424
Non-Qualified XIV	116,408.155	11.26	1,310,756
Non-Qualified XV	8,358.660	11.18	93,450
Non-Qualified XVI	382,017.262	11.15	4,259,492
Non-Qualified XVIII	26,149.822	10.92	285,556
Non-Qualified XIX	467,820.468	11.00	5,146,025
	1,259,573.209		$ 14,041,271

161

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	22,495.382	$ 10.84	$ 243,850
Non-Qualified VIII	12,595.601	10.91	137,418
Non-Qualified XIII	72,126.890	11.06	797,723
Non-Qualified XIV	62,126.415	10.91	677,799
Non-Qualified XV	18,045.173	10.84	195,610
Non-Qualified XVI	229,416.945	10.82	2,482,291
Non-Qualified XVIII	22,408.627	10.61	237,756
Non-Qualified XIX	126,954.497	10.68	1,355,874
	566,169.530		$ 6,128,321

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	521,724.407	$ 10.56	$ 5,509,410
Non-Qualified VIII	299,212.264	10.63	3,180,626
Non-Qualified XIII	355,312.948	10.76	3,823,167
Non-Qualified XIV	201,537.671	10.63	2,142,345
Non-Qualified XV	85,242.767	10.56	900,164
Non-Qualified XVI	331,687.397	10.54	3,495,985
Non-Qualified XVIII	34,042.568	10.34	352,000
Non-Qualified XIX	375,648.797	10.41	3,910,504
	2,204,408.819		$ 23,314,201

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	39,099.576	$ 11.10	$ 434,005
Non-Qualified VIII	670.603	11.16	7,484
Non-Qualified XIII	44,712.857	11.29	504,808
Non-Qualified XIV	61,682.717	11.16	688,379
Non-Qualified XV	19,761.402	11.10	219,352
Non-Qualified XVI	102,454.981	11.07	1,134,177
Non-Qualified XVIII	9,508.574	10.88	103,453
Non-Qualified XIX	85,945.102	10.95	941,099
	363,835.812		$ 4,032,757

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	20,400.130	$ 11.53	$ 235,213
Non-Qualified VIII	6,555.050	11.60	76,039
Non-Qualified XIII	93,329.571	11.72	1,093,823
Non-Qualified XIV	11,908.103	11.60	138,134
Non-Qualified XV	11,080.064	11.53	127,753
Non-Qualified XVI	33,549.197	11.51	386,151
Non-Qualified XVIII	4,642.668	11.32	52,555
Non-Qualified XIX	24,879.533	11.39	283,378
	206,344.316		$ 2,393,046

162

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	337,823.320	$ 11.14	$ 3,763,352
Non-Qualified VIII	70,933.967	11.20	794,460
Non-Qualified XIII	763,221.139	11.31	8,632,031
Non-Qualified XIV	945,171.370	11.20	10,585,919
Non-Qualified XV	517,740.022	11.14	5,767,624
Non-Qualified XVI	78,126.153	11.12	868,763
Non-Qualified XVIII	100.925	10.96	1,106
Non-Qualified XIX	65,751.220	11.01	723,921
	2,778,868.116		$ 31,137,176

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	248,041.907	$ 11.01	$ 2,730,941
Non-Qualified VIII	7,073.881	11.06	78,237
Non-Qualified XIII	407,004.599	11.16	4,542,171
Non-Qualified XIV	536,480.008	11.06	5,933,469
Non-Qualified XV	423,750.204	11.01	4,665,490
Non-Qualified XVI	30,926.505	10.99	339,882
Non-Qualified XVIII	362.319	10.84	3,928
Non-Qualified XIX	97,455.923	10.89	1,061,295
	1,751,095.346		$ 19,355,413

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	156,949.804	$ 11.15	$ 1,749,990
Non-Qualified VIII	17,246.105	11.21	193,329
Non-Qualified XIII	509,911.264	11.27	5,746,700
Non-Qualified XIV	379,776.685	11.18	4,245,903
Non-Qualified XV	273,381.304	11.13	3,042,734
Non-Qualified XVI	14,410.078	11.11	160,096
Non-Qualified XVIII	254.457	10.98	2,794
Non-Qualified XIX	8,904.648	11.02	98,129
	1,360,834.345		$ 15,239,675

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	41,341.375	$ 10.99	$ 454,342
Non-Qualified XIII	401,752.645	11.10	4,459,454
Non-Qualified XIV	376,427.493	11.01	4,144,467
Non-Qualified XV	233,138.572	10.97	2,557,530
Non-Qualified XVI	4,490.668	10.95	49,173
Non-Qualified XIX	18,647.169	10.88	202,881
	1,075,797.922		$ 11,867,847

163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	14,395.293	$ 10.92	$ 157,197
Non-Qualified VIII	19,412.015	10.97	212,950
Non-Qualified XIII	260,586.779	11.02	2,871,666
Non-Qualified XIV	344,204.720	10.94	3,765,600
Non-Qualified XV	243,714.145	10.90	2,656,484
Non-Qualified XVI	3,901.295	10.89	42,485
Non-Qualified XIX	22,507.255	10.82	243,528
	908,721.502		$ 9,949,910

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	17,108.872	$ 10.61	$ 181,525
Non-Qualified VIII	3,309.176	10.64	35,210
Non-Qualified XIII	440,131.875	10.71	4,713,812
Non-Qualified XIV	408,427.047	10.64	4,345,664
Non-Qualified XV	152,391.732	10.61	1,616,876
Non-Qualified XVI	31,999.085	10.60	339,190
Non-Qualified XVIII	8,918.639	10.50	93,646
Non-Qualified XIX	9,868.393	10.53	103,914
	1,072,154.819		$ 11,429,837

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	95,971.519	$ 11.32	$ 1,086,398
Non-Qualified VIII	5,805.408	11.35	65,891
Non-Qualified XIII	652,792.918	11.41	7,448,367
Non-Qualified XIV	468,567.567	11.35	5,318,242
Non-Qualified XV	433,882.033	11.32	4,911,545
Non-Qualified XVI	1,031,236.392	11.31	11,663,284
Non-Qualified XVIII	413,045.517	11.21	4,630,240
Non-Qualified XIX	617,132.479	11.24	6,936,569
	3,718,433.833		$ 42,060,536

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	95,431.412	$ 10.38	$ 990,578
Non-Qualified VIII	4,074.466	10.41	42,415
Non-Qualified XIII	460,252.408	10.45	4,809,638
Non-Qualified XIV	281,175.766	10.41	2,927,040
Non-Qualified XV	224,384.736	10.38	2,329,114
Non-Qualified XVI	1,209,333.632	10.37	12,540,790
Non-Qualified XVIII	370,681.264	10.30	3,818,017
Non-Qualified XIX	568,422.133	10.32	5,866,116
	3,213,755.817		$ 33,323,708

164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	43,822.148	$ 10.23	$ 448,301
Non-Qualified VIII	4,307.275	10.25	44,150
Non-Qualified XIII	494,558.792	10.28	5,084,064
Non-Qualified XIV	248,290.766	10.25	2,544,980
Non-Qualified XV	37,757.982	10.23	386,264
Non-Qualified XVI	616,635.388	10.23	6,308,180
Non-Qualified XVIII	289,811.947	10.18	2,950,286
Non-Qualified XIX	766,062.742	10.19	7,806,179
	2,501,247.040		$ 25,572,404

ING VP Global Science and Technology Portfolio -
Class I
Contracts in accumulation period:
Non-Qualified V	94,120.461	$ 4.95	$ 465,896
Non-Qualified V (0.75)	545,797.576	5.14	2,805,400
Non-Qualified VII	377,709.830	4.89	1,847,001
Non-Qualified VIII	34,056.434	4.95	168,579
Non-Qualified IX	4,785.613	4.86	23,258
Non-Qualified XII	728.762	5.13	3,739
Non-Qualified XIII	315,629.413	5.06	1,597,085
Non-Qualified XIV	275,823.038	4.95	1,365,324
Non-Qualified XV	45,945.838	4.89	224,675
Non-Qualified XVI	86,820.509	5.09	441,916
Non-Qualified XVIII	12,694.968	4.93	62,586
Non-Qualified XIX	35,524.137	4.98	176,910
Non-Qualified XX	586.366	16.58	9,722
	1,830,222.945		$ 9,192,091

ING VP Growth Portfolio - Class I
Annuity contracts in payout	134,976.000	$13.25 to $18.63	$ 2,473,286
Contracts in accumulation period:
Non-Qualified V	33,082.048	18.23	603,086
Non-Qualified V (0.75)	126,778.741	19.23	2,437,955
Non-Qualified VII	167,716.376	17.92	3,005,477
Non-Qualified VIII	71,097.248	18.21	1,294,681
Non-Qualified IX	2,221.034	17.75	39,423
Non-Qualified XII	74.582	11.95	891
Non-Qualified XIII	303,437.587	10.96	3,325,676
Non-Qualified XIV	251,956.494	10.65	2,683,337
Non-Qualified XV	53,430.140	10.50	561,016
Non-Qualified XVI	73,374.334	6.95	509,952
Non-Qualified XVIII	9,434.626	6.72	63,401
Non-Qualified XIX	51,710.096	6.79	351,112
Non-Qualified XX	912.516	16.23	14,810
	1,280,201.822		$ 17,364,103

165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	1,998,691.000	$9.98 to $19.91	$ 35,986,296
Contracts in accumulation period:
Non-Qualified V	152,051.648	22.65	3,443,970
Non-Qualified V (0.75)	843,204.767	23.96	20,203,186
Non-Qualified VII	705,766.415	22.24	15,696,245
Non-Qualified VIII	258,095.924	22.24	5,740,053
Non-Qualified IX	8,848.802	22.05	195,116
Non-Qualified XII	9,470.973	13.93	131,931
Non-Qualified XIII	1,689,866.496	13.28	22,441,427
Non-Qualified XIV	1,379,555.696	12.90	17,796,268
Non-Qualified XV	643,153.660	12.72	8,180,915
Non-Qualified XVI	1,178,114.401	9.74	11,474,834
Non-Qualified XVIII	372,829.823	9.42	3,512,057
Non-Qualified XIX	957,472.698	9.53	9,124,715
Non-Qualified XX	87,265.051	16.01	1,397,113
	10,284,387.354		$ 155,324,126

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	76,035.396	$ 23.23	$ 1,766,302
Non-Qualified V (0.75)	511,879.985	24.38	12,479,634
Non-Qualified IX	5,867.591	22.67	133,018
Non-Qualified XII	8,963.647	25.34	227,139
Non-Qualified XX	3,203.758	18.20	58,308
Non-Qualified XXII	294.328	11.44	3,367
	606,244.705		$ 14,667,768

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	66,583.196	$ 16.26	$ 1,082,643
Non-Qualified V (0.75)	291,054.169	17.07	4,968,295
Non-Qualified IX	5,898.363	15.87	93,607
Non-Qualified XII	9,758.849	18.33	178,880
Non-Qualified XX	2,087.593	17.09	35,677
	375,382.170		$ 6,359,102

166

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company Portfolio - Class I
Annuity contracts in payout	226,447.000	$14.21 to $29.36	$ 6,520,932
Contracts in accumulation period:
Non-Qualified V	23,459.349	29.13	683,371
Non-Qualified V (0.75)	143,123.422	30.74	4,399,614
Non-Qualified VII	402,255.502	28.63	11,516,575
Non-Qualified VIII	119,206.828	29.11	3,470,111
Non-Qualified IX	2,605.764	28.36	73,899
Non-Qualified X	4,066.608	29.13	118,460
Non-Qualified XII	10,938.418	21.17	231,566
Non-Qualified XIII	490,651.915	20.53	10,073,084
Non-Qualified XIV	424,905.352	19.95	8,476,862
Non-Qualified XV	96,819.070	19.67	1,904,431
Non-Qualified XVI	190,248.448	14.27	2,714,845
Non-Qualified XVIII	51,931.837	13.81	717,179
Non-Qualified XIX	155,517.915	13.96	2,171,030
Non-Qualified XX	415.918	18.69	7,774
	2,342,593.346		$ 53,079,733

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	24,268.894	$ 22.17	$ 538,041
Non-Qualified V (0.75)	85,071.002	23.39	1,989,811
Non-Qualified VII	241,280.088	21.80	5,259,906
Non-Qualified VIII	37,085.362	22.15	821,441
Non-Qualified IX	1,414.507	21.59	30,539
Non-Qualified X	5,304.100	22.17	117,592
Non-Qualified XII	2,753.501	15.79	43,478
Non-Qualified XX	560.426	15.20	8,518
	397,737.880		$ 8,809,326

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	22,709.203	$ 11.60	$ 263,427
Non-Qualified XIV	17,050.408	11.53	196,591
Non-Qualified XV	2,950.352	11.49	33,900
Non-Qualified XVI	8,505.361	11.48	97,642
Non-Qualified XVIII	2,304.864	11.37	26,206
Non-Qualified XIX	14,533.119	11.41	165,823
	68,053.307		$ 783,589

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	6,659.964	$ 11.86	$ 78,987
Non-Qualified V (0.75)	45,102.255	12.08	544,835
Non-Qualified IX	2,502.763	11.76	29,432
	54,264.982		$ 653,254

167

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP High Yield Bond Portfolio - Class I
Annuity contracts in payout	138,624.000	$10.47 to $10.65	$ 1,476,304
Contracts in accumulation period:
Non-Qualified VII	644,484.302	10.66	6,870,203
Non-Qualified VIII	121,644.005	10.69	1,300,374
Non-Qualified XIII	377,560.392	10.74	4,054,999
Non-Qualified XIV	526,993.844	10.68	5,628,294
Non-Qualified XV	118,666.085	10.66	1,264,980
Non-Qualified XVI	159,777.273	10.65	1,701,628
Non-Qualified XVIII	61,064.940	10.57	645,456
Non-Qualified XIX	124,052.019	10.59	1,313,711
	2,272,866.860		$ 24,255,949

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	52,581.648	$ 18.36	$ 965,399
Non-Qualified V (0.75)	270,523.827	18.97	5,131,837
Non-Qualified IX	10,564.100	18.07	190,893
Non-Qualified XII	8,702.579	18.91	164,566
Non-Qualified XX	2,416.708	20.65	49,905
	344,788.862		$ 6,502,600

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,891.338	$ 14.81	$ 131,681
Non-Qualified V (0.75)	46,631.607	15.30	713,464
Non-Qualified XII	946.900	15.25	14,440
	56,469.845		$ 859,585

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	148,281.114	$ 13.38	$ 1,984,001
Non-Qualified XIV	131,825.525	13.12	1,729,551
Non-Qualified XV	48,578.300	12.98	630,546
Non-Qualified XVI	83,051.822	12.94	1,074,691
Non-Qualified XVIII	19,246.578	12.55	241,545
Non-Qualified XIX	102,399.034	12.68	1,298,420
	533,382.373		$ 6,958,754

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,260.983	$ 17.18	$ 141,924
Non-Qualified V (0.75)	72,457.328	17.49	1,267,279
Non-Qualified XII	2,923.565	17.46	51,045
	83,641.876		$ 1,460,248

168

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	3,963.051	$ 9.66	$ 38,283
Non-Qualified V (0.75)	26,639.364	9.98	265,861
Non-Qualified XII	10,221.145	9.95	101,700
Non-Qualified XX	233.982	16.79	3,929
	41,057.542		$ 409,773

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	144,875.630	$ 9.22	$ 1,335,753
Non-Qualified XIV	115,577.385	9.04	1,044,820
Non-Qualified XV	36,798.067	8.95	329,343
Non-Qualified XVI	70,637.453	8.92	630,086
Non-Qualified XVIII	35,408.117	8.65	306,280
Non-Qualified XIX	61,560.585	8.74	538,040
	464,857.237		$ 4,184,322

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,307,728.000	$10.98 to $40.47	$ 37,208,327
Contracts in accumulation period:
Non-Qualified V	917,406.399	29.94	27,467,148
Non-Qualified V (0.75)	571,174.187	31.77	18,146,204
Non-Qualified VI	34,035.401	25.32	861,776
Non-Qualified VII	853,758.471	28.95	24,716,308
Non-Qualified VIII	243,646.059	20.76	5,058,092
Non-Qualified IX	10,980.021	29.15	320,068
Non-Qualified X	118,073.689	30.74	3,629,585
Non-Qualified XI	1,079.844	26.00	28,076
Non-Qualified XII	14,159.240	15.02	212,672
Non-Qualified XIII	738,055.857	14.49	10,694,429
Non-Qualified XIV	547,915.381	14.09	7,720,128
Non-Qualified XV	273,547.424	13.88	3,796,838
Non-Qualified XVI	225,317.056	11.64	2,622,691
Non-Qualified XVIII	37,216.231	11.26	419,055
Non-Qualified XIX	112,380.908	11.38	1,278,895
Non-Qualified XX	82,646.083	14.71	1,215,724
Non-Qualified XXII	4,730.029	11.23	53,118
	6,093,850.280		$ 145,449,134

169

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I
Annuity contracts in payout	390,650.000	$11.28 to $83.34	$ 9,822,668
Contracts in accumulation period:
Non-Qualified V	677,263.529	20.74	14,046,446
Non-Qualified V (0.75)	1,009,895.858	22.01	22,227,808
Non-Qualified VI	4,947.428	19.06	94,298
Non-Qualified VII	766,347.131	20.06	15,372,923
Non-Qualified VIII	197,301.059	17.30	3,413,308
Non-Qualified IX	4,410.073	20.19	89,039
Non-Qualified X	121,126.319	21.07	2,552,132
Non-Qualified XI	797.780	19.36	15,445
Non-Qualified XII	708.323	15.72	11,135
Non-Qualified XIII	723,088.970	15.40	11,135,570
Non-Qualified XIV	871,274.758	14.97	13,042,983
Non-Qualified XV	288,323.943	14.75	4,252,778
Non-Qualified XVI	377,925.038	14.13	5,340,081
Non-Qualified XVIII	69,839.671	13.67	954,708
Non-Qualified XIX	197,925.059	13.82	2,735,324
Non-Qualified XX	5,123.794	12.58	64,457
Non-Qualified XXII	2,390.126	10.77	25,742
	5,709,338.859		$ 105,196,845

ING VP Money Market Portfolio - Class I
Annuity contracts in payout	321,886.000	$10.99 to $12.79	$ 4,093,778
Contracts in accumulation period:
Non-Qualified V	456,245.376	15.19	6,930,367
Non-Qualified V (0.75)	1,597,814.731	16.11	25,740,795
Non-Qualified VI	5,088.522	14.91	75,870
Non-Qualified VII	2,417,185.995	14.84	35,871,040
Non-Qualified VIII	530,772.515	13.61	7,223,814
Non-Qualified IX	18,675.068	14.78	276,018
Non-Qualified X	142,591.519	15.19	2,165,965
Non-Qualified XII	4,905.870	13.03	63,923
Non-Qualified XIII	2,695,516.502	12.80	34,502,611
Non-Qualified XIV	2,846,918.384	12.44	35,415,665
Non-Qualified XV	1,532,073.618	12.26	18,783,223
Non-Qualified XVI	1,242,990.162	11.20	13,921,490
Non-Qualified XVIII	441,840.027	10.84	4,789,546
Non-Qualified XIX	1,342,498.429	10.96	14,713,783
Non-Qualified XX	24,749.373	11.07	273,976
Non-Qualified XXII	207.877	10.59	2,201
	15,621,959.968		$ 204,844,065

Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.204	$ 34.05	$ 23,059
	677.204		$ 23,059

170

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.791	$ 23.78	$ 12,218
	513.791		$ 12,218

Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	284.990	$ 24.53	$ 6,991
Non-Qualified IX	99.072	22.50	2,229
	384.062		$ 9,220

Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.467	$ 33.00	$ 5,922
Non-Qualified IX	73.617	30.28	2,229
	253.084		$ 8,151

Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.274	$ 28.87	$ 7,601
	263.274		$ 7,601

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	81,031.463	$ 14.78	$ 1,197,645
Non-Qualified V (0.75)	177,198.020	15.26	2,704,042
Non-Qualified IX	11,228.193	14.54	163,258
Non-Qualified XII	575.783	15.22	8,763
Non-Qualified XX	3,760.177	17.79	66,894
	273,793.636		$ 4,140,602

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,233.449	$ 26.13	$ 84,490
	3,233.449		$ 84,490

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	35,543.000	$11.11 to $13.01	$ 433,799
	35,543.000		$ 433,799

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	4,954.972	$ 12.99	$ 64,365
Non-Qualified V (0.75)	41,207.773	13.17	542,706
Non-Qualified IX	112.081	12.90	1,446
Non-Qualified XX	671.494	13.09	8,790
	46,946.320		$ 617,307

Oppenheimer Mid Cap Fund/VA
Annuity contracts in payout	15,011.000	$10.93 to $13.62	$ 180,491
	15,011.000		$ 180,491

171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	24,233.564	$ 11.82	$ 286,441
Non-Qualified V (0.75)	359,000.789	12.04	4,322,369
	383,234.353		$ 4,608,810

Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	62,506.046	$ 12.73	$ 795,702
Non-Qualified V (0.75)	154,110.449	12.77	1,967,990
Non-Qualified IX	2,269.648	12.71	28,847
Non-Qualified XII	4,799.211	12.77	61,286
Non-Qualified XX	951.661	12.76	12,143
Non-Qualified XXII	280.406	12.76	3,578
	224,917.421		$ 2,869,546

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	27,455.850	$ 12.00	$ 329,470
Non-Qualified V (0.75)	85,813.393	12.23	1,049,498
Non-Qualified IX	6,179.734	11.89	73,477
	119,448.977		$ 1,452,445

Wanger International Small Cap
Contracts in accumulation period:
Non-Qualified V	20,264.913	$ 10.48	$ 212,376
Non-Qualified V (0.75)	83,588.531	10.51	878,515
Non-Qualified IX	564.016	10.46	5,900
Non-Qualified XII	691.125	10.51	7,264
Non-Qualified XX	6,449.232	10.50	67,717
	111,557.817		$ 1,171,772

Wanger Select
Contracts in accumulation period:
Non-Qualified V	41,613.648	$ 15.90	$ 661,657
Non-Qualified V (0.75)	221,235.185	16.19	3,581,798
Non-Qualified IX	3,305.695	15.75	52,065
Non-Qualified XX	589.169	16.07	9,468
	266,743.697		$ 4,304,988

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	4,489.796	$ 14.10	$ 63,306
Non-Qualified V (0.75)	25,521.327	14.36	366,486
Non-Qualified IX	412.371	13.97	5,761
	30,423.494		$ 435,553

172

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

173

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

174

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2007	77	$11.27 to $14.32	$929	-	0.75% to 1.50%	10.38% to 11.18%
2006	99	$10.21 to $12.95	$1,077	0.08%	0.75% to 1.50%	4.94% to 5.56%
2005	44	$9.92 to $10.25	$448	-	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	$15,172	-	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	$17,500	-	0.75% to 1.90%	27.10% to 28.59%
AIM V.I. Core Equity Fund - Series I Shares
2007	132	$10.40 to $16.53	$1,492	1.16%	0.75% to 1.50%	6.45% to 7.25%
2006	154	$9.77 to $13.27	$1,623	0.72%	0.75% to 1.50%	15.08% to 15.90%
2005	101	$8.49 to $8.93	$893	0.08%	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	$31,830	0.91%	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	$34,908	0.97%	0.75% to 2.25%	22.18% to 23.44%
Calvert Social Balanced Portfolio
2007	103	$13.66 to $26.24	$1,766	2.22%	0.75% to 1.40%	1.34% to 1.98%
2006	130	$13.48 to $25.73	$2,101	2.00%	0.75% to 1.40%	7.24% to 7.97%
2005	153	$12.57 to $23.83	$2,190	1.77%	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	$2,229	1.66%	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	$2,228	1.98%	0.75% to 1.40%	17.59% to 18.42%
Federated American Leaders Fund II
2007	649	$19.53 to $27.37	$17,444	1.57%	1.25% to 1.40%	-10.94% to -10.82%
2006	822	$21.90 to $30.69	$24,783	1.52%	1.25% to 1.40%	15.20% to 15.38%
2005	1,104	$18.98 to $26.19	$28,971	1.66%	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	$42,192	1.46%	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	$51,717	1.51%	1.25% to 1.40%	25.92% to 26.06%

175

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Federated Capital Income Fund II
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%
2005	232	$12.14	to	$14.48	$3,367	5.79%	1.25%	to	1.40%	4.78%	to	5.02%
2004	373	$11.56	to	$13.82	$5,170	4.59%	1.25%	to	1.40%	8.39%	to	8.54%
2003	505	$10.65	to	$12.75	$6,460	6.55%	1.25%	to	1.40%	18.94%	to	19.13%
Federated Equity Income Fund II
2007	275	$14.71	to	$17.09	$4,689	3.05%	1.25%	to	1.40%	0.65%	to	0.75%
2006	366	$14.60	to	$16.98	$6,196	2.25%	1.25%	to	1.40%	21.37%	to	21.67%
2005	473	$13.99			$6,708	2.27%	1.40%			1.89%
2004	654	$13.73			$9,093	2.05%	1.25%	to	1.40%	11.26%
2003	884	$12.34			$11,005	1.89%	1.25%	to	1.40%	25.53%
Federated Fund for U.S. Government Securities II
2007	124	$17.13			$2,125	4.43%	1.40%			4.77%
2006	146	$16.35			$2,385	4.88%	1.40%			2.70%
2005	259	$15.92			$4,124	4.54%	1.40%			0.57%
2004	407	$15.83			$6,444	5.03%	1.25%	to	1.40%	2.19%
2003	635	$15.49			$9,833	3.85%	1.25%	to	1.40%	0.91%
Federated High Income Bond Fund II
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
2005	413	$17.91			$7,437	9.23%	1.40%			1.19%
2004	666	$15.13	to	$17.70	$11,845	7.82%	1.25%	to	1.40%	8.92%	to	9.08%
2003	970	$13.87	to	$16.25	$15,774	7.68%	1.25%	to	1.40%	20.55%	to	20.71%
Federated International Equity Fund II
2007	164	$20.12	to	$22.01	$3,549	0.19%	1.25%	to	1.40%	8.05%	to	8.17%
2006	192	$18.60	to	$20.35	$3,845	0.21%	1.25%	to	1.40%	17.23%	to	17.43%
2005	252	$15.85	to	$17.06	$4,318	-	1.25%	to	1.40%	7.50%	to	7.75%
2004	367	$14.71	to	$15.87	$5,865	-	1.25%	to	1.40%	12.47%	to	12.63%
2003	462	$13.06	to	$14.11	$6,565	-	1.25%	to	1.40%	30.05%	to	30.21%

176

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2007	207	$29.57		$6,114	-	1.40%	16.37%
2006	253	$25.41		$6,433	-	1.40%	6.72%
2005	358	$23.81		$8,518	-	1.40%	11.11%
2004	489	$21.43		$10,473	-	1.40%	13.81%
2003	627	$18.83		$11,813	-	1.40%	38.15%
Federated Prime Money Fund II
2007	142	$13.51		$1,915	4.73%	1.40%	3.45%
2006	161	$13.06		$2,102	4.36%	1.40%	3.08%
2005	197	$12.67		$2,500	2.40%	1.40%	1.28%
2004	266	$12.51		$3,326	0.78%	1.40%	-0.64%
2003	392	$12.59		$4,930	0.71%	1.40%	-0.71%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	6,848	$13.79	to $31.42	$144,175	1.66%	0.75% to 1.90%	-0.43% to 0.75%
2006	9,118	$13.85	to $31.39	$187,746	3.26%	0.75% to 1.90%	17.97% to 19.32%
2005	11,050	$11.74	to $26.48	$191,800	1.68%	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31	to $25.37	$218,459	1.49%	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33	to $23.07	$192,149	1.64%	0.75% to 1.90%	27.85% to 29.33%
Fidelity® VIP Growth Portfolio - Initial Class
2007	696	$15.18	to $25.21	$16,955	0.80%	0.75% to 1.50%	25.09% to 25.99%
2006	728	$12.05	to $20.01	$14,214	0.65%	0.75% to 1.50%	5.24% to 6.10%
2005	6,697	$6.49 to $24.43		$90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41		$109,798	0.28%	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97		$125,864	0.26%	0.75% to 1.90%	30.44% to 31.85%
Fidelity® VIP High Income Portfolio - Initial Class
2007	8	$10.71	to $12.31	$103	5.52%	0.80% to 1.25%	1.52%
2006	20	$10.55	to $12.08	$223	0.24%	0.80% to 1.25%	9.78% to 10.42%
2005	3,628	$8.87 to $13.08		$39,781	14.63%	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92		$47,964	8.75%	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96		$56,970	6.32%	0.95% to 2.25%	24.90% to 26.10%

177

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
2005	808	$12.98	to	$19.38	$15,059	0.62%	0.75%	to	1.50%	17.27%	to	18.18%
2004	986	$10.99	to	$16.51	$15,669	1.18%	0.75%	to	1.50%	11.93%	to	12.79%
2003	979	$9.75	to	$14.74	$13,904	0.58%	0.75%	to	1.50%	41.30%	to	42.34%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
2005	14,205	$11.82	to	$31.73	$286,196	0.28%	0.75%	to	1.90%	14.76%	to	16.07%
2004	13,694	$10.30	to	$27.52	$243,399	0.31%	0.75%	to	1.90%	13.19%	to	14.61%
2003	11,483	$9.10	to	$24.17	$188,055	0.43%	0.75%	to	1.90%	-29.37%	to	27.50%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%
2005	2,538	$19.27	to	$22.90	$56,445	1.88%	1.25%	to	1.40%	3.34%	to	3.49%
2004	3,269	$18.62	to	$22.16	$70,298	1.34%	1.25%	to	1.40%	9.11%	to	9.21%
2003	3,762	$17.05	to	$20.31	$74,266	1.44%	1.25%	to	1.40%	26.62%	to	26.86%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	61	$17.66			$1,079	4.37%	1.40%			2.91%
2006	71	$17.16			$1,210	4.63%	1.40%			2.88%
2005	105	$16.40	to	$16.68	$1,759	3.82%	1.25%	to	1.40%	0.79%	to	0.92%
2004	118	$16.25	to	$16.55	$1,958	4.38%	1.25%	to	1.40%	2.99%	to	3.11%
2003	140	$15.76	to	$16.07	$2,244	4.39%	1.25%	to	1.40%	3.74%	to	3.89%
Franklin Small Cap Value Securities Fund - Class 2
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
2005	278	$15.62	to	$16.16	$4,461	0.61%	0.75%	to	1.50%	7.13%	to	8.02%
2004	294	$14.58	to	$14.96	$4,384	0.04%	0.75%	to	1.50%	22.18%	to	22.82%
2003	55	$12.02	to	$12.18	$662	0.19%	0.75%	to	1.25%	30.59%	to	31.11%

178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series U
2007	1,490	$11.14 to $11.70		$16,973	2.40%	1.45% to 2.40%	1.46% to 2.45%
2006	1,758	$10.98	to $11.42	$19,637	2.57%	1.45% to 2.40%	4.77% to 5.74%
2005	2,214	$10.48	to $10.80	$23,508	2.19%	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59	to $10.80	$27,273	1.91%	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49	to $10.60	$30,078	-	1.45% to 2.40%	5.21% to 6.00%
ING GET Fund - Series V
2007	2,539	$9.95 to $10.42		$25,731	2.33%	1.45% to 2.40%	2.47% to 3.48%
2006	3,117	$9.71 to $10.07		$30,716	2.25%	1.45% to 2.40%	1.89% to 2.86%
2005	4,571	$9.53 to $9.79		$44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85		$55,481	1.00%	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77		$74,677	(a)	1.45% to 2.40%	(a)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	13	$13.63	to $13.90	$183	-	0.75% to 1.50%	9.21% to 9.97%
2006	46	$12.48	to $12.64	$577	-	0.75% to 1.50%	0.24% to 1.04%
2005	16	$12.45	to $12.51	$201	(c)	0.75% to 1.50%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING American Funds Growth Portfolio
2007	1,968	$14.03 to $14.46		$28,095	0.26%	0.95% to 1.90%	5.55% to 10.72%
2006	2,461	$12.80	to $13.33	$31,969	0.17%	0.95% to 1.90%	7.65% to 8.56%
2005	1,596	$11.89	to $12.03	$20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49	to $10.50	$1,774	(b)	0.95% to 1.90%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)
ING American Funds Growth-Income Portfolio
2007	1,948	$12.33	to $12.92	$24,551	0.99%	0.95% to 1.90%	2.49% to 3.50%
2006	2,517	$12.03	to $12.53	$30,744	0.73%	0.95% to 1.90%	12.43% to 13.49%
2005	1,896	$10.70	to $10.82	$22,150	0.42%	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36	to $10.37	$2,347	(b)	0.95% to 1.90%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)

179

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds International Portfolio
2007	1,687	$17.09	to $17.87	$29,453	0.89%	0.95% to 1.90%	17.14% to 18.33%
2006	2,095	$14.59	to $15.16	$30,978	0.86%	0.95% to 1.90%	16.07% to 17.15%
2005	2,168	$12.57	to $12.71	$27,749	0.53%	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59	to $10.61	$9,074	(b)	0.95% to 1.90%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	4,435	$9.74 to $10.45		$43,667	(e)	0.75% to 1.90%	(e)
2006	(e)		(e)	(e)	(e)	(e)	(e)
2005	(e)		(e)	(e)	(e)	(e)	(e)
2004	(e)		(e)	(e)	(e)	(e)	(e)
2003	(e)		(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Service Class
2007	41	$13.51	to $13.69	$556	0.18%	0.75% to 1.25%	7.22% to 7.71%
2006	44	$12.60	to $12.71	$562	-	0.75% to 1.25%	12.40% to 13.08%
2005	45	$11.21	to $11.24	$505	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Evergreen Omega Portfolio - Institutional Class
2007	947	$11.72	to $13.21	$11,913	0.33%	0.95% to 1.90%	9.80% to 10.82%
2006	1,258	$10.62	to $11.92	$14,399	-	0.95% to 1.90%	3.90% to 4.93%
2005	1,492	$10.17	to $11.36	$17,454	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2007	2,569	$11.06	to $11.27	$28,743	0.26%	0.95% to 1.90%	12.63% to 13.65%
2006	2,932	$9.82 to $9.94		$28,943	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)

180

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2007	84	$14.68	to $14.97	$1,256	0.07%	0.75% to 1.50%	12.84% to 13.58%
2006	125	$13.01	to $13.18	$1,644	-	0.75% to 1.50%	10.58% to 11.13%
2005	30	$11.82	to $11.86	$356	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING FMRSM Large Cap Growth Portfolio - Institutional
Class
2007	5,669	$10.12	to $11.07	$60,289	0.22%	0.75% to 1.90%	1.79% to 2.79%
2006	7,527	$10.04	to $10.77	$78,216	-	0.95% to 1.90%	0.95% to 1.89%
2005	2,299	$9.90 to $10.57		$25,074	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2007	18	$9.71 to $9.86		$174	-	0.95% to 1.90%	-0.61% to 0.31%
2006	11	$9.77 to $9.83		$109	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Franklin Income Portfolio - Service Class
2007	628	$10.96	to $11.14	$6,948	1.10%	0.95% to 1.90%	0.64% to 1.64%
2006	395	$10.89	to $10.96	$4,316	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Franklin Mutual Shares Portfolio - Service Class
2007	307	$11.85	to $11.92	$3,654	(e)	0.95% to 1.90%	(e)
2006	(e)		(e)	(e)	(e)	(e)	(e)
2005	(e)		(e)	(e)	(e)	(e)	(e)
2004	(e)		(e)	(e)	(e)	(e)	(e)
2003	(e)		(e)	(e)	(e)	(e)	(e)

181

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Real Estate Portfolio - Service Class
2007	192	$12.35	to $12.55	$2,393	3.72%	0.95% to 1.90%	-9.06% to -8.19%
2006	148	$13.58	to $13.67	$2,017	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Global Resources Portfolio - Service Class
2007	827	$12.93	to $14.18	$11,102	0.02%	0.75% to 1.90%	30.74% to 31.93%
2006	162	$9.89 to $9.96		$1,610	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	548	$15.45	to $20.23	$9,890	1.13%	0.95% to 1.90%	36.12% to 37.48%
2006	319	$11.35	to $14.76	$4,487	0.62%	0.95% to 1.90%	34.28% to 34.55%
2005	110	$10.97		$1,210	(c)	1.25% to 1.40%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	415	$24.42	to $24.92	$10,312	0.96%	0.75% to 1.50%	36.42% to 37.45%
2006	349	$17.90	to $18.13	$6,325	0.56%	0.75% to 1.50%	33.78% to 34.80%
2005	195	$13.38	to $13.45	$2,620	(c)	0.75% to 1.50%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2007	327	$12.59	to $12.92	$4,187	0.32%	0.95% to 1.90%	-3.45% to -2.49%
2006	524	$13.04	to $13.25	$6,901	0.08%	0.95% to 1.90%	14.79% to 15.82%
2005	803	$11.36	to $11.44	$9,171	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)

182

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	11	$12.63	to	$12.80	$145	0.40%	0.75% to 1.25%			-2.92% to -2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
2005	1	$11.33			$16	(c)	0.75%			(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	2,233	$12.20	to	$12.51	$27,694	1.55%	0.95%	to	1.90%	-2.79% to -1.96%
2006	3,256	$12.55	to	$12.76	$41,313	0.72%	0.95%	to	1.90%	18.17% to 19.36%
2005	4,224	$10.62	to	$10.69	$45,057	(c)	0.95%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Value Opportunities Portfolio -
Service Class
2007	236	$12.27	to	$12.32	$2,897	1.30%	1.25%	to	1.40%	-2.54% to -2.38%
2006	281	$12.59	to	$12.62	$3,543	0.35%	1.25%	to	1.40%	18.33% to 18.50%
2005	300	$10.64	to	$10.65	$3,197	(c)	1.25%	to	1.40%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Julius Baer Foreign Portfolio - Service Class
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27% to 15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57% to 28.24%
2005	163	$13.31	to	$13.42	$2,191	0.08%	0.75%	to	1.25%	14.51%
2004	21	$11.72			$242	(b)	0.75%			(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)
ING Legg Mason Value Portfolio - Institutional Class
2007	1,895	$10.94	to	$11.39	$21,314	-	0.95%	to	1.90%	-12.20% to -6.64%
2006	2,636	$11.95	to	$12.46	$31,996	-	0.95%	to	1.90%	4.73% to 5.81%
2005	3,079	$11.41	to	$11.53	$37,805	-	0.95%	to	1.90%	4.20% to 5.20%
2004	80	$10.95	to	$10.96	$882	(b)	0.95%	to	1.90%	(b)
2003	(b)		(b)		(b)	(b)		(b)		(b)

183

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Value Portfolio - Service Class
2007	38	$11.21	to $11.36	$434	-	0.75% to 1.25%	-7.20% to -6.73%
2006	47	$12.08	to $12.18	$571	-	0.75% to 1.25%	5.23% to 5.73%
2005	64	$11.46	to $11.52	$731	(c)	0.75% to 1.50%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2007	175	$12.38	to $12.66	$2,201	0.93%	0.95% to 1.90%	1.39% to 2.26%
2006	101	$12.25	to $12.38	$1,239	0.10%	0.95% to 1.75%	16.11% to 17.01%
2005	50	$10.55	to $10.58	$532	(c)	0.95% to 1.75%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING LifeStyle Growth Portfolio - Service Class
2007	671	$12.05	to $12.33	$8,193	1.04%	0.95% to 1.90%	1.86% to 2.92%
2006	738	$11.83	to $11.98	$8,785	0.58%	0.95% to 1.90%	13.31% to 14.31%
2005	220	$10.44	to $10.48	$2,302	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	1,236	$11.79	to $12.06	$14,773	1.29%	0.95% to 1.90%	2.70% to 3.70%
2006	1,194	$11.48	to $11.63	$13,815	1.02%	0.95% to 1.90%	11.24% to 12.37%
2005	333	$10.32	to $10.35	$3,437	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING LifeStyle Moderate Portfolio - Service Class
2007	1,051	$11.53	to $11.79	$12,276	1.67%	0.95% to 1.90%	3.04% to 3.97%
2006	924	$11.19	to $11.34	$10,417	1.26%	0.95% to 1.90%	9.28% to 10.42%
2005	383	$10.24 to $10.27		$3,932	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)

184

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Institutional
Class
2007	628	$11.07	to $11.21	$7,030	0.06%	0.75% to 1.50%	3.06% to 3.51%
2006	4	$10.79	to $10.83	$45	(d)	0.75% to 1.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Service Class
2007	86	$11.02	to $11.17	$955	1.58%	0.95% to 1.75%	2.32% to 3.23%
2006	99	$10.75	to $10.82	$1,071	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Marsico Growth Portfolio - Service Class
2007	171	$11.25	to $13.48	$2,142	-	0.75% to 1.90%	11.94% to 13.28%
2006	83	$10.05	to $11.90	$918	-	0.75% to 1.90%	3.60% to 4.20%
2005	18	$11.39	to $11.42	$210	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Marsico International Opportunities Portfolio -
Service Class
2007	822	$12.70	to $18.37	$13,733	1.00%	0.75% to 1.90%	18.26% to 19.67%
2006	952	$10.69	to $15.35	$13,618	0.03%	0.75% to 1.90%	21.75% to 23.10%
2005	677	$12.37	to $12.47	$8,410	(c)	0.75% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING MFS Total Return Portfolio - Institutional Class
2007	7,812	$11.69	to $12.00	$92,899	3.07%	0.95% to 1.90%	2.27% to 3.27%
2006	10,701	$11.43	to $11.62	$123,605	2.62%	0.95% to 1.90%	10.01% to 11.09%
2005	13,910	$10.39	to $10.46	$145,082	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)

185

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service Class
2007	111	$14.29	to $14.72	$1,623	2.99%	0.75% to 1.50%	2.44% to 3.25%
2006	118	$13.92	to $14.37	$1,658	2.36%	0.75% to 1.50%	10.28% to 11.07%
2005	187	$12.59	to $13.03	$2,374	2.65%	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39	to $12.85	$1,922	2.76%	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29	to $11.33	$401	(a)	0.75% to 1.25%	(a)
ING MFS Utilities Portfolio - Service Class
2007	219	$18.42	to $18.79	$4,096	0.87%	0.75% to 1.50%	25.48% to 26.45%
2006	81	$14.68	to $14.86	$1,201	0.06%	0.75% to 1.50%	28.88% to 29.78%
2005	41	$11.39	to $11.45	$469	(c)	0.75% to 1.50%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Institutional
Class
2007	234	$11.49	to $13.09	$3,002	1.21%	0.95% to 2.25%	2.57% to 3.56%
2006	246	$12.19 to $12.64		$3,092	1.44%	0.95% to 1.90%	13.09% to 14.08%
2005	140	$11.00	to $11.08	$1,589	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	6	$12.83	to $13.00	$77	1.63%	0.75% to 1.25%	3.42%
2006	13	$12.57		$168	0.38%	0.75%	14.07%
2005	2	$11.02		$27	(c)	0.75%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING PIMCO High Yield Portfolio - Service Class
2007	248	$10.75	to $11.61	$2,850	6.50%	0.75% to 1.40%	1.42% to 2.11%
2006	346	$10.55	to $11.37	$3,918	6.45%	0.75% to 1.50%	7.42% to 8.08%
2005	284	$10.48	to $10.54	$2,987	(c)	0.75% to 1.40%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)

186

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Equity Income Portfolio - Institutional
Class
2007	686	$9.07	to	$9.19	$6,290	(e)	0.75% to 1.50%	(e)
2006	(e)		(e)		(e)	(e)	(e)	(e)
2005	(e)		(e)		(e)	(e)	(e)	(e)
2004	(e)		(e)		(e)	(e)	(e)	(e)
2003	(e)		(e)		(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75% to 2.25%	2.97% to 4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75% to 2.25%	14.47% to 15.88%
2005	2,096	$10.95	to	$11.02	$27,255	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75% to 1.50%	4.99%
2006	3	$10.63			$36	(d)	0.75%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95% to 1.90%	3.61% to 4.44%
2006	33	$10.52	to	$10.58	$344	(d)	0.95% to 1.75%	(d)
2005	(d)		(d)		(d)	(d)	(d)	(d)
2004	(d)		(d)		(d)	(d)	(d)	(d)
2003	(d)		(d)		(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75% to 1.50%	2.84% to 3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75% to 1.50%	13.27% to 13.76%
2005	80	$10.93	to	$10.97	$878	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)		(c)	(c)	(c)	(c)
2003	(c)		(c)		(c)	(c)	(c)	(c)

187

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	486	$11.13	to $17.84	$7,362	1.39%	0.75% to 1.90%	1.09% to 2.30%
2006	419	$11.01	to $17.57	$6,350	1.24%	0.75% to 1.90%	17.29% to 18.16%
2005	333	$14.18	to $14.98	$4,775	1.58%	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81	to $14.63	$2,335	1.25%	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17	to $12.22	$704	(a)	0.75% to 1.25%	(a)
ING Templeton Global Growth Portfolio - Service
Class
2007	113	$11.13	to $11.31	$1,268	1.33%	0.95% to 1.90%	0.45% to 1.43%
2006	62	$11.08	to $11.15	$692	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Allocation Portfolio - Service Class
2007	502	$11.73	to $12.04	$5,992	2.02%	0.95% to 1.90%	-0.09% to 0.84%
2006	604	$11.74	to $11.94	$7,159	1.43%	0.95% to 1.90%	8.91% to 10.05%
2005	708	$10.78	to $10.85	$7,663	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	92	$12.73	to $12.99	$1,195	1.42%	0.75% to 1.50%	1.03% to 1.80%
2006	116	$12.60	to $12.76	$1,476	1.35%	0.75% to 1.50%	14.34% to 15.16%
2005	121	$11.02	to $11.08	$1,341	(c)	0.75% to 1.50%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Van Kampen Real Estate Portfolio - Service Class
2007	149	$9.95 to $10.07		$1,504	2.63%	0.75% to 1.50%	-18.97% to -18.40%
2006	88	$11.88	to $12.34	$1,079	(d)	0.75% to 1.50%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)

188

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	2,589	$9.41 to $9.63		$24,842	(e)	0.75% to 1.90%	(e)
2006	(e)		(e)	(e)	(e)	(e)	(e)
2005	(e)		(e)	(e)	(e)	(e)	(e)
2004	(e)		(e)	(e)	(e)	(e)	(e)
2003	(e)		(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	115	$11.60	to $11.70	$1,345	-	0.75% to 1.40%	6.60% to 7.34%
2006	887	$10.86	to $10.94	$9,676	(d)	0.75% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio - Service
Class
2007	37	$10.06	to $10.31	$375	1.67%	0.75% to 1.75%	-5.36% to -4.45%
2006	21	$10.63	to $10.79	$225	(d)	0.75% to 1.75%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	32	$9.86 to $10.08		$318	-	0.75% to 1.75%	-5.37% to -4.45%
2006	36	$10.42	to $10.55	$374	(d)	0.75% to 1.75%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING American Century Large Company Value
Portfolio - Service Class
2007	21	$12.57	to $12.93	$268	1.76%	0.75% to 1.25%	-3.23% to -2.78%
2006	14	$12.99	to $13.30	$187	0.28%	0.75% to 1.25%	17.88% to 18.43%
2005	12	$11.02	to $13.27	$130	1.16%	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02	to $13.23	$387	1.06%	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14	to $12.14	$179	0.65%	0.75% to 1.25%	29.67%

189

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Century Small-Mid Cap Value
Portfolio - Service Class
2007	89	$14.88	to $17.62	$1,399	0.39%	0.75% to 1.50%	-4.31% to -3.60%
2006	102	$15.55	to $18.32	$1,650	0.01%	0.75% to 1.50%	13.67% to 14.58%
2005	107	$13.68	to $16.02	$1,511	0.24%	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87	to $15.00	$1,034	-	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81	to $12.48	$561	0.16%	0.75% to 1.25%	16.24% to 34.53%
ING Baron Asset Portfolio - Service Class
2007	63	$10.85	to $10.94	$688	-	0.75% to 1.25%	7.53% to 8.10%
2006	1	$10.09	to $10.12	$7	(d)	0.75% to 1.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Baron Small Cap Growth Portfolio - Service Class
2007	329	$10.46	to $20.69	$5,233	-	0.75% to 1.90%	4.08% to 5.32%
2006	541	$10.05	to $19.69	$7,061	-	0.75% to 1.90%	13.49% to 14.40%
2005	248	$15.20	to $17.25	$3,883	-	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37	to $16.22	$2,941	-	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40	to $12.79	$1,381	-	0.75% to 1.50%	18.29% to 32.34%
ING Columbia Small Cap Value II Portfolio - Service
Class
2007	164	$10.12	to $10.32	$1,676	0.08%	0.75% to 1.90%	1.00% to 2.18%
2006	327	$10.02	to $10.10	$3,294	(d)	0.75% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	274	$11.15	to $13.92	$3,386	0.26%	0.75% to 1.90%	2.20% to 3.42%
2006	173	$10.91	to $15.96	$2,083	-	0.75% to 1.90%	12.11% to 13.01%
2005	83	$11.31	to $14.15	$982	-	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05	to $13.75	$1,485	-	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34	to $12.80	$1,215	0.75%	0.75% to 1.50%	39.53%

190

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan International Portfolio - Initial Class
2007	2,156	$11.64	to $34.69	$37,905	2.10%	0.75% to 1.90%	7.98% to 9.29%
2006	2,902	$10.78	to $31.74	$45,361	0.92%	0.75% to 1.90%	19.91% to 21.29%
2005	3,204	$8.99 to $26.17		$43,806	0.75%	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96		$44,030	1.15%	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30		$34,019	1.05%	0.75% to 1.90%	27.05% to 28.48%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2007	165	$17.23	to $20.01	$2,982	0.52%	0.75% to 1.50%	0.82% to 1.58%
2006	156	$17.09	to $19.74	$2,766	-	0.75% to 1.50%	14.78% to 15.69%
2005	137	$14.89	to $17.10	$2,101	0.28%	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93	to $15.92	$2,215	0.21%	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73	to $13.32	$678	0.48%	0.75% to 1.50%	28.46% to 29.02%
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2007	2,545	$5.90 to $17.61		$32,332	-	0.75% to 1.90%	-3.44% to -2.34%
2006	3,252	$6.11 to $18.04		$42,509	-	0.75% to 1.90%	8.14% to 9.47%
2005	3,880	$5.65 to $16.48		$48,357	-	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90		$53,255	-	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68		$58,639	-	0.75% to 1.90%	35.59% to 37.25%
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2007	1,011	$10.94	to $11.12	$11,164	4.84%	0.95% to 1.90%	5.29% to 6.31%
2006	1,107	$10.39	to $10.46	$11,549	(d)	0.95% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Partners Portfolio - Initial
Class
2007	3,598	$10.99	to $11.28	$40,033	0.28%	0.95% to 2.25%	6.43% to 7.82%
2006	4,756	$10.30	to $10.49	$49,253	(d)	0.95% to 2.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
191

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Neuberger Berman Partners Portfolio - Service
Class
2007	4	$11.23	to	$11.33	$47	(e)	0.75%	to	1.25%	(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
2004	(e)		(e)		(e)	(e)		(e)		(e)
2003	(e)		(e)		(e)	(e)		(e)		(e)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	13	$10.11	to	$10.25	$134	0.40%	0.95%	to	1.75%	0.50% to 1.38%
2006	37	$10.05	to	$10.11	$370	(d)	0.95%	to	1.90%	(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	65	$11.59	to	$14.68	$805	1.21%	0.75% to 1.50%			-5.46% to -4.68%
2006	90	$12.26	to	$15.43	$1,186	0.91%	0.75%	to	1.50%	8.88% to 9.60%
2005	121	$11.26	to	$14.11	$1,444	0.39%	0.75%	to	1.50%	1.17% to 1.94%
2004	180	$11.13	to	$13.87	$2,116	1.01%	0.75%	to	1.50%	8.69% to 9.42%
2003	116	$10.24	to	$12.69	$1,250	1.66%	0.75%	to	1.50%	28.66%
ING Oppenheimer Global Portfolio - Initial Class
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48% to 5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80% to 17.09%
2005	15,774	$11.62	to	$12.04	$193,562	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29% to 7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07% to 7.66%
2005	7,202	$9.99	to	$10.13	$75,516	(c)	0.75%	to	1.90%	(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)

192

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Service
Class
2007	2	$11.51		$20	9.52%	1.25%	7.27%
2006	-	$10.73		$1	(d)	1.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING PIMCO Total Return Portfolio - Service Class
2007	620	$12.51	to $13.06	$8,027	3.35%	0.75% to 1.50%	7.75% to 8.56%
2006	563	$11.61	to $12.03	$6,721	1.62%	0.75% to 1.50%	2.47% to 3.26%
2005	492	$11.31	to $11.65	$5,693	1.55%	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18	to $11.50	$3,885	-	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82	to $11.10	$2,613	3.68%	0.75% to 1.50%	0.93% to 3.26%
ING Pioneer High Yield Portfolio - Initial Class
2007	32	$11.08	to $11.18	$355	23.40%	0.75% to 1.25%	4.73% to 5.37%
2006	2	$10.58	to $10.61	$21	(d)	0.75% to 1.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Solution 2015 Portfolio - Service Class
2007	119	$11.99	to $12.23	$1,452	0.58%	0.75% to 1.50%	3.01% to 3.82%
2006	82	$11.64	to $11.78	$959	0.27%	0.75% to 1.50%	9.36% to 9.89%
2005	6	$10.68	to $10.72	$68	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Service Class
2007	191	$12.53	to $12.70	$2,417	0.43%	0.75% to 1.25%	3.30% to 3.84%
2006	70	$12.13	to $12.23	$853	0.23%	0.75% to 1.25%	11.18% to 11.79%
2005	11	$10.91	to $10.94	$125	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)

193

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2035 Portfolio - Service Class
2007	125	$12.97	to $13.15	$1,630	0.58%	0.75% to 1.25%	4.01% to 4.53%
2006	36	$12.47	to $12.58	$453	0.11%	0.75% to 1.25%	12.65%
2005	(c)	$11.07		$3	(c)	1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Service Class
2007	102	$13.38	to $13.56	$1,381	0.36%	0.75% to 1.25%	4.45% to 4.95%
2006	21	$12.81	to $12.92	$272	0.05%	0.75% to 1.25%	13.66%
2005	(c)	$11.27		$3	(c)	1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING Solution Income Portfolio - Service Class
2007	110	$11.35	to $11.51	$1,264	1.20%	0.75% to 1.25%	3.94% to 4.45%
2006	37	$10.92	to $11.02	$408	0.18%	0.75% to 1.25%	6.02%
2005	13	$10.30		$138	(c)	1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	4,927	$12.59	to $14.23	$68,707	0.19%	0.75% to 1.90%	11.23% to 12.51%
2006	6,287	$11.90	to $12.67	$78,292	-	0.75% to 1.90%	7.04% to 8.35%
2005	7,857	$11.07	to $11.73	$90,830	(c)	0.75% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2007	1,963	$12.35	to $32.60	$53,823	0.49%	0.75% to 1.50%	8.25% to 9.05%
2006	2,343	$12.35	to $30.09	$60,240	0.23%	0.75% to 1.50%	11.65% to 12.44%
2005	2,307	$13.30	to $26.93	$64,310	0.49%	0.75% to 1.50%	4.59% to 5.39%
2004	2,801	$12.62	to $25.72	$73,921	0.15%	0.75% to 1.50%	8.39% to 9.21%
2003	3,123	$11.57	to $23.71	$74,887	0.15%	0.75% to 1.50%	28.96% to 30.00%

194

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Service
Class
2007	121	$12.60	to $12.82	$1,538	1.07%	0.75% to 1.90%	13.00% to 14.36%
2006	64	$11.15	to $11.22	$715	(d)	0.75% to 1.90%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Initial Class
2007	1,750	$7.43 to $34.35		$27,434	0.48%	0.75% to 1.90%	5.24% to 6.45%
2006	2,035	$7.06 to $32.27		$28,919	0.47%	0.75% to 1.90%	14.61% to 15.95%
2005	2,322	$6.16 to $27.83		$30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61		$38,224	0.42%	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64		$39,287	0.20%	0.75% to 1.90%	25.68% to 27.14%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2007	2,083	$8.23 to $18.78		$30,926	0.72%	0.75% to 1.90%	-0.72% to 0.43%
2006	2,519	$8.29 to $18.70		$36,982	0.79%	0.75% to 1.90%	12.33% to 13.68%
2005	3,105	$7.38 to $16.45		$40,268	0.88%	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16		$43,678	0.77%	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31		$42,940	0.57%	0.75% to 1.90%	22.69% to 24.04%
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
2007	4	$9.95 to $10.09		$36	-	0.95% to 1.75%	2.90% to 3.81%
2006	3	$9.67 to $9.72		$29	(d)	0.95% to 1.75%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Service Class
2007	180	$13.64	to $16.31	$2,568	1.24%	0.75% to 1.50%	-3.74% to -3.00%
2006	221	$14.17	to $16.85	$3,248	0.66%	0.75% to 1.50%	14.09% to 14.99%
2005	252	$12.42	to $14.68	$3,224	0.60%	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18	to $14.32	$3,726	-	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64	to $12.38	$899	0.77%	0.75% to 1.25%	28.04% to 28.69%

195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio -
Initial Class
2007	9,133	$12.07	to $12.49	$112,954	2.44%	0.75% to 1.90%	1.59% to 2.83%
2006	11,772	$11.84	to $12.18	$142,375	1.91%	0.75% to 1.90%	10.52% to 11.84%
2005	13,462	$10.66	to $10.91	$146,295	(c)	0.75% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	712	$17.01	to $20.42	$13,112	3.40%	0.75% to 1.50%	4.23% to 4.99%
2006	802	$16.28	to $19.45	$14,115	2.69%	0.75% to 1.50%	6.77% to 7.58%
2005	795	$15.95	to $18.08	$16,483	1.95%	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55	to $17.54	$18,730	1.82%	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58	to $16.37	$19,422	2.31%	0.75% to 1.40%	12.05% to 12.82%
ING VP Strategic Allocation Growth Portfolio - Class I
2007	716	$10.96	to $22.91	$14,104	1.78%	0.75% to 2.25%	2.62% to 4.28%
2006	800	$10.68	to $21.97	$15,119	1.35%	0.75% to 2.25%	10.67% to 12.32%
2005	633	$16.45	to $19.56	$14,815	1.22%	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68	to $18.56	$15,631	1.04%	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18	to $16.69	$14,808	0.87%	0.75% to 2.25%	22.52% to 23.45%
ING VP Strategic Allocation Moderate Portfolio -
Class I
2007	893	$11.21	to $21.55	$16,300	2.24%	0.75% to 2.25%	3.13% to 4.71%
2006	1,165	$10.87	to $20.58	$20,258	1.93%	0.75% to 2.25%	8.70% to 10.35%
2005	953	$12.95	to $18.65	$21,319	1.57%	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45	to $17.95	$20,822	1.30%	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19	to $16.41	$16,937	1.41%	0.75% to 2.25%	17.79% to 18.57%
ING VP Growth and Income Portfolio - Class I
2007	12,365	$8.47 to $324.86		$339,189	1.33%	0.75% to 2.25%	5.09% to 6.62%
2006	14,714	$8.06 to $305.35		$372,591	1.14%	0.75% to 2.25%	11.63% to 13.32%
2005	15,346	$7.36 to $231.60		$383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86		$423,357	2.31%	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58		$455,361	-	0.75% to 2.25%	-24.93% to 25.16%

196

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 1
2007	1,260	$10.92	to $11.41	$14,041	2.57%	1.45% to 2.40%	1.49% to 2.42%
2006	1,515	$10.76	to $11.14	$16,578	2.46%	1.45% to 2.40%	5.08% to 6.20%
2005	1,865	$10.24	to $10.49	$19,331	2.38%	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32	to $10.48	$23,042	0.68%	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22	to $10.28	$25,945	(a)	1.45% to 2.40%	(a)
ING GET U.S. Core Portfolio - Series 2
2007	566	$10.61	to $11.06	$6,128	2.87%	1.45% to 2.40%	2.12% to 3.08%
2006	854	$10.39	to $10.73	$9,019	2.88%	1.45% to 2.40%	4.11% to 5.09%
2005	1,432	$9.98 to $10.21		$14,471	2.63%	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14	to $10.27	$19,803	0.10%	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02	to $10.05	$24,501	(a)	1.45% to 2.40%	(a)
ING GET U.S. Core Portfolio - Series 3
2007	2,204	$10.34	to $10.76	$23,314	2.48%	1.45% to 2.40%	2.38% to 3.46%
2006	2,752	$10.10	to $10.40	$28,242	2.51%	1.45% to 2.40%	3.80% to 4.84%
2005	4,182	$9.73 to $9.92		$41,138	1.97%	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99		$54,614	-	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00		$1,965	(a)	0.95% to 1.75%	(a)
ING GET U.S. Core Portfolio - Series 4
2007	364	$10.88	to $11.29	$4,033	2.95%	1.45% to 2.40%	1.21% to 2.17%
2006	469	$10.75	to $11.05	$5,115	2.72%	1.45% to 2.40%	5.29% to 6.35%
2005	569	$10.21	to $10.39	$5,868	1.74%	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33	to $10.41	$8,173	(b)	1.45% to 2.40%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 5
2007	206	$11.32	to $11.72	$2,393	1.73%	1.45% to 2.40%	-0.35% to 0.69%
2006	284	$11.36	to $11.64	$3,282	1.93%	1.45% to 2.40%	8.60% to 9.60%
2005	374	$10.46	to $10.62	$3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44	to $10.50	$4,428	(b)	1.45% to 2.40%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)

197

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2007	2,779	$10.96	to $11.31	$31,137	2.38%	1.45% to 2.40%	0.83% to 1.80%
2006	3,851	$10.87	to $11.11	$42,523	2.61%	1.45% to 2.40%	7.84% to 8.81%
2005	6,780	$10.08	to $10.21	$68,984	0.38%	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06	to $10.09	$88,090	(b)	1.45% to 2.40%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 7
2007	1,751	$10.84	to $11.16	$19,355	2.47%	1.45% to 2.40%	0.84% to 1.73%
2006	2,664	$10.75	to $10.97	$29,018	2.50%	1.45% to 2.40%	7.61% to 8.72%
2005	4,298	$9.99 to $10.09		$43,222	0.06%	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00		$57,015	(b)	0.95% to 1.90%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 8
2007	1,361	$10.98	to $11.27	$15,240	1.97%	1.45% to 2.40%	1.10% to 2.08%
2006	2,552	$10.86	to $11.04	$28,056	1.80%	1.45% to 2.40%	8.06% to 9.09%
2005	3,197	$10.05	to $10.12	$32,287	(c)	1.45% to 2.40%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 9
2007	1,076	$10.88	to $11.10	$11,868	2.53%	1.45% to 2.25%	1.59% to 2.49%
2006	1,856	$10.71	to $10.83	$20,035	1.29%	1.45% to 2.25%	7.64% to 8.52%
2005	2,337	$9.94 to $10.00		$23,302	(c)	1.45% to 2.40%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 10
2007	909	$10.82	to $11.02	$9,950	2.31%	1.45% to 2.25%	1.22% to 2.04%
2006	1,672	$10.69	to $10.80	$18,001	0.75%	1.45% to 2.25%	7.33% to 8.22%
2005	2,176	$9.96 to $10.00		$21,698	(c)	1.45% to 2.40%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)

198

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2007	1,072	$10.50	to $10.71	$11,430	3.86%	1.45% to 2.40%	-0.38% to 0.56%
2006	1,783	$10.54	to $10.65	$18,897	0.11%	1.45% to 2.40%	5.29% to 6.29%
2005	2,425	$10.01	to $10.02	$24,279	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 12
2007	3,718	$11.21	to $11.41	$42,061	1.30%	1.45% to 2.40%	0.54% to 1.51%
2006	4,373	$11.15	to $11.24	$48,943	(d)	1.45% to 2.40%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 13
2007	3,214	$10.30	to $10.45	$33,324	0.61%	1.45% to 2.40%	2.39% to 3.36%
2006	4,416	$10.06	to $10.11	$44,505	(d)	1.45% to 2.40%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 14
2007	2,501	$10.18	to $10.28	$25,572	-	1.45% to 2.40%	2.50% to 2.80%
2006	9	$10.00		$85	(d)	0.95% to 1.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING VP Global Science and Technology Portfolio -
Class I
2007	1,830	$4.86 to $16.58		$9,192	-	0.75% to 1.90%	16.82% to 18.20%
2006	1,911	$4.14 to $14.07		$8,139	-	0.75% to 1.90%	5.24% to 6.60%
2005	2,617	$3.92 to $13.24		$10,507	-	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96		$10,373	-	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23		$13,372	-	0.75% to 1.90%	42.64% to 44.62%

199

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth Portfolio - Class I
2007	1,280	$6.72 to $19.23		$17,364	0.17%	0.75% to 1.90%	15.66% to 16.97%
2006	1,613	$5.81 to $16.44		$18,754	0.06%	0.75% to 1.90%	0.69% to 1.89%
2005	1,858	$5.77 to $16.14		$23,711	0.68%	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86		$28,081	0.12%	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97		$32,091	(a)	0.75% to 1.90%	27.75% to 29.46%
ING VP Index Plus LargeCap Portfolio - Class I
2007	10,284	$9.42 to $23.96		$155,324	1.17%	0.75% to 2.25%	2.70% to 4.22%
2006	9,664	$9.15 to $22.99		$152,360	1.09%	0.75% to 2.25%	11.99% to 13.70%
2005	9,069	$8.14 to $20.22		$161,314	1.24%	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33		$182,362	1.01%	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61		$186,926	1.03%	0.75% to 2.25%	23.89% to 25.16%
ING VP Index Plus MidCap Portfolio - Class I
2007	606	$11.44	to $25.34	$14,668	0.80%	0.75% to 1.50%	3.90% to 4.68%
2006	724	$10.94	to $24.21	$16,714	0.62%	0.75% to 1.50%	7.81% to 8.63%
2005	859	$16.06	to $22.30	$18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59	to $20.23	$18,233	0.40%	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63	to $17.49	$15,032	0.44%	0.75% to 1.50%	30.49% to 31.40%
ING VP Index Plus SmallCap Portfolio - Class I
2007	375	$15.87	to $18.33	$6,359	0.46%	0.75% to 1.50%	-7.63% to -6.92%
2006	480	$11.11	to $19.70	$8,727	0.41%	0.75% to 1.50%	12.07% to 13.00%
2005	614	$15.33	to $17.45	$9,917	0.31%	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45	to $16.34	$8,963	0.14%	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02	to $13.49	$6,712	0.16%	0.75% to 1.50%	34.15% to 35.13%
ING VP Small Company Portfolio - Class I
2007	2,343	$13.81	to $30.74	$53,080	0.20%	0.75% to 1.90%	3.91% to 5.13%
2006	3,127	$13.29	to $29.24	$68,006	0.41%	0.75% to 1.90%	14.57% to 15.93%
2005	3,533	$11.60	to $25.23	$72,337	0.14%	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72	to $23.05	$82,870	0.28%	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30		$80,458	0.24%	0.75% to 1.90%	34.84% to 36.42%

200

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2007	398	$15.20	to $23.39	$8,809	1.74%	0.75% to 1.50%	1.50% to 2.23%
2006	531	$11.05	to $22.88	$11,521	1.42%	0.75% to 1.50%	14.29% to 15.15%
2005	684	$12.96	to $19.87	$12,906	1.88%	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23	to $18.71	$16,285	0.82%	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21	to $17.11	$18,645	0.76%	0.75% to 1.50%	22.79% to 23.63%
ING VP Value Opportunity Portfolio - Class S
2007	68	$11.37	to $11.60	$784	1.62%	0.95% to 1.90%	0.80% to 1.75%
2006	105	$11.28	to $11.40	$1,192	1.49%	0.95% to 1.90%	13.60% to 14.69%
2005	145	$9.93 to $9.94		$1,436	(c)	0.95% to 1.90%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING VP Financial Services Portfolio - Class I
2007	54	$11.76	to $12.08	$653	1.67%	0.75% to 1.50%	-13.72% to -13.16%
2006	31	$11.36	to $13.91	$426	1.19%	0.75% to 1.50%	16.06% to 16.60%
2005	11	$11.83	to $11.93	$126	(c)	0.75% to 1.25%	(c)
2004	(c)		(c)	(c)	(c)	(c)	(c)
2003	(c)		(c)	(c)	(c)	(c)	(c)
ING VP High Yield Bond Portfolio - Class I
2007	2,273	$10.47	to $10.74	$24,256	8.10%	0.95% to 2.25%	-0.48% to 0.94%
2006	3,105	$10.52	to $10.64	$32,955	(d)	0.95% to 2.25%	(d)
2005	(d)		(d)	(d)	(d)	(d)	(d)
2004	(d)		(d)	(d)	(d)	(d)	(d)
2003	(d)		(d)	(d)	(d)	(d)	(d)
ING VP International Value Portfolio - Class I
2007	345	$18.07	to $20.65	$6,503	1.89%	0.75% to 1.50%	11.75% to 12.58%
2006	401	$16.17	to $18.38	$6,725	2.18%	0.75% to 1.50%	27.52% to 28.53%
2005	304	$12.68	to $14.33	$3,967	2.79%	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76	to $13.22	$2,980	1.29%	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17	to $11.37	$1,199	1.60%	0.75% to 1.50%	15.86% to 29.02%

201

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP MidCap Opportunities Portfolio - Class I
2007	56	$14.81	to $15.30	$860	-	0.75% to 1.25%	24.14% to 24.80%
2006	34	$11.93	to $12.26	$411	-	0.75% to 1.25%	6.42% to 7.00%
2005	33	$11.21	to $11.46	$379	-	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28	to $13.84	$340	-	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45		$905	-	0.75% to 1.25%	34.83% to 35.58%
ING VP MidCap Opportunities Portfolio - Class S
2007	533	$12.55	to $13.38	$6,959	-	0.95% to 1.90%	23.04% to 24.23%
2006	742	$10.20	to $10.77	$7,822	-	0.95% to 1.90%	5.59% to 6.63%
2005	1,074	$9.66 to $10.10		$10,674	-	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26		$10,784	-	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41		$6,818	-	0.95% to 1.90%	34.21% to 35.43%
ING VP Real Estate Portfolio - Class I
2007	84	$17.18	to $17.49	$1,460	2.08%	0.75% to 1.25%	-17.16% to -16.79%
2006	242	$20.61	to $21.02	$5,083	2.33%	0.75% to 1.50%	34.41% to 35.18%
2005	152	$15.43	to $15.55	$2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88	to $13.93	$1,193	(b)	0.75% to 1.25%	(b)
2003	(b)		(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	41	$9.66 to $16.79		$410	-	0.75% to 1.25%	8.66% to 9.31%
2006	26	$8.89 to $15.40		$241	-	0.75% to 1.25%	11.12% to 11.61%
2005	11	$8.00 to $13.81		$88	-	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78		$970	-	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71		$1,392	-	0.75% to 1.50%	36.95% to 37.45%
ING VP SmallCap Opportunities Portfolio - Class S
2007	465	$8.65 to $9.22		$4,184	-	0.95% to 1.90%	7.72% to 8.73%
2006	629	$8.03 to $8.48		$5,223	-	0.95% to 1.90%	10.30% to 11.29%
2005	810	$7.28 to $7.62		$6,065	-	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07		$5,342	-	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49		$4,528	-	0.95% to 1.90%	35.62% to 37.21%

202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Balanced Portfolio - Class I
2007	6,094	$10.98	to $40.47	$145,449	2.69%	0.75% to 2.25%	3.20% to 4.78%
2006	7,358	$10.64	to $38.70	$165,989	2.39%	0.75% to 2.25%	7.47% to 9.16%
2005	6,847	$10.08	to $27.78	$174,465	2.33%	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84		$189,559	2.00%	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72		$172,818	1.94%	0.75% to 2.25%	16.65% to 18.00%
ING VP Intermediate Bond Portfolio - Class I
2007	5,709	$10.77	to $83.34	$105,197	3.54%	0.75% to 2.25%	3.67% to 5.26%
2006	6,657	$10.25	to $79.47	$115,703	3.76%	0.75% to 2.25%	1.75% to 3.26%
2005	7,208	$11.62	to $20.25	$130,583	3.70%	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37	to $19.78	$137,880	7.97%	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94	to $19.00	$143,435	1.80%	0.75% to 2.25%	4.22% to 5.51%
ING VP Money Market Portfolio - Class I
2007	15,622	$10.59	to $16.11	$204,844	4.10%	0.75% to 1.90%	3.14% to 4.34%
2006	18,036	$10.17	to $15.44	$224,967	2.87%	0.75% to 2.25%	2.49% to 4.11%
2005	17,339	$10.21	to $14.83	$214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10	to $14.51	$192,781	1.13%	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02	to $14.46	$173,894	1.89%	0.75% to 2.25%	-1.07% to 0.14%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2007	1	$34.05		$23	4.55%	0.75%	9.70%
2006	1	$31.04		$21	2.16%	0.75%	9.88%
2005	1	$28.25		$19	-	0.75%	7.17%
2004	9,164	$9.95 to $27.77		$156,790	2.08%	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95		$186,531	2.17%	0.75% to 1.90%	-46.48% to 13.18%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2007	1	$23.78		$12	8.33%	0.75%	6.21%
2006	1	$22.39		$12	4.88%	0.75%	3.47%
2005	1	$21.64		$11	-	0.75%	1.22%
2004	794	$11.46	to $21.38	$15,748	5.17%	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13	to $20.72	$22,158	4.66%	0.75% to 1.50%	4.82% to 5.61%

203

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%	to	14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%	to	10.56%
2005	-	$18.09	to	$19.42	$7	-	0.75%	to	1.50%	2.73%	to	3.52%
2004	6,667	$5.85	to	$21.12	$84,481	0.13%	0.75%	to	1.90%	2.45%	to	3.70%
2003	8,493	$5.71	to	$20.49	$105,326	0.08%	0.75%	to	1.90%	29.19%	to	30.80%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
2005	-	$22.50	to	$24.16	$6	-	0.75%	to	1.50%	10.62%	to	11.44%
2004	7,231	$4.59	to	$21.68	$94,264	-	0.75%	to	1.90%	18.30%	to	19.85%
2003	7,749	$3.88	to	$18.09	$88,717	-	0.75%	to	1.90%	32.77%	to	34.10%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2007	-	$28.87			$8	-	0.75%			8.82%
2006	-	$26.53			$7	1.72%	0.75%			17.29%
2005	-	$22.62			$6	-	0.75%			5.11%
2004	10,934	$5.95	to	$23.00	$154,245	0.94%	0.75%	to	1.90%	2.76%	to	3.96%
2003	13,736	$5.79	to	$22.26	$190,923	1.05%	0.75%	to	1.90%	21.64%	to	23.07%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%	to	11.36%
2005	434	$13.28	to	$16.06	$5,924	0.52%	0.75%	to	1.50%	6.67%	to	7.43%
2004	292	$12.45	to	$14.98	$3,732	0.40%	0.75%	to	1.50%	22.18%	to	23.12%
2003	117	$10.19	to	$12.20	$1,217	0.66%	0.75%	to	1.50%	3.85%	to	23.87%
Oppenheimer Global Securities/VA
2007	3	$26.13			$84	1.20%	0.75%			5.53%
2006	3	$24.76			$83	0.98%	0.75%			16.79%
2005	3	$21.20			$72	2.12%	0.75%			13.49%
2004	2,073	$15.03	to	$23.47	$43,720	1.17%	0.75%	to	1.50%	17.37%	to	18.23%
2003	1,634	$12.73	to	$19.94	$29,539	0.55%	0.75%	to	1.50%	40.97%	to	41.96%

204

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Oppenheimer Main Street Fund®/VA
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%	to	14.08%
2005	4,588	$8.60 to		$14.43	$58,462	1.38%	0.95%	to	1.90%	3.99%	to	4.98%
2004	5,694	$8.27 to		$13.79	$68,396	0.85%	0.80%	to	2.25%	7.40%	to	8.45%
2003	5,799	$7.70 to		$12.76	$65,121	0.86%	0.95%	to	2.25%	24.19%	to	25.42%
Oppenheimer Main Street Small Cap Fund®/VA
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
2005	3	$11.72	to	$11.76	$41	(c)	0.75%	to	1.25%		(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
2003	(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Mid Cap Fund/VA
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
2005	2,781	$5.20 to		$16.97	$32,591	-	0.95%	to	1.90%	10.32%	to	11.25%
2004	3,156	$4.71 to		$15.29	$32,874	-	0.95%	to	1.90%	17.46%	to	18.63%
2003	3,313	$4.01 to		$12.93	$29,115	-	0.95%	to	1.90%	23.01%	to	24.42%
PIMCO Real Return Portfolio - Administrative Class
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
2005	139	$10.87	to	$10.96	$1,526	3.42%	0.75%	to	1.25%	1.29%
2004	48	$10.82			$522	(b)	0.75%				(b)
2003	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2007	225	$12.71	to	$12.77	$2,870	(e)	0.75%	to	1.50%		(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
2003	(e)		(e)		(e)	(e)		(e)			(e)

205

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer High Yield VCT Portfolio - Class I
2007	119	$11.89 to $12.23	$1,452	5.69%	0.75% to 1.50%	4.53% to 5.07%
2006	42	$11.48 to $11.64	$480	4.35%	0.75% to 1.25%	7.68%
2005	12	$10.81	$133	6.30%	0.75%	1.22%
2004	20	$10.68	$216	(b)	0.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wanger International Small Cap
2007	112	$10.46 to $10.51	$1,172	(e)	0.75% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Wanger Select
2007	267	$15.75 to $16.19	$4,305	-	0.75% to 1.50%	7.73% to 8.58%
2006	140	$14.62 to $14.91	$2,085	0.29%	0.75% to 1.50%	18.23% to 18.80%
2005	44	$12.45 to $12.55	$554	(b)	0.75% to 1.25%	9.61%
2004	22	$11.45	$249	(b)	0.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wanger U.S. Smaller Companies
2007	30	$13.97 to $14.36	$436	-	0.75% to 1.50%	3.79% to 4.59%
2006	42	$13.46 to $13.73	$569	0.39%	0.75% to 1.50%	6.53% to 7.10%
2005	43	$12.72 to $12.82	$552	(b)	0.75% to 1.25%	10.42%
2004	8	$11.61	$97	(b)	0.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

206

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

207

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2
Consolidated Financial Statements:
Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3
Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4
Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6
Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7
Notes to Consolidated Financial Statements	C-9

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and
Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S.
generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia March 25, 2008

C-2

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2007	2006	2005

Revenue:

Net investment income	$ 1,054.7	$ 1,029.7	$ 1,037.1
Fee income	789.3	714.8	609.6

Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1

Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7

Total revenue	2,451.9	2,229.9	2,097.7

Benefits and expenses:

Interest credited and other benefits

to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3

Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9

Interest expense	5.5	2.9	1.6

Total benefits and expenses	2,177.5	1,805.4	1,803.5

Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5

Net income	$ 218.4	$ 301.8	$ 272.7

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2007	2006

		(Restated)
Assets
Investments:

Fixed maturities, available-for-sale, at fair value

(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$ 13,316.3	$ 15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7

Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9

Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7

Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5

Total investments	17,898.4	19,010.5

Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1

Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1

Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6

Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0

Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1

Property and equipment	147.4	75.1
Other assets	112.1	73.8

Assets held in separate accounts	48,091.2	43,550.8

Total assets	$ 71,621.0	$ 68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2007	2006

		(Restated)
Liabilities and Shareholder's Equity

Future policy benefits and claims reserves	$ 18,569.1	$ 19,984.1
Payables for securities purchased	0.2	42.6

Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-

Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8

Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1

Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8

Total liabilities	68,580.0	65,468.6

Shareholder's equity

Common stock (100,000 shares authorized; 55,000

issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5

Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)

Total shareholder's equity	3,041.0	3,013.7

Total liabilities and shareholder's equity	$ 71,621.0	$ 68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

		Accumulated	Retained	Total
	Additional	Other	Earnings	Shareholder's
Common	Paid-In	Comprehensive	(Deficit)	Equity
Stock	Capital	Income (Loss)	(Restated)	(Restated)

Balance at December 31, 2004 Prior period adjustment ($43.1 pretax) Balance at January 1, 2005 Comprehensive income:

$ 2.8	$ 4,566.8	$ 67.1	$ (1,877.1)	$ 2,759.6
-	-	-	28.0	28.0

2.8	4,566.8	67.1	(1,849.1)	2,787.6

Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:

Change in net unrealized capital gains (losses)

on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1

Total comprehensive income					200.3

Dividends paid	-	(20.5)	-	-	(20.5)

Employee share-based payments	-	3.3	-	-	3.3

Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7

Comprehensive income:
Net income	-	-	-	301.8	301.8

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)

Pension liability and FAS No. 158

transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5

					293.6

Total comprehensive income

Cumulative effect of change in accounting

principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)

Employee share-based payments	-	5.9	-	-	5.9

Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7

Cumulative effect of change in

accounting principle	-	-	-	(31.1)	(31.1)

Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6

Comprehensive income:
Net income	-	-	-	218.4	218.4

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)

Pension liability ($7.1 pretax)	-	-	4.6	-	4.6

Total comprehensive income					198.6

Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8

Balance at December 31, 2007	$ 2.8	$ 4,159.3	$ (33.8)	$ (1,087.3)	$ 3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Operating Activities:

Net income	$ 218.4	$ 301.8	$ 272.7
Adjustments to reconcile net income to
net cash provided by operating activities:

Capitalization of deferred policy acquisition costs, value

of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8

Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2

Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)

Depreciation	18.2	12.6	12.0
Change in:

Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6

Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6

Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3

Net cash provided by operating activities	1,031.3	1,165.2	1,058.9

Cash Flows from Investing Activities:

Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3

Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0

Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)

Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)

Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2

Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)

Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)

Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Financing Activities:

Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)

Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)

Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)

Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)

Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3

Cash and cash equivalents, beginning of year	311.2	257.7	222.4

Cash and cash equivalents, end of year	$ 252.3	$ 311.2	$ 257.7

Supplemental cash flow information:
Income taxes paid, net	$ 45.1	$ 37.6	$ 47.1

Interest paid	$ 44.6	$ 40.8	$ 32.0

The accompanying notes are an integral part of these consolidated financial statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut.

ILIAC and its wholly-owned subsidiaries

(collectively, the “Company”) are providers of financial products and services in the
United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries,
ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a
direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”),
which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American
Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a
New York corporation registered as a broker-dealer under the Securities Exchange Act of
1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006,
ILIAC organized DSL as a wholly-owned Delaware limited liability company. On
December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business
Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles
Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:
C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2006		2005

Total revenue	$ 594.9		$ 507.7
Net income		35.8		28.2

Additional paid-in capital:
Dividends paid		25.0		20.5

Employee share-based payments		0.1		0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor
Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit”
organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities)
annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-
keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the
Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB
Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing
FIN 48, the Company recognized a cumulative effect of change in accounting principle of
$2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with
Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA")
issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance
Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises”
(“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No.
97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration
Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No.
97”), as investment contracts.

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the
Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007
Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined
Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements
No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

§	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;

§	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and

§	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s
Consolidated Balance Sheets at December 31, 2006 was $(0.5) .

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid
Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No.
155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and
Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

§	Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

§	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

§	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business
Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business
Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;

§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;

§	Contractual contingencies acquired to be recorded at acquisition-date fair values;

§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and

§	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after
December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after
January 1, 2009.

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value.
The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred.
Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;

§	Rights and obligations under certain insurance contracts that are not financial instruments;

§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and

§	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS
No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC,
VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.
Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the
Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income
and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial
Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized
capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods:
published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices.
For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-
downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At
December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in
Borrowed money on the Consolidated Balance Sheets.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated
Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated
Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of
Operations.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated
Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of
Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the
Consolidated Statements of Operations.

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings.
Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of
DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised
(“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization.
Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was
$120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-
rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9% .

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation
(“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the
Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The
GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both
Premiums and Interest credited and other benefits to contractowners in the Consolidated
Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business.

Reinsurance permits recovery of a

portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and
$2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the
Company’s individual life insurance business in 1998 (see the Reinsurance footnote).
Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the
Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

2.	Investments

	Fixed Maturities and Equity Securities

	Fixed maturities and equity securities, available-for-sale, were as follows as of
	December 31, 2007.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital	Fair
		Cost	Gains	Losses	Value

	Fixed maturities:

	U.S. Treasuries	$ 11.2	$ 0.7	$ -	$ 11.9
	U.S. government agencies and authorities	0.6	-	-	0.6

	State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

	U.S. corporate securities:

	Public utilities	1,049.1	10.8	15.6	1,044.3
	Other corporate securities	3,855.1	46.1	65.2	3,836.0

	Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

	Foreign securities(1):

	Government	379.3	17.1	6.6	389.8
	Other	1,955.8	29.9	40.3	1,945.4

	Total foreign securities	2,335.1	47.0	46.9	2,335.2

	Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
	Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7

	Other asset-backed securities	924.3	5.5	41.5	888.3

	Total fixed maturities, including

	securities pledged	14,314.9	222.7	287.2	14,250.4
	Less: securities pledged	940.2	8.0	14.1	934.1

	Total fixed maturities	13,374.7	214.7	273.1	13,316.3
	Equity securities	440.1	13.8	7.5	446.4

	Total investments, available-for-sale	$ 13,814.8	$ 228.5	$ 280.6	$ 13,762.7

	(1) Primarily U.S. dollar denominated.

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 25.5	$ 0.1	$ -	$ 25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9

State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:

Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1

Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):

Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4

Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7

Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7

Less: securities pledged	1,106.2	6.4	13.1	1,099.5

Total fixed maturities	15,150.1	188.1	226.0	15,112.2

Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$ 15,383.7	$ 208.5	$ 228.3	$ 15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value

Due to mature:

One year or less	$ 363.4	$ 363.6
After one year through five years	2,440.7	2,451.6

After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6

Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3

Less: securities pledged	940.2	934.1

Fixed maturities, excluding securities pledged	$ 13,374.7	$ 13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding
CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and
$219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31,
2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S.
government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at
December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss

Interest rate or spread widening	$ 18.8	$ 62.3	$ 48.8	$ 129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3

Total unrealized capital losses	$ 48.9	$ 131.3	$ 107.0	$ 287.2

Fair value	$ 2,256.2	$ 2,217.7	$ 3,612.1	$ 8,086.0

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss

Interest rate or spread widening	$ 10.8	$ 4.8	$ 102.6	$ 118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9

Total unrealized capital losses	$ 21.8	$ 7.3	$ 210.0	$ 239.1

Fair value	$ 2,447.4	$ 501.5	$ 6,726.2	$ 9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-
than-temporary impairment loss was considered necessary for these fixed maturities as of
December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

Limited partnerships

U.	S. Treasuries

U.	S. corporate

Foreign

2007		2006		2005

	No. of		No. of		No. of
Impairment	Securities	Impairment	Securities	Impairment	Securities

$ 3.0	1	$ -	-	$ -	-
-	-	6.4	4	0.1	2

36.3	113	24.4	67	3.9	15
19.1	54	4.2	10	0.3	1

Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-

Equity securities	-	-	0.1	3	-	-

Total	$ 76.0	219	$ 58.7	161	$ 49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31,
2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining
$59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and
2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended
December 31, 2007, 2006, and 2005.

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005

		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities

U.S. Treasuries	$ -	-	$ 6.4	4	$ 0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13

Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2

Other asset-backed	6.3	16	7.0	1	-	-

Total	$ 59.6	174	$ 42.6	83	$ 5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31,
2007, 2006, and 2005.

Fixed maturities, available-for-sale
Equity securities, available-for-sale
Mortgage loans on real estate
Policy loans
Short-term investments and cash equivalents
Other
Gross investment income
Less: investment expenses
Net investment income

2007	2006	2005

$ 895.5	$ 969.0	$ 978.9
38.5	10.5	9.7

118.5	93.6	73.0
14.1	13.2	30.0

2.2	2.4	2.7
88.3	44.5	38.7

1,157.1	1,133.2	1,133.0
102.4	103.5	95.9

$ 1,054.7	$ 1,029.7	$ 1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005

Fixed maturities, available-for-sale	$ (50.3)	$ (67.0)	$ 1.0
Equity securities, available-for-sale	6.4	9.3	12.4

Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)

Less: allocation to experience-rated contracts	161.3	(64.6)	9.0

Net realized capital (loss) gains	$ (8.2)	$ 3.0	$ 22.0

After-tax net realized capital (loss) gains	$ (5.3)	$ 2.0	$ 14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5,
$240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Proceeds on sales	$ 5,738.8	$ 6,481.2	$ 10,062.3
Gross gains	66.4	109.0	161.1

Gross losses	(101.2)	110.9	93.9

3. Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107,
“Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107
requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.
In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and
Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

		2007		2006

	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

Assets:

Fixed maturities, available-for-sale,

including securities pledged	$ 14,250.4	$ 14,250.4	$ 16,211.7	$ 16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7

Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9

Cash, cash equivalents, and

short-term investments under

securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9

Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:

Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2

Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value

	2007	2006	2007	2006

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$ 7,680.0	$ 3,277.8	$ (111.6) $	16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value

	2007	2006	2007	2006

Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$ 542.3	$ 1,112.0	$ 0.2 $	5.2

Embedded Derivatives
The Company also has investments in certain fixed

maturity instruments that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable. Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and

2005.

Balance at January 1, 2005	$ 414.5
Prior period adjustment	(1.0)

Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1

Amortization:
Amortization	(59.6)

Interest accrued at 5% to 7%	30.7

Net amortization included in the Consolidated Statements of Operations	(28.9)

Change in unrealized capital gains (losses) on available-for-sale securities	3.7

Balance at December 31, 2005	511.4

Deferrals of commissions and expenses	136.0
Amortization:

Amortization	(62.1)
Interest accrued at 6% to 7%	37.5

Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)

Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1

Amortization:
Amortization	(80.9)

Interest accrued at 5% to 7%	44.8

Net amortization included in the Consolidated Statements of Operations	(36.1)

Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)

Balance at December 31, 2007	$ 728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0,
$42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and

2005.

Balance at January 1, 2005	$ 1,365.2
Prior period adjustment	(2.7)

Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3

Amortization:
Amortization	(219.4)

Interest accrued at 5% to 7%	88.4

Net amortization included in the Consolidated Statements of Operations	(131.0)

Change in unrealized capital gains (losses) on available-for-sale securities	10.9

Balance at December 31, 2005	1,291.7

Deferrals of commissions and expenses	46.2
Amortization:

Amortization	(82.4)
Interest accrued at 5% to 7%	85.7

Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)

Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5

Amortization:
Amortization	(177.3)

Interest accrued at 5% to 7%	84.2

Net amortization included in the Consolidated Statements of Operations	(93.1)

Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)

Balance at December 31, 2007	$ 1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0,
$82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The
Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5. Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2)
ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During
2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.
Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31,
2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and
$1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005

Current tax expense (benefit):

Federal	$ 28.6	$ 23.3	$ 4.9
State	(9.0)	20.0	4.9

Total current tax expense	19.6	43.3	9.8

Deferred tax expense:

Federal	36.4	79.4	11.7

Total deferred tax expense	36.4	79.4	11.7

Total income tax expense	$ 56.0	$ 122.7	$ 21.5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended
December 31, 2007, 2006 and 2005:

	2007	2006	2005

Income before income taxes	$ 274.4	$ 424.5	$ 294.2
Tax rate	35.0%	35.0%	35.0%

Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:

Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)

State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2

Other	8.0	(2.4)	(0.7)

Income tax expense	$ 56.0	$ 122.7	$ 21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006

Deferred tax assets:

Insurance reserves	$ 216.6	$ 250.3
Net unrealized capital loss	6.4	-

Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5

Postemployment benefits	75.9	74.7
Compensation	27.3	25.1

Other	32.4	19.9

Total gross assets before valuation allowance	371.0	391.8

Less: valuation allowance	(6.4)	-

Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)

Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)

Total gross liabilities	(640.5)	(652.9)

Net deferred income tax liability	$ (275.9)	$ (261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of
December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006,
respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of
January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9

Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had accrued interest of $16.9 as of
December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended
Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions.
Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the
Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus
Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of
2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of
$256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than
Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension
Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the
Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for
2007, 2006, and 2005, respectively, and are included in Operating expenses in the
Consolidated Statements of Operations.

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings
Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.
The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the
Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING
North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule
(although certain specified participants are subject to a 5-year graded vesting schedule).
All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were
$10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of
Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive
Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for
Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension
Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents
Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents
Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the
Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended
December 31, 2007 and 2006.

	2007	2006

Change in Projected Benefit Obligation:

Projected benefit obligation, January 1	$ 97.7	$ 106.8
Interest cost	5.4	5.5

Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)

Projected benefit obligation, December 31	$ 85.6	$ 97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006

Accrued benefit cost	$ (85.6)	$ (97.7)
Intangible assets	-	-

Accumulated other comprehensive income	4.9	14.1

Net amount recognized	$ (80.7)	$ (83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006

Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount
Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of
December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

Discount rate Rate of increase in compensation levels

2007	2006	2005

6.50%	5.90%	6.00%
4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase.
Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

Interest cost Net actuarial loss recognized in the year Unrecognized past service cost recognized in the year The effect of any curtailment or settlement Net periodic benefit cost

2007	2006	2005

$ 5.4	$ 5.5	$ 6.0
0.7	2.0	1.3

-	0.2	0.2
0.4	0.4	0.3

$ 6.5	$ 8.1	$ 7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-
Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-
Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”).
The Jobs Act affects nonqualified deferred compensation plans, such as the Agents
Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs
Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and
2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

§	The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

§	The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

§	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

§	Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9. Related Party Transactions

Operating Agreements ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§	Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

§	Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

§	Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007.

For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

§	Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

§	Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING

Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§	Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company
Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective
January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets.
The total amount of compensation and fees received by the Company from the Company
Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to
ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31,
2007, 2006, and 2005, revenue received by DSL under the management agreement
(exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At
December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on
April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15% .

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At
December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of
$175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933.
ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance
Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and
December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with
ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at
December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006

Claims recoverable from reinsurers	$ 2,595.2	$ 2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)

Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8

Other	5.9	(10.8)

Total	$ 2,594.4	$ 2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

Deposits ceded under reinsurance Premiums ceded under reinsurance Reinsurance recoveries

2007	2006	2005

$ 188.5	$ 199.0	$ 215.5
0.4	0.5	0.4

419.7	359.0	363.7

12. Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was
$17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties.
At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties.
During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement.
The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction
Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the
Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance;
sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange
Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S.-based operations, including the Company.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

	Shareholder’s equity included the following components of Accumulated other
	comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Net unrealized capital gains (losses):

	Fixed maturities, available-for-sale	$ (64.5)	$ (44.6)	$ (18.0)
	Equity securities, available-for-sale	6.3	18.1	3.2

	DAC/VOBA adjustment on

	available-for-sale securities	7.8	3.9	5.1
	Sales inducements adjustment on
	available-for-sale securities	0.2	0.1	0.1

	Premium deficiency reserve adjustment	-	(37.5)	(23.6)
	Other investments	(0.7)	0.8	1.2

	Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)

	Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6

	Deferred income tax asset (liability)	12.1	2.4	(10.3)
	Asset valuation allowance	(6.4)	-	-

	Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
	Pension liability, net of tax	(5.0)	(9.6)	(11.6)

	Accumulated other comprehensive

	(loss) income	$ (33.8)	$ (14.0)	$ (5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4)
and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the
Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains
(losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007,
2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (19.9)	$ (26.6)	$ (500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)

DAC/VOBA adjustment on

available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2

Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)

Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)

Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)

Deferred income tax asset (liability)	9.7	12.7	30.9

Net change in unrealized capital gains (losses)	$ (18.0)	$ (10.7)	$ (77.5)

	2007	2006	2005

Net unrealized capital holding gains (losses) arising

during the year (1)	$ (66.9)	$ (43.6)	$ (38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3

Net change in unrealized capital gains (losses) on securities $	(18.0)	$ (10.7)	$ (77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

14. Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007
Statements of Operations. In accordance with the guidance provided in SEC Staff
Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects
of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial
Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31,
2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and
Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005

Retained earnings (net of tax)	$ (1,877.1)	$ 28.0	$ (1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006

Deferred policy acquisition cost	$ 623.6	$ (1.0)	$ 622.6
Value of business acquired	1,342.9	(2.7)	1,340.2

Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$ 19,995.8	$ (11.7)	$ 19,984.1
Other liabilities	406.2	(35.1)	371.1

Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

C-57

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth

Total revenue	$ 579.1	$ 594.9	$ 601.4	$ 676.5

Income (loss) before income taxes	100.7	115.8	85.8	(27.9)

Income tax expense (benefit)	28.5	33.6	22.3	(28.4)

Net income	$ 72.2	$ 82.2	$ 63.5	$ 0.5

2006	First*	Second*	Third*	Fourth

Total revenue	$ 532.5	$ 551.2	$ 548.5	$ 597.7

Income before income taxes	80.4	116.9	84.3	142.9

Income tax expense	21.6	34.2	16.6	50.3

Net income	$ 58.8	$ 82.7	$ 67.7	$ 92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

C-58